ANNUAL REPORT

               December 31, 1997
                                         TIFF
                                         INVESTMENT       Investment management
                                         PROGRAM          for foundations
















February 26, 1998



Dear TIP Member:

         We are pleased to present the Annual Report to Members of the TIFF Investment Program, Inc. (TIP).

         As you know, TIP is a family of multi-manager, commingled funds open exclusively to 501(c)(3) organizations. TIP administers six Funds at present:
Multi-Asset, International Equity, Emerging Markets, U.S. Equity, Bond, and Short-Term. All of the TIFF Funds enable member foundations to delegate to TIP responsibility for the time-intensive tasks of selecting money managers and other vendors. The Multi-Asset Fund goes beyond this by providing Members with an opportunity to also delegate to TIP responsibility for the all-important task of asset allocation.

         We are very gratified by the favorable reception that TIP has received from the not-for-profit community. We are engaged in active discussions with numerous organizations throughout the United States that have expressed interest in learning more about TIP and would welcome the opportunity to discuss this exciting initiative with other eligible investors.

         For  further  information  about the TIFF  Investment
Program, please call us at 804-984-0084.


Sincerely,




David A. Salem

President





==============================================================================
                                                     Contents
==============================================================================



TIFF Multi-Asset Fund
         Performance Graph ................................................ 1
         Schedule of Investments ...........................................2


TIFF International Equity Fund
         Performance Graph ................................................ 8
         Schedule of Investments ...........................................9


TIFF Emerging Markets Fund
         Performance Graph ............................................... 14
         Schedule of Investments ..........................................15


TIFF U.S. Equity Fund
         Performance Graph ............................................... 20
         Schedule of Investments ..........................................21


TIFF Bond Fund
         Performance Graph ............................................... 24
         Schedule of Investments ..........................................25


TIFF Short-Term Fund
         Performance Graph ................................................28
         Schedule of Investments ..........................................29


Statements of Assets and Liabilities ......................................30


Statements of Operations ..................................................36


Statements of Changes in Net Assets .......................................38


Financial Highlights ......................................................41


Notes to Financial Statements .............................................47


Report of Independent Accountants..........................................62




Graph


===============================================================================
TIFF Multi-AssetFund
December 31, 1997
===============================================================================

Policy Considerations: The Fund is designed as a core vehicle for that portion of an endowment committed to marketable securities. Its objective is to produce a five percent inflation-adjusted return with sufficient consistency to induce its holders to "stay the course": to adhere to investment policies that comport better with their goal of preserving purchasing power than do policies that place more emphasis on avoiding short-term embarrassment. The Fund seeks to outperform its benchmark through three means: (1) active security selection within asset class segments; (2) occasional shifting of assets among these segments; and (3) judicious use of other commingled investment vehicles.

Performance Evaluation: The Fund has surpassed its goal of generating an annualized return at least 5% above inflation, but this is unsurprising given the upward trend of financial assets since the Fund commenced operations. The Fund outperformed the Constructed Index that serves as its benchmark from its inception through mid-November 1997. But the last six weeks of 1997 were unkind to the Fund, and it has fallen behind its benchmark. For the first 137 weeks of its 143 week life, the Fund managed to outperform its benchmark despite a material underweighting in U.S. stocks, which has been the best performing asset class of those in which the Fund primarily invests. This tilt away from U.S. stocks, which has hovered near the limit of 10% for some time (15% exposure vs. 25% neutral weight and 15% minimum), is the product of valuation judgments by the Fund's managers as distinct from a policy tilt by the cooperative's directors. Fortunately, the drag produced by the managers' cautious view of U.S. stocks has been partially offset by favorable security selection within other asset classes. The Fund has also profited in the relative sense (i.e., gained ground against its benchmark) from its Equity Substitutes segment, which employs strategies not readily available via conventional mutual funds.

Investment Performance (For Periods Ended December 31, 1997)

                                                  Total Return
                               Year      Cumulative since     Annualized since
                              Ended    Inception (3/31/95)  Inception (3/31/95)

TIFF Multi-Asset Fund          5.5%            37.8%                    12.4%
Multi-Asset Constructed       11.1%            40.3%                    13.1%
Index**

**  25% Wilshire 5000; 30% MSCI All Country World ex US
Index; 15% Merrill Lynch Treasury Bill Index + 5% per annum;
10% MSCI
Global
      Resource-Related Index; 15% Lehman Aggregate Bond
Index; and 5% Lehman Majors ex US Bond Index




==============================================================================
TIFF Multi-Asset Fund / Schedule of Investments
December 31, 1997
==============================================================================


Long-Term Investments [97.1%]            Shares    Value +

Common  Stocks [44.5%]

U.S. Common Stocks [16.3%]

Aerospace [0.4%]
AlliedSignal, Inc.                        19,000   $739,813
Boeing & Co.                              13,500    660,656
                                                 -----------
     Total                                        1,400,469
                                                 -----------

Airlines [0.4%]
Continental Airlines - Class B  *         30,791  1,481,817
                                                 -----------

Automobile Parts & Equipment [0.1%]
Exide Corp.                                 5,689   147,203
Wabash National Corp.                       4,353   123,788
                                                  ----------
     Total                                          270,991
                                                  ----------

Chemicals [0.4%]
Airgas, Inc.   *                           34,000   476,000
Carbide/Graphite  Group,  Inc., (The)      18,910   638,213
*
Wellman, Inc.                              16,000   312,000
                                                  ----------
     Total                                        1,426,213
                                                  ----------

Communications [0.0%]  +++
Cable Design Technologies                   4,172   162,187
                                                  ----------

Computer Software [0.2%]
DataWorks Corp.  *                         28,562   567,670
                                                  ----------

Construction [0.5%]
Camco International, Inc.                   9,500   605,031
J. Ray McDermott, SA  *                    30,000 1,290,000
                                                  ----------
     Total                                        1,895,031
                                                  ----------

Cosmetics [0.3%]
Colgate-Palmolive Co.                      13,000   955,500
French Fragrances, Inc.  *                 19,500   177,938
                                                  ----------
     Total                                        1,133,438
                                                  ----------

Electronics [0.6%]
ACT Manufacturing, Inc.  *                  9,470   133,764
Catalina Lighting, Inc.  *                157,650   561,628
Eltron International, Inc.  *               8,803   266,291
Flextronics International, Ltd. *           8,836   304,842
Information Storage Devices, Inc.  *        9,674    58,346
MicroAge, Inc.  *                           6,051    91,143
Motorola, Inc.                             13,000   741,813
Supertex, Inc.  *                          16,781   182,493
                                                  ----------
     Total                                        2,340,320
                                                  ----------

Financial [1.2%]
Federal Home Loan Mortgage Corp.           13,865   581,463
Federal National Mortgage Association      38,004 2,168,604
Allied Capital Corp.                       70,800 1,575,300
The PMI Group, Inc.                         5,028   363,587
                                                  ----------
     Total                                        4,688,954
                                                  ----------

Foods  [0.2%]
Wrigley (WM) Jr. Co.                       11,000   875,188
                                                  ----------

Health Care [0.2%]
Coram Healthcare Corp.  *                  83,378  $281,401
PacifiCare  Health  Systems,  Inc.  -      10,067   527,259
Class B *                                         ----------
     Total                                          808,660
                                                  ----------

                                        Shares     Value +
Hotels/Restaurants [0.7%]
American General Hospitality Corp.         15,691  $419,734
Applebee's International, Inc.             34,663   626,100
Brinker International, Inc.  *             17,606   281,696
La Quinta Motor Inns, Inc.                 52,049 1,005,196
Starwood Lodging Trust                      7,989   462,363
                                                  ----------
     Total                                        2,795,089
                                                  ----------

Leisure [0.3%]
Alliance Gaming Corp  *                    25,438   124,010
Casino America, Inc. *                    110,000   268,125
YES! Entertainment Corp.  *                50,032    92,244
Coastcast Corp.  *                          5,821    80,766
Galileo International, Inc.                20,986   579,738
                                                  ----------
     Total                                        1,144,883
                                                  ----------

Machines [1.1%]
Deere & Co.                                13,000   758,063
Dover Corp.                                36,000 1,300,500
Stewart & Stevenson Services, Inc.         17,463   445,307
Thermo Electron Corp.  *                   28,000 1,246,000
UCAR International, Inc.  *                11,700   467,268
                                                  ----------
     Total                                        4,217,138
                                                  ----------

Manufacturing [1.0%]
Coleman Co, Inc.   *                       31,621   507,912
KLA-Tencor Corp.  *                        70,000 2,703,750
Vans, Inc.   *                             17,607   266,306
Warnaco Group, Inc. - Class A              12,105   379,794
                                                  ----------
     Total                                        3,857,762
                                                  ----------

Medical Supplies [0.8%]
ALARIS Medical, Inc.  *                    10,000    48,750
Baxter International, Inc.                 20,000 1,008,750
Physio-Control International Corp.  *     135,850 2,156,619
                                                  ----------
     Total                                        3,214,119
                                                  ----------

Metals [1.3%]
Aluminum Company of America (Alcoa)        20,700 1,456,763
Century Aluminum Company                    7,200    97,200
EASCO, Inc.                                56,000   742,000
Phelps Dodge Corp.                          9,400   585,150
RMI Titanium Co.  *                        26,672   533,440
Santa Fe Energy Resources, Inc.  *         80,000   900,000
Titanium Metals Corp.  *                   13,500   389,812
Stillwater Mining Co.   *                  25,000   418,750
                                                  ----------
     Total                                        5,123,115
                                                  ----------

Mining [0.8%]
Freeport-McMoRan  Copper & Gold, Inc.-     60,200   921,813
     Class A
Newmont Mining Corp.                       45,150 1,326,281
Registry (The), Inc.  *                    20,728   950,897
                                                  ----------
     Total                                        3,198,991
                                                  ----------

Oil/Gas Exploration [1.2%]
Barrett Resources Corp.   *                20,000   605,000
Pioneer Natural Resources Co.              24,691   714,506
Pogo Producing Co.                         40,000 1,180,000
Tom Brown, Inc.  *                          9,100   175,175
Union Texas Petroleum Holdings, Inc.       50,000 1,040,625
Vastar Resources, Inc.                     20,000   715,000
                                                  ----------
     Total                                        4,430,306
                                                  ----------



                                        Shares     Value +
Oil/Gas Services [2.3%]
Amerada Hess Corp.                         10,000 $ 548,750
Anadarko Petroleum Corp.                   30,000 1,820,625
Baker Hughes, Inc.                         30,000 1,308,750
Exxon Corp.                                16,000   979,000
Pride International, Inc.  *               15,000   378,750
Reading & Bates Corp.  *                   20,000   837,500
Schlumberger, Ltd.                         15,000 1,207,500
Texaco, Inc.                               12,144   660,330
Tuboscope Vetco International Corp.*       30,000   721,875
Union Pacific Resources Group, Inc.        12,500   303,125
                                                  ----------
     Total                                        8,766,205
                                                  ----------

Pharmaceutical [0.4%]
Jones Medical Industries, Inc.  *          19,408   742,356
Pfizer, Inc.  *                            12,000   894,750
                                                  ----------
     Total                                        1,637,106
                                                  ----------

Producer Goods [0.0%]  +++
Apogee Enterprises, Inc.                   14,368   170,620
                                                  ----------

Publishing [0.1%]
Westvaco Corp.                             10,000   314,375
                                                  ----------

Railroad [0.1%]
Wisconsin Central Transportation Corp*     10,800   252,450

                                                  ----------

Real Estate [0.1%]
Kilroy Realty Corp.                         8,658   248,918
                                                  ----------

Retail [0.8%]
BJ's Wholesale Club, Inc.  *               18,118   568,452
Books-A-Million, Inc.  *                   72,500   421,406
Buffets, Inc.  * ++++                           0         4
Gadzooks, Inc.  *                          23,453   492,513
Kenneth  Cole  Productions,   Inc.  -      19,528   313,669
Series A *
Musicland Stores Corp. *                   18,325   134,002
Proffitt's, Inc.  *                        10,014   284,773
TJX Companies, Inc.                        11,004   378,263
Wet Seal, Inc. (The) - Class A  *          12,995   383,352
                                                  ----------
     Total                                        2,976,434
                                                  ----------

Services [0.0%] +++
Computer Learning Centers, Inc.  *          3,237   198,266
                                                  ----------

Steel [0.1%]
Oregon Steel Mills, Inc.                   16,225   345,795
Steel Technologies, Inc.                   11,187   131,447
                                                  ----------
     Total                                          477,242
                                                  ----------

Telecommunications [0.2%]
Metrocall, Inc.  *                         34,395   169,825
USCI, Inc.  *                              95,700   669,900
                                                  ----------
     Total                                          839,725
                                                  ----------

Textiles [0.2%]
Authentic Fitness Corp.                    46,695   860,939
                                                  ----------

Thrifts [0.1%]
Washington Mutual, Inc.                     4,292   273,883
                                                  ----------

Transportation [0.2%]
USFreightways Corp.                        15,941   518,083
Werner Enterprises, Inc.                        1        10
                                                  ----------
     Total                                          518,093
                                                  ----------

                                        Shares     Value +
Total U.S. Common Stocks
     (Cost $58,707,582)                         $62,566,597
                                                  ----------

Foreign Common Stocks [28.2%]

Argentina [0.4%]
Quilmes Industrial SA                      37,960   408,070
YPF-Sociedad Anonima ADR                   30,000 1,025,625
                                                  ----------
     Total                                        1,433,695
                                                  ----------

Austria [0.2%]
Vogel & Noot Waermetechnik AG              40,560   918,534
                                                  ----------
     Total

Australia [0.0%] +++
Resolute Ltd.                              48,354    35,299
                                                  ----------

Bermuda [0.1%]
PartnerRe Ltd.                             11,000   510,125
                                                  ----------

Brazil [0.2%]
Companhia Vale Do Rio Doce - ADR           34,500   694,005
                                                  ----------

Canada [3.4%]
Agnico-Eagle Mines Ltd.                    42,430   230,713
Alberta Energy Company Ltd.                60,000 1,163,502
Alcan Aluminium Ltd.                       50,000 1,381,250
Anderson Exploration Ltd.  *              102,182 1,001,077
Barrick Gold Corp.                         90,000 1,676,250
Canadian Occidental Petroleum Ltd.         50,000 1,131,250
Euro-Nevada Mining Corp.                   26,400   356,976
Franco-Nevada Mining Ltd.                  12,000   235,636
Imperial Oil Ltd.                          20,000 1,284,387
Memotec Communications, Inc.  *            70,000    54,782
Open Text Corp.  *                         36,962   494,367
PanCanadian Petroleum Ltd.                 50,000   803,620
Placer Dome, Inc.                          80,200 1,017,538
Queenstake Resources Ltd.  *              375,000   228,307
Talisman Energy, Inc.  *                   30,000   911,250
TELUS Corp.                                26,366   584,885
TVX Gold, Inc.  *                          96,650   326,192
                                                  ----------
     Total                                        12,881,982
                                                  ----------

Denmark [0.4%]
InWear Group AS                            55,000 1,686,846
                                                  ----------

Finland [0.1%]
Benefon OY                                 43,450   495,618
                                                  ----------

France [1.7%]
Chargeurs International SA                  6,038   361,136
Equipements et Composants pour
l'Industrie Automobile                     13,550 2,723,957

Financiere et Industrielle Gaz et Eaux      1,950   840,713

Rhone-Poulenc SA - ADR                      8,913   395,514
Total    Compagnie    Francaise   des
Petroles SA ADR                            40,000 2,220,000
Valeo SA                                        8       543
                                                  ----------
     Total                                        6,541,863
                                                  ----------

Germany [2.0%]
ESG Re Ltd.  *                             12,928   303,808
Bayer AG                                   17,000   635,549
Daimler-Benz AG                            11,000   772,295
Deutsche Bank AG                           16,000 1,130,459

                                        Shares     Value +
Leica Camera AG                             7,400x $127,622
Rinol AG                                  140,600 3,989,207
Sto AG - O.S. Vorzugs                       1,925   674,687
                                                  ----------
     Total                                        7,633,627
                                                  ----------

Ghana [0.2%]
Ashanti Goldfields Co. Ltd. - GDR         100,966   757,245
                                                  ----------

Hong Kong [1.6%]
Hung Hing Printing Group                4,839,704 2,123,910
Hutchison Whampoa Ltd.                    160,000 1,003,678
Johnson Electric Holdings Ltd.            244,000   702,317
Sinocan Holdings Ltd.                   8,100,000 2,247,822
                                                  ----------
     Total                                        6,077,727
                                                  ----------

Indonesia [0.2%]
PT Asuransi Lippo Life                    620,100    23,181
PT Davomas Abadi                        3,780,000   706,542
                                                  ----------
     Total                                          729,723
                                                  ----------

Ireland [0.2%]
Bank of Ireland                            17,454   268,315
Esat Telecom Group pl - ADR  *             25,749   346,002
                                                  ----------
     Total                                          614,317
                                                  ----------

Israel [0.1%]
Elbit Ltd.                                 22,112   304,040
                                                  ----------

Italy [0.5%]
Instrumentation Laboratory SpA ADR  * -   225,000   464,063
Safilo SpA                                 60,000 1,554,111
                                                  ----------
     Total                                        2,018,174
                                                  ----------

Japan [0.5%]
Canon, Inc.                                27,000   629,448
Hirose Electric                             6,000   306,902
Mitsubishi Corp.                          100,000   789,877
                                                  ----------
     Total                                        1,726,227
                                                  ----------

Latin American Region [0.1%]
Apex Silver Mines Ltd.  *                  15,600   198,900
                                                  ----------

Malaysia [0.1%]
Nestle (Malaysia) Berhad                   45,000   208,871
                                                  ----------

Mexico [0.3%]
Consorcio  Hogar  SA de CV - Series B      56,121   130,903
*
Kimberly-Clark de Mexico SA de CV         100,000   473,945
Tubos de Acero de Mexico SA - ADR  *       26,441   571,787
                                                  ----------
     Total                                        1,176,635
                                                  ----------

Netherlands [1.5%]
Royal Dutch Petroleum Co.                  27,000 1,463,063
Van Melle NV                               46,040 3,294,739
Wolters Kluwer NV                           7,000   904,797
                                                  ----------
     Total                                        5,662,599
                                                  ----------

Norway [1.2%]
Atlantic Container Line AB                  6,119   232,472
Kverneland Gruppen AS                      45,000   732,700
Norsk Hydro AS - ADR                       40,000 2,040,000
Norsk Lotteridrift AS  *                  435,000 1,770,692
                                                  ----------
     Total                                        4,775,864
                                                  ----------



                                        Shares     Value +
Philippines [0.1%]
Cosmos Bottling Corp.                   2,500,000 $ 206,250

                                                  ----------

Portugal [1.2%]
Investec Consultadoria International  *   116,000 3,435,870
Telecel-Comunicacoes Pessoais SA  *        11,142 1,187,470
                                                  ----------
     Total                                        4,623,340
                                                  ----------

Singapore [0.8%]
Electronic Resources Ltd.               3,150,000 3,206,250
                                                  ----------

South Africa [0.2%]
Amalgamated Banks of South Africa          72,565   417,726
LibLife Strategic Investments Ltd.        110,000   372,019
                                                  ----------
     Total                                          789,745
                                                  ----------

Spain [1.1%]
Azkoyen SA                                 24,252 2,563,737
Repsol SA- ADR                            40,000 1,702,500
                                                  ----------
     Total                                        4,266,237
                                                  ----------

Sweden [2.4%]
Investment AB Bure                        215,000 2,832,157
Investor AB - Class B                      21,000 1,024,455
IRO AB                                    128,900 1,884,835
Nobel Biocare AB                          255,200 3,345,620
                                                  ----------
     Total                                        9,087,067
                                                  ----------

Switzerland [3.0%]
ABB Ag Namen  *                             3,700   934,881
Logitech International SA  *                8,050 1,240,242

Nestle SA - ADR                            10,000   750,402
Pubigroupe SA                               5,521 1,205,970
Selecta Group (The)  *                     25,500 3,422,350
SGS Societe Generale de Surveillance
      Holding SA - Class R                  2,700   989,113
Stratec Holding AG  *                       2,200 2,952,616
                                                  ----------
     Total                                        11,495,574
                                                  ----------

Thailand [0.0%]  +++
The Siam Cement Co., Ltd.                  15,000   122,581
                                                  ----------

United Kingdom [4.4%]
Billiton plc  *                           200,100   513,617
British Steel plc - ADR                    15,000   321,563
JBA Holdings plc                          175,000 2,981,136
McBride plc                             1,850,000 5,389,500
Powerscreen International plc              90,000   905,012
Premier Oil plc  *                        615,892   539,583
Railtrack Group plc                        32,000   509,307
Rentokil Initial plc                      200,000   886,910
Rio Tinto plc  *                           60,000   739,667
Storehouse plc                             70,000   271,903
Victrex plc                               997,500 3,858,195
                                                  ----------
     Total                                        16,916,393
                                                  ----------

Total Foreign Common Stocks
     (Cost $111,861,548)                          107,795,353
                                                  ----------


Total Common Stocks
     (Cost $170,569,130)                          170,361,950
                                                  ----------





                                       Face Amount     Value +
U.S. Fixed Income Securities [18.0%]

Asset-Backed Securities [1.9%]
Amerus Home Equity Loan Trust, Ser.
1997-1, Class A1, 6.210% due 10/15/03     404,826   404,826

Money Store Home Equity Trust (The),
Ser. 1994-C, Class A2, 7.100% due
7/15/13                                   146,479   146,317

Bankboston Marine Asset-Backed
Trust, Ser. 1997-2, Class A1, 6.430%
 due 8/25/98                              231,076   230,850

Countrywide Funding (FRN), Ser.
1997-2,
     Class A, 5.959% due 5/25/27          422,204   422,138
Countrywide Home Equity Loan (FRN),
Ser.
     1997-C, Class A, 6.160% due
9/15/22                                   364,369   364,103
Countrywide Home Equity Loan (FRN),
Ser.
     1997-D, Class A, 5.888% due
12/15/23                                  380,000   380,000
Discover Card Trust Trust, Ser.
1997-1, Class
      A, 6.070% due 2/16/05               445,000   444,697
Discover Card Trust, Ser. 1997-2,
Class A,
      6.792% due 4/16/10                  225,000   227,203
Equicredit Funding Trust, Ser.
1996-A, Class
      A1, 6.450% due 9/15/10              214,266   214,719
First Deposit Master Trust, Ser.
1993-2, Class
      A, 5.750% due 6/15/01               470,000   469,629
First USA Cr. Card Trust (FRN), Ser.
1996-2,
     Class A, 5.809% due 2/10/06          445,000   446,736
Household Consumer Loan Trust (FRN),
Ser.
      1997-2, Class A1, 6.16% due
11/15/07                                  366,875   366,875
IMC Home Equity Loan Trust (FRN),
Ser.
      1997-5, Class A2, 6.059% due
9/15/07                                   332,936   332,823
MBNA Master Credit Card Trust (FRN),
Ser.
      1996-E, Class A, 6.150% due
10/15/05                                  280,000   280,778
MBNA Master Credit Card Trust (FRN),
Ser.
      1997-N, Class A, 5.976% due
11/15/02                                  460,000   460,000
Merrill Lynch Home Equity Loan
(FRN), Ser.
      1997-1, Class A, 5.805% due
9/25/27                                   419,390   419,386
Morgan Stanley Capital (144A), Ser.
1997-
       LB1, Class A2, 6.860% due
7/15/05 (a)                               335,000   342,014
Providian Master Trust (FRN), Ser.
1997-3,
      Class A, 6.090% due 12/15/05        470,000   470,414
Resolution Trust Corp. (FRN), Ser.
1992-C3,
      Class A3, 6.838% due 8/25/23        103,934   103,999
Southern Pacific Secured Assets Corp
(FRN),
      Ser. 1997-3, Class A1, 6.179%
due 9/25/27                               376,040   375,454

UCFC Home Equity Loan (FRN), Ser.
1997-
      C, Class A8, 6.325% due 9/15/27     317,722   317,456
Total Asset-Backed Securities
                                                  ----------
     (Cost $7,216,297)                            7,220,417
                                                  ----------

Corporate Obligations [6.8%]
Anthem Insurance (144A), 9.000% due
      4/1/27 (a)                          480,000   535,020
Mexico Apasco SA de CV, 9.250% due
      4/20/98 (Mexico)                    260,000   144,602
Archer-Daniels-Midland, 6.750% due
     11/30/02                             835,000   836,279
AT&T Corp. (FRN), 5.460% due 4/26/99      570,000   566,886
Avon Energy Partners (144A), 7.050%
due                                       580,000   589,803
     12/11/07 (United Kingdom) (a)
Bangkok Bank Public Co., 3.250% due
     3/3/04 (Thailand)                    500,000   167,500
Bank of Nova Scotia, 6.500% due
7/15/07(Canada)                           790,000   816,012

Bankers Trust, 6.700% due 10/1/07         190,000   191,949

Bear Stearns Co., Inc. (FRN), 6.093%
due 3/7/01                                400,000   399,644



                                       Face Amount   Value +
Beneficial Corp. (FRN), 6.05% due
1/9/01                                   $275,000  $275,000
Bladex  Floating  Rate  (Panama)  due
9/9/02                                    345,000   344,196
Brazil   Copel,   0.000%  due  3/4/98
(Brazil)                                  150,000   148,117
Brazil   Electropaolo,   0.000%   due
1/30/98 (Brazil)                          200,000   198,856

Brazil Globopar, 0.000% due 2/9/98
      (Brazil)                            200,000   198,562
CIBC Capital Funding  (144A),  6.250%
due 12/17/02  (a)                         475,000   474,577

Comdisco,   Inc.  (MTN),  5.540%  due
1/26/98                                   460,000   459,832
Conseco Finance Trust II, 8.700% due
       11/15/26                           600,000   666,753
Corp.   Andina  de  Fomento   (144A),
6.625%                                    100,000   100,348
       10/14/98 (Latin America) (a)
Corp.  Andina de Fomento,  7.250% due
3/4/07                                    515,000   524,221
       (Latin America)
Corp. Andina de Formento, 7.100% due
        2/1/03 (Latin America)            785,000   796,911
Countrywide   Funding  (FRN),  6.195%
due 8/28/00                               200,000   200,210

Empresa   Nacional   de   Electridad,
8.125% due 2/1/97 (Chile)                 245,000   256,165

First   National   Bank  of  Chicago,
8.080% due 1/5/18                         720,000   821,994

Firststar Bank Milwaukee, 6.250% due
        12/1/02                           300,000   299,978
Florida    Windstorm     Underwriting
(144A), 6.850% due 8/25/07 (a)            520,000   527,731

Ford Motor Credit  (FRN),  6.158% due
3/5/01                                    475,000   476,036
General   Motors   Acceptance   Corp.
(FRN),  5.906% due 4/29/02                325,000   324,267

Goldman   Sachs   Group  LP (144A),
7.800%  due 7/15/02 (a)                   440,000   464,565

Hero  Asia  BVI  Co.   Ltd.   (144A),
9.110% due 10/15/01 (China) (a)           517,056   537,524

Humpuss Funding Corp. (144A),  7.720%
due 12/15/09 (Indonesia)  (a)             676,743   697,092

IBM Corp., 7.125% due 12/1/96             440,000   458,165
Jet Equipment  Trust  (144A),  9.710%
due  8/15/13  (a)                         115,000   145,932

Kern  River  Funding  Corp.   (144A),
6.720% due 9/30/01  (a)                   790,000   805,772

Lehman   Brothers   Holdings,    Inc.
(FRN),  6.480% due 1/15/02                355,000   355,096

Monsanto Co., 6.750% due 12/15/27         410,000   405,075

Mutual  Life   Insurance   Co.  -  NY
(144A), 0.000% due 8/15/24(a) (b)         800,000 1,007,825

New Plan Realty Trust  (MTN),  7.970%
due 8/14/26                               380,000   421,398

Northwest Airlines Corp.,  7.068% due
7/2/17                                    370,000   387,931
Northwest Airlines Corp.,  7.248% due
7/2/14                                    320,000   328,496
Oil Purchase Co. (144A), 7.100% due
      4/30/02 (Colombia)  (a)             605,000   605,271
Perez Companc SA (144A), 8.125% due
      7/15/07 (Argentina)  (a)            435,000   415,969
Petrozuata   Finance,   Inc.  (144A),
8.220% due                                430,000   449,992
      4/1/17 (Venezuela) (a)
PNC Bank  N.A.  Corp.  (FRN),  6.043%
due                                       445,000   443,928
      8/15/02
Prime Property II (144A), 6.800% due
      8/15/02  (a)                        615,000   622,180
Ras   Laffan-Lincs   1997-11  (144A),
    7.850%    due     3/18/14     (a)     880,000   985,736
    (d)
Rayonier,   Inc.  (FRN),  6.196%  due     405,000   405,720
9/21/98
Resolution Trust Corp. (FRN),  6.657%
due 12/25/20                               45,614    45,457

Salomon, Inc., 6.750% due 2/15/03         655,000   664,298


                                       Face Amount   Value +
Sithe/ Independence  Funding, Ser. A,
9.000%  due 12/30/13                   $ 380,000 $  454,905

Southwest   Airlines,    9.250%   due
2/15/98                                   150,000   150,506
Tarkett  International,   9.000%  due
3/1/02  (Germany)                         950,000 1,008,547

Taubman  Realty  Group,   7.500%  due
6/15/02                                   280,000   290,396
Times Mirror Co., 6.610% due 9/15/27      355,000   364,002
Total Access Communication, 2.000%
   due 5/15/06 (Taiwan)                   530,000   519,605
United  Illuminating  Co., 7.830% due
1/2/19                                    415,000   424,596
Van Kampen CLO I Ltd. FRN (144A),
     6.819% due 10/8/07  (a)              350,000   348,433
YPF Sociedad Anonima, 7.500% due
     10/26/02 (Argentina)                 461,458   474,761
Total Corporate Obligations
                                                  ----------
     (Cost $25,884,676)                           26,030,622
                                                  ----------

Mortgage-Backed Securities [5.8%]
FHLMC, 5.500% due 10/15/02              1,913,001 1,908,467
FHLMC, 5.750% due 11/15/13                131,146   130,864
FHLMC, 8.500% due 6/1/10                  290,985   302,636
FHLMC,  Ser.  1541,  Class D,  5.500%
due  1/15/14                              557,000   555,535

FHLMC,  Ser.  1542,  Class E,  5.650%
due 1/15/15                               597,407   596,081

FHLMC,  Ser.  1734,  Class C,  6.000%
due  2/15/03                              515,474   514,891

FNMA (TBA), 6.500% due 2/20/13          3,400,000 3,404,250
FNMA (TBA), 7.000% due 2/14/98          3,505,000 3,530,192
FNMA (TBA), 7.500% due 2/11/98          3,600,000 3,684,375
FNMA (TBA), 6.500% due 2/26/98          3,345,000 3,354,408
FNMA, 7.400% due 7/1/04                 1,650,000 1,772,324
FNMA,   Ser.   1993-167,   Class  CA,
5.500%  due 4/25/14                       386,446   384,734
FNMA,   Ser.   1993-245,   Class  PC,
5.000% due 7/25/13                        199,041   198,272

FNMA, Ser. 1993-30,  Class PD, 5.750%
due 11/25/12                              221,601   220,797

GNMA (TBA), 7.000% due 2/19/28          1,480,000 1,492,025
Total Mortgage-Backed Securities
                                                  ----------
     (Cost $21,909,361)                           22,049,851
                                                  ----------

U.S. Treasuries [3.5%]
U.S.   Treasury   Bond,   8.000%  due
11/15/21                                  100,000   124,656
U.S. Treasury Note 6.250% due 2/15/03   5,020,000 5,134,516
U.S.   Treasury   Note,   5.750%  due
11/30/02                                  150,000   150,141
U.S.   Treasury   Note,   6.125%  due
8/15/07                                   990,000 1,017,534
U.S.   Treasury   Note,   6.250%  due
6/30/02                                 4,690,000 4,785,263
U.S.   Treasury   Note,   6.375%  due
8/15/27                                 2,165,000 2,282,722
Total U.S. Treasuries
                                                  ----------
     (Cost $13,357,853)                           13,494,832
                                                  ----------

Total U.S. Fixed Income Securities
     (Cost $68,368,187)                           68,795,722
                                                  ----------

Preferred Stocks [0.2%]
Duke Realty Investments, Inc.
7.990% due
      10/1/12
Total Preferred Stocks (Cost
$676,000)                                  13,520    702,195
                                                  ----------

Warrants [0.0%] +++
Electronic  Resources  Ltd.  expiring
7/17/07
     (Singapore) *
Total Warrants (Cost $33,048)             314,083   186,954
                                                  ----------



                                        Shares     Value +
Rights [0.0%]  +++
Chauvco Resources International Ltd.
     expiring 1/8/98 (Canada)              50,000 $  41,987

Queenstake  Resources  Ltd.  Expiring
9/11/98 (Canada)  *                       187,500         0

                                                  ----------
Total Rights  (Cost $300,941)                        41,987
                                                  ----------

Investment Companies [16.4%]
Atlantis Japan Growth Fund  *              61,000   228,750
Euro-Partners Arbitrage Fund  *            10,069 18,969,266
GMO  Currency  Hedged   International
Bond Fund  **                             105,993 1,111,871

GMO Currency Hedged Int'l Core III **
                                          159,861 1,747,280
GMO Emerging Country Debt III **          136,369 1,555,974
GMO Emerging Markets Stock Fund **        678,731 6,468,304
GMO Global Hedged Equity Fund **          313,302 2,744,528
GMO International Bond Fund **            787,546 8,119,602
GMO International Core III **             668,824 14,179,076
GMO International Small Companies **      109,649 1,216,013
GMO Japan Fund **                         426,301 2,464,020
GMO REIT Fund **                          119,088 1,601,737
GMO Small Cap Growth III **                65,002   741,668
GMO Small Cap Value Fund III **            45,197   774,676
GMO U.S. Core Fund **                       7,501   138,621
GMO Value Fund III **                      35,987   485,827
S & P 500 Depositary Receipt                  665    64,547
Total Investment Companies
                                                  ----------
     (Cost $67,586,927)                           62,611,760
                                                  ----------

Limited Partnerships [18.0%]
Concentric Capital L.P.* (c) (e)            9,845 9,948,364
Daystar Partners L.P.* (c) (e)             14,488 14,621,934
Farallon  Capital  Partners L.P.* (c)
(e)                                         6,234 9,527,291
Lone Redwood L.P.* (c) (e)                 40,000 4,000,000
Pomboy Capital L.P.* (c) (e)                6,489 2,419,236
The Value Realization Fund L.P.* (c)    2,078,619 28,078,660

Total Limited Partnerships
                                                  ----------
     (Cost $69,209,866)                           68,595,485
                                                  ----------

Total Long-Term Investments
     (Cost $376,744,099)                          371,296,053
                                                  ----------

                                      Face Amount
Short-Term Investments [9.6%]

U.S. Treasuries [0.2%] ++
U.S.   Treasury   Bill,   4.990%  due  $
6/4/98                                    195,000   190,666
U.S.   Treasury   Bill,   5.380%  due
4/2/98                                    765,000   755,035
                                                  ----------
Total    U.S.     Treasuries    (Cost               945,701
$945,695)
                                                  ----------

Repurchase Agreement [9.4%]
Investors   Bank  &   Trust   Company
Repurchase Agreement,  5.900%  due  1/2/98;
Issued 12/31/97; Proceeds 35,815,153
     (Collateralized  by  $16,000,000
FHLMC LBR FLTR,  7.175% due  12/15/23
with a market value of $16,445,902;
$13,948,535 FNMA LBR FLTR, 6.775%
due 9/18/27  with a market value
of $14,034,968;   $6,880,692  GNMA
ARM, 7.375%  due   6/20/26   with  a
market value of $ 7,113,299)(Cost
$35,803,417)                          35,803,417  35,803,417
                                                  ----------


                                        Shares    Value +
Total Short-Term Investments
     (Cost $36,749,112)                        $  36,749,118

                                                 -----------

Total Investments [106.7%]
     (Cost $413,493,211)                         408,045,171

Other  assets  and  liabilities,  net
[(6.7)%]                                         (25,727,773)


Net Assets - 100.0%                              $382,317,398


Short-Portfolio [(1.4%)]

Common Stocks [(1.4%)]

Foreign Common Stocks [(0.6%)]

Finland [(0.1%)]
Metra Oy - "B" Shares                     17,290    406,510
                                                 -----------

Italy [(0.1%)]
Bulgari SpA                               93,000    473,483
                                                 -----------

Spain [(0.1%)]
Acerinox SA                                3,500    517,072
                                                 -----------

Sweden [(0.2%)]
WM-Data AB                                33,915    613,488
                                                 -----------

Switzerland [(0.1%)]
ESEC Holding AG                              114    303,657
                                                 -----------

U.S. Common Stocks [(0.8%)]

Aerospace [(0.1%)]
United Technologies Corp.                  5,007    364,572
                                                 -----------

Chemicals [(0.1%)]
Cabot Corp.                               14,166    391,336
                                                 -----------

Electronics [(0.2%)]
Powerwave Technologies, Inc.  *           12,468    209,618
Ultratech Stepper, Inc.  *                23,655    470,143
                                                 -----------
     Total                                          679,761
                                                 -----------

Financial [(0.2%)]
Sirrom Capital Corp.                      15,000    781,875
                                                 -----------

Manufacturing [(0.1%)]
Nike, Inc. - Class B                       8,983    352,583
                                                 -----------

Retail (Other) [(0.1%)]
Toys "R" Us, Inc.  *                      18,078    568,327
                                                  ----------
Total Short Portfolio
     (Proceeds $5,433,579)                      $ 5,452,664
                                                 ===========



+          See Note 2 to the Financial Statements.
++  Assets currently held with a broker as initial margin
    for financial futures  contracts.  See  Appendix  C
    to  notes to the Financial Statements.
+++ Rounds to less than 0.0%.
++++ Shares held round to less than 1.
*    Non-income producing security.
**   Deemed to be an investment in an affiliate.
ADR  American Depositary Receipt
ARM  Adjustable Rate Mortgage
FHLMC Federal Home Loan Mortgage Corporation
FNMA  Federal National Mortgage Association
FRN   Floating   Rate  Note.   Rate  shown  is  the  coupon   rate
      at December 31, 1997
GDR   Global Depository Receipt
GNMA  Government National Mortgage Association
MTN   Medium Term Note
TBA   Security is subject to delayed delivery.

(a)   Security exempt from registration  under Rule
      144A of the Securities Act of 1933.  These
      securities  may be resold in transactions exempt
      from   registration, normally  to  qualified buyers.
      At December 31, 1997, the aggregate value of the securities is $9,655,784 or 2.5% of net assets.
(b) Security is a step up bond which will pay 11.25% until maturity starting 8/15/99.
(c) Security is fair valued in good faith under procedures established by the Board of Directors of the Fund.
(d) Coupon rate is 7.85% through September 2006, and 8.05% thereafter.
(e)   Deemed to be a restricted security.


      See Notes to the Financial Statements.




Graph


===============================================================================
TIFF International Equity Fund
December 31, 1997
===============================================================================


Policy Considerations: The Fund is designed as a core vehicle for that portion of a Member's assets committed to foreign stocks. Its benchmark comprises virtually all non-U.S. markets, thereby permitting governing boards to delegate to the Fund's managers responsibility for determining how monies earmarked for foreign bourses should be allocated between developed versus emerging markets. (The Fund's emerging markets exposure is normally 15% but may range as low as zero or as high as 30%, the Fund is very well-diversified across countries and currencies, an unsurprising fact in light of the diversity of managers and investment approaches that the Fund employs.)

Performance Evaluation: The Fund has materially outperformed its primary benchmark (the MSCI All Country World ex US
Index) since inception (30.2% net of fees vs. 19.0%). Since inception, the Fund has also outperformed the average
international   equity  fund  by  390  basis  points   (Lipper
data). This is pleasing because, in theory, diversification reduces rather than enhances returns, and the Fund's use of multiple managers causes the Fund to be more diversified than the average foreign stock fund. Happily, all of the Fund's managers have outperformed their benchmarks since being retained by the Fund, despite some backsliding that caused the overall Fund to lag its benchmark by 1.2% during fourth quarter 1997. The Fund remains overweighted in European stocks due partly to its use of European small company specialist Ms. Consuelo Brooke (of Mercury Asset Management), but mostly to its other managers' collective preference for European stocks over competing alternatives. This tilt toward Europe, and away from Asia, has been well rewarded and will likely shrink but not be reversed over the near and medium term.

Investment Performance (For Periods Ended December 31, 1997)

                                                  Total Return

                                  Year   Cumulative since     Annualized since
                                 Ended  Inception (5/31/94)  Inception (5/31/94)

TIFF International Equity Fund    0.9%       30.2%                  7.5%
MSCI All Country World ex US       1.7%      19.0%                  5.0%





===============================================================================
TIFF International Equity Fund / Schedule of Investments
December 31, 1997
===============================================================================

Long-Term Investments [93.9%]            Shares    Value +

Common Stocks [80.4%]

Europe [54.8%]

Belgium [0.4%]
Electrabel SA                              4,100 $948,982
                                                 -----------


Denmark [0.4%]
Bang & Olufsen  Holding AS - Series B *    6,000    357,524
De Sammensluttede Vognmano AS                150    111,726
Falck AS                                   3,750    173,887
Spar Nord Holding AS                       4,548    265,523
                                                 -----------
     Total                                          908,660
                                                 -----------

Finland [2.6%]
Benefon OY                                55,000    627,365
Konecranes International                   8,700    284,226
Metra OY - "B" Shares                      3,000     70,534
Metsa-Serla OY - Class B                  50,000    390,324
Nokia AB                                   4,400    307,924
Nokian Renkaat OY                          6,333    201,243
Outokumpo OY                              18,800    222,732
Hartwall AB                               40,000  3,306,271
UPM-Kymmeme OY                            18,000    363,690
Valmet Corp. OY - Class A                 28,500    393,143
                                                 -----------
     Total                                        6,167,452
                                                 -----------

France [5.4%]
ADA  *                                     3,000    186,908
Alcatel Alsthom                            4,115    523,006
Arkopharma  *                              1,422     71,797
Atos  *                                   12,750  1,643,795
AXA Co.                                    3,301    255,404
Banque Nationale de Paris                  7,342    390,215
Boiron SA                                  1,450     79,016
Carrefour Supermarche                        498    259,797
CIPE France SA                             5,970    201,744
Clarins                                    1,657    127,186
Compagnie de Saint-Gobain                  6,061    860,966
Cie Generale des Eaux                      2,600    362,851
Dassault Systemes SA                       7,186    219,078
Societe National Elf                       4,023    467,868
Financiere  et  Industrielle  Gaz  et      2,743  1,182,603
Eaux
Genset- Sponsored ADR                       300      5,925
Genset SA                                  1,500     89,716
Grand Optical Photoservice                 5,260    216,377
Lectra Systemes  *                        50,000    210,168
M6 Metropole Television                    1,000    109,487
Michelin (CGDE) - Class B                 37,395  1,882,486
NRJ SA  *                                  1,000    139,226
Pechiney SA - A Shares                    18,573    733,169
PixTech, Inc.                             25,000     57,813
Primagaz Cie                               2,410    201,401
Schneider SA  *                           10,000    542,947
Scor SA *                                  7,000    334,707
Serp Recyclage SA                          2,666    121,806
Societe Generale                           3,815    519,737
Sodexho SA                                   380    203,479
Ste. Guilbert SA                           2,071    295,218
Union du Credit-Bail Immobilier            1,375    137,294
Usinor Sacilor                            34,400    496,654
                                                 -----------
     Total                                       13,129,844
                                                 -----------

                                        Shares    Value +
Germany [5.9%]
Adidas AG                                  5,000   $658,136
Allianz AG                                 1,200    311,099
Bayer AG                                  57,300  2,142,175
Bayerische Motoren Werke (BMW) AG            430    219,844
Buderus AG  *                                800    358,720
Daimler-Benz AG                           16,600  1,165,463
Deutsche Bank AG  *                       29,700  2,098,414
Fresenius Medical Care AG - ADR           16,680    360,705
Hoechst AG                                 7,000    245,341
LOESCH Umweltschutz AG                     4,010     99,274
Mannesmann AG                                600    303,421
Marschollek, Lautenschlaeger  AG           1,610    420,974
Metro AG                                   9,600    344,478
Pfeiffer Vacuum Technology AG - ADR      105,600  2,963,400
Rhoen-Klinikum AG                          1,220    119,455
Rhoen-Klinikum AG- Vorzugsakt  *            720     70,097
Rinol AG                                   5,000    141,864
RWE AG                                    15,600    837,497
Siemens AG                                12,200    722,837
SKW Trostberg AG                           8,000    254,131
VEBA AG                                    5,000    340,751
                                                 -----------
     Total                                       14,178,076
                                                 -----------

Greece [0.0%]  +++
Attica Enterprises SA                      8,350     93,255
Goody's SA                                   100      1,758
                                                 -----------
     Total                                           95,013
                                                 -----------

Ireland [0.8%]
Diageo plc                                86,000    788,419
Independent Newspapers plc                50,000    274,139
IONA Technologies plc                      5,800    118,900
Irish Continental Group plc               20,270    248,252
Unidare plc                               50,000    147,750
Waterford Wedgewood Units                170,000    229,992
                                                 -----------
     Total                                        1,807,452
                                                 -----------

Italy [1.7%]
Banca Fideuram SpA                        60,000    266,950
Banca Popolare Commercio e Industria      14,000    233,630
Banco Popolare di Milano (BPM)            60,000    376,071
Brembo SpA                                12,500    118,300
Bulgari SpA                               57,006    290,230
Credito Italiano SpA                      90,000    278,591
Ente Nazionale Idrocarburi SpA (ENI)      49,500    282,873
Fila Holding SpA - ADR                     5,000    100,625
Gewiss SpA                                 9,000    170,556
Gucci Group NV                               800     33,500
Industrie Natuzzi SpA - ADR               23,600    486,750
Luxottica Group SpA - ADR                 14,400    900,000
Rinascente SpA                            35,922    268,031
Telecom Italia SpA                        92,300    405,854
                                                 -----------
     Total                                        4,211,961
                                                 -----------

Netherlands [5.0%]
Aalberts Industries NV  *                 12,765    337,048
Benckiser NV                              11,000    455,483
CSM NV                                     5,000    222,091
Draka Holding NV                           7,286    315,719
Elsevier NV                               33,000    534,202
Hagemeyer NV   *                           1,018     42,555
IHC Caland NV                             23,455  1,217,780
ING Groep NV                              45,015  1,897,265
Internatio-Muller NV                      10,578    333,075
Koninklijke  Boskalis  Westminster NV*     7,701    136,826
Koninklijke Nedlloyd Groep NV             15,600    354,161
GTI Holding NV                             3,613     90,584



                                        Shares    Value +
Philips Electronics NV                     6,400 $  384,088
Polygram NV   *                            9,400    450,005
Royal Dutch Petroleum Co.                 16,400    900,859
Royal Dutch Petroleum Co.- ADR            42,400  2,297,550
Van Melle NV                               6,500    465,156
Wolters Kluwer NV                         12,600  1,628,635
                                                 -----------
     Total                                       12,063,082
                                                 -----------

Norway [1.0%]
Dolphin Interconn                          8,333     74,997
Fokus Bank AS - Class A                   14,800    137,558
Norsk Lotteridrift ASA  *                253,600  1,032,293
Schibsted Gruppen AS  *                   24,700    423,956
Sensonor AS   *                           37,000    112,958
System Etikettering AS                    10,000    100,407
Tomra Systems AS                          11,603    259,769
UNI Storebrand AS   *                     36,000    254,003
                                                 -----------
     Total                                        2,395,941
                                                 -----------

Spain [3.3%]
Acerinox SA                                2,500    369,337
Azkoyen SA                                21,250  2,246,389
Banco Central Hispanoamericano SA         18,400    448,221
Banco    Intercontinental Espanol
(Bankinter)                               33,000  1,872,095
Baron de Ley SA                           10,000    189,100
Centros Comerciales Pryca SA              15,900    236,986
Compania Espanola de Petroleos SA          4,000    120,814
Grupo Acciona SA                           3,000    489,691
Hidroelectrica  del  Cantabrico  SA -      2,500    109,652
Class C
Iberdrola SA                              47,400    624,012
Prosegur, CIA de Seguridad SA             30,000    301,379
Telefonica   de   Espana    (Ordinary     18,400    525,542
Shares)
Viscofan    Industria    Navarra   de
Envolturas                                17,500    439,511
     Celulosicas SA  *
                                                 -----------
     Total                                        7,972,729
                                                 -----------

Sweden [5.5%]
ABB AB - Class B  *                       30,000    353,586
Allgon AB - Class B                        5,646     76,153
Assa Abloy AB - Class B                    9,482    251,005
Avesta - Sheffield   *                    21,000    138,976
Bilia AB - "A" Shares  *                   4,784     66,336
Biora AB                                  12,313    127,274
BT Industries AB                          28,000    561,200
Dahl International AB                      7,937    117,059
Diligentia AB                              9,990    133,485
Electrolux AB - Series B                   7,000    486,197
Elekta Instrument AB   *                   8,439     98,932
Hemkoepskedjian AB - "B" Shares           15,000    185,302
Hennes & Mauritz AB                        7,500    330,896
Hoganas B - Class B                        9,000    275,684
Investment AB Bure                       162,525  2,140,913
Investor AB - Class B                     47,000  2,292,827
IRO AB                                   111,550  1,631,136
Munksjo AB  *                             30,000    285,516
Nobel Biocare AB   *                     160,250  2,100,845
OM Gruppen AB                              9,500    346,086
SSAB Svenskt Stal AB - Class A            14,800    242,531
Stora  Kopparbergs  Bergslags  -  "A"     30,000    378,167
Shares
Svenska Handelsbanken - Class A            6,000    207,614
Telefonaktiebolaget  LM Ericsson AB -
Cl. B                                      8,720    328,113
                                                 -----------
     Total                                       13,155,833
                                                 -----------

Switzerland [7.7%]
ABB AG Namen                               7,650  1,932,929
Hero AG  *                                   500     67,447
Keramik Holding AG *                         150     59,059




                                        Shares    Value +
Kuoni Reisen AG  *                            54   $202,445

Logitech     International    SA    -     11,000  1,694,741
Registered Shares
Nestle SA- ADR                           28,600  2,146,150
Novartis AG                                1,127  1,835,890
Phoenix Mecano AG                            300    153,040
Publicitas Holding SA - Class R           15,200  3,320,186
Sarna Kunststoff Holding AG                  150    199,260
Selecta Group (The)                       14,500  1,946,042
SGS Societe Generale de Surveillance
     Holding SA - Class B                    250    479,321
SGS Societe Generale de Surveillance
     Holding SA - Class R                  3,800  1,392,084
SMH AG (Societe Suisse pour la
     Microelectronique et l'Horlogerie)    4,200    566,557
Stratec Holding AG                         1,825  2,449,329
Zehnder Holding AG - Class B *               250    102,369
                                                 -----------
     Total                                       18,546,849
                                                 -----------

United Kingdom [15.0%]
Abbot Group plc                           35,000     96,779
Airtours plc                              20,000    408,183
Associated British Foods plc              80,000    697,862
Associated British Ports Holdings plc     72,400    358,681
Barclays plc                              18,600    496,184
Bass plc                                  56,000    872,891
Bemrose Corp. plc                         24,000    173,807
Berisford plc                            225,000    692,512
BG plc                                    81,176    366,087
Biocompatibiles International plc   *      9,500     78,962
Blue Circle Industries plc                99,170    557,410
Boots Co. plc                             63,600    917,514
British Aerospace plc                     12,000    342,676
British Airways plc                       81,000    746,580
BTG plc                                   30,000    333,295
Capita Group plc                          76,800    468,963
Centrica plc  *                           92,000    135,523
Clubhaus plc  *                           19,500     26,157
Cobham plc                                15,000    206,149
Cowie Group plc                           64,882    366,287
Dalgety plc                              150,000    681,403
Devro International plc                   60,000    372,303
EMI Group plc                             30,600    255,852
Expro International Group plc             25,000    222,197
F.I. Group plc                            19,000    292,394
First Leisure Corp. plc                   64,700    318,937
Flextech plc  *                           55,000    472,538
GKN plc                                   43,000    882,548
Glaxo Wellcome plc                        24,700    590,081
Glaxo Wellcome plc - ADR                  25,000  1,196,875
Goode Durrant plc                         50,000    399,954
Granada Group plc                         31,900    488,289
Great Universal Stores plc                47,000    593,330
Halma plc                                 80,000    151,423
Hanson plc                               104,450    466,962
Hyder plc                                 30,165    480,598
Jarvis Porter Group plc                   45,217    153,683
JBA Holdings plc                         165,000  2,810,786
Ladbroke Group plc                        85,000    369,340
LucasVariety plc                         100,000    353,869
Mackie International Group plc            32,812      7,881
Manchester United plc                    160,000    421,350
Mentmore Abbey plc                        57,500     50,632
Nan E D & F Group plc                     80,000    327,863
Oxford Molecular Group plc *              22,857     91,041
Pace Micro Technology plc                100,000     77,357
Provident Financial plc                   42,000    553,022
Psion plc                                 22,500    166,647
Racal Electronic plc                      80,000    351,564
Railtrack Group plc                      114,000  1,814,407



                                        Shares    Value +
Rentokil Initial plc                     482,000 $2,137,452
Rio Tinto plc  *                         132,400  1,632,200
Select Appointments Holdings plc          26,630    245,450
Serco Group plc                           35,000    501,177
Seton Healthcare Group plc                48,000    405,286
Stagecoach Holdings plc                   43,333    595,537
Taylor Woodrow plc                       338,900    992,877
Thorn plc  *                             164,571    410,364
Thorn plc- Class B  *                   192,000     60,042
Toad plc                                 171,111     76,041
Trinity Holdings plc                      65,800    335,731
Unigate plc                               85,000    840,808
Vendome Luxury Group Units plc            37,100    293,102
Verity Group plc                          75,000     85,175
Victrex plc                              600,000  2,320,719
Vodafone Group plc                        36,700    265,176
Waste Recycling Group plc                 15,000     83,200
Williams Holdings plc                    103,333    574,856
WPP Group plc                            119,100    525,352
                                                 -----------
     Total                                       36,138,173
                                                 -----------

General Europe [0.1%]
Central European Media Enterprises Ltd.   10,300    260,075
                                               -----------
Total Europe (Cost $101,789,416)                131,980,122
                                                 -----------

Pacific [18.0%]

Australia [3.5%]
Amcor Ltd.                               118,000    519,159
Australia  &  New Zealand Banking
Group Ltd.                               206,414  1,364,242
Australian National Industries Ltd.      252,080    231,671
Boral Ltd.                               189,650    479,622
CSR Ltd.                                 245,191    831,041
Eastern Aluminum Ltd.                    116,000     98,291
Foster's Brewing Group Ltd.              336,056    639,347
Gio Australian Holdings Ltd.             291,297    744,850
National Australia Bank Ltd.              69,181    966,325
Pasminco Ltd.                            160,000    183,547
QNI Ltd.                                 178,000    118,341
Renison Goldfields Consolidated Ltd.     123,386    188,190
Santos Ltd.                              225,000    926,860
Telstra Corp. Ltd. *                      81,506    172,127
Wesfarmers Ltd.                           41,232    345,398
Woolworths Ltd.                          178,456    596,709
                                                 -----------
     Total                                        8,405,720
                                                 -----------

Hong Kong [2.9%]
Cathay Pacific Airways Ltd.   *           31,000     25,208
Hong Kong & China Gas Co., Ltd.          453,120    877,289
Hong Kong Electric Holdings Ltd.         240,000    912,294
Hutchison Whampoa Ltd.                   274,000  1,718,800
Jardine Strategic Holdings Ltd.          230,812    609,344
Johnson Electric Holdings Ltd.           450,000  1,295,257
Joyce Boutique Holdings                  812,500     34,608
Mandarin Oriental International Ltd.     335,222    224,599
National Mutual Asia Ltd.                177,000    175,915
Television Broadcasts Ltd. *             194,000    553,391
Wharf (Holdings) Ltd.                    231,000    506,873
                                                 -----------
     Total                                        6,933,578
                                                 -----------

Japan [9.4%]
Amano Corp.                               23,000    176,380
Brother Industries Ltd.                   95,000    217,101
Canon, Inc.                               80,000  1,865,030
Chiyoda Fire & Marine Insurance Co.       63,000    188,420
CSK Corp.                                  6,000    153,681
Dai-Ichi Kangyo Bank Ltd.   *             18,000    106,288


                                        Shares    Value +
Daiichi Pharmaceutical Co. Ltd             8,000 $   90,184
East Japan Railway Co.                       120    542,025
Eisai Co. Ltd                             29,000    442,561
Fijitsu Denso                                 20        219
Fuji Oil                                  44,000    144,755
Furkukawa Electric                        86,000    368,666
Gakken                                    56,000     78,589
Heiwa                                      8,000     69,325
Hirose Electric                           19,000    971,856
Hitachi Ltd.  *                          165,000  1,176,764
Intec                                     20,000    112,730
Ishikawajima-Harima Heavy Industries     145,000    216,833
Japan Tobacco, Inc.                           44    312,454
Kao Corp.                                 60,000    865,031
Kawasho                                   60,000     78,221
Kirin Beverage Corp.                      20,000    331,288
Koito Manufacturing Co., Ltd.             32,000    127,607
Kurita Water Industries                   59,000    601,764
Kyokuto Boeki                              7,000     14,709
Matsushita Electric Industries Co.        37,000    541,948
Mitsubishi Corp.                         122,000    963,650
Mitsubishi Heavy Industries Ltd.         216,000    901,104
Mitsui & Co.                              56,000    331,534
Namco                                     14,000    406,902
Nichimo (Builder)                         40,000     37,423
Nippon Oil Co. Ltd.                       96,000    248,098
Nippon Telegraph and Telephone Corp.          88    755,828
Nippondenso Co. Ltd.                      62,000  1,117,331
Nomura Securities Co. Ltd.                18,000    240,184
Noritake Co. Ltd.                         24,000    114,479
Roland                                    12,000    220,859
Sankyo Seiko                              46,000     82,899
Sanwa Bank Ltd.                           52,000    526,380
Secom Co. Ltd.                             3,000    191,871
Shiseido Co. Ltd.                         44,000    600,613
Showa Aircraft Industry                   11,000     34,417
Showa Shell Sekiyu K.K.  *                32,000    160,736
Sony Corp.                                12,000  1,067,485
Stanley Electric Co., Ltd.                60,000    165,644
Sumitomo Metal Industries                200,000    256,135
Sumitomo Realty & Development             75,000    431,365
Sumitomo Rubber Industries                50,000    211,273
Sumitomo Trust & Banking                  86,000    447,147
Sumitomo Warehouse                        28,000    100,061
Toho Co.                                      22      2,345
Tokio Marine & Fire Insurance Co.         48,000    544,785
Tokyo Broadcasting System                 34,000    430,215
Tokyo Electric Power                      36,000    657,055
Tokyo Gas Co.                            160,000    363,190
Torii Pharmaceutical Co. Ltd.             11,700    197,393
West Japan Railway Co.  *                    205    653,988
Yamaha Motor Co. Ltd.                     34,000    228,144
Yasuda Fire & Marine Insurance *          36,000    154,049
Yushiro Chemical Industry                 20,000     84,356
                                                 -----------
     Total                                       22,723,367
                                                 -----------

New Zealand [0.5%]
Carter Holt Harvey Ltd.                  225,000    347,729
Telecom Corp. of New Zealand Ltd.        143,000    693,743
Wrightson Ltd.  *                        527,400    245,136
                                                 -----------
     Total                                        1,286,608
                                                 -----------

Singapore [1.7%]
Acer Computer International Ltd.         240,000    220,800
Courts (Singapore) Ltd.                  450,000    133,929
Development Bank of Singapore            128,500  1,101,429
Electronic Resources Ltd.              1,950,000  1,984,821
Jardine Matheson Holdings Ltd.            35,191    179,474
Jurong Shipyard Ltd.                      46,000    219,048


                                        Shares    Value +
Overseas Union Enterprise Ltd.            50,000  $ 120,238
                                                 -----------

     Total                                        3,959,739
                                                 -----------

Total Pacific (Cost $50,568,983)                 43,309,012
                                                 -----------

North America [3.1%]

Canada [2.4%]
Air Canada, Inc.  *                       70,000    722,533
Avenor, Inc.                              16,000    227,852
British Columbia Telecom, Inc.                 1         27
Canadian Airlines Corp.  *                24,000     56,429
Canadian Pacific Ltd.                     26,149    712,556
Hudson's Bay Co.                          26,914    599,876
Imasco Ltd.                               10,000    353,394
Imperial Oil Ltd.                         35,654  2,279,642
National Bank of Canada                   20,153    332,827
Noranda, Inc.                                  1         12
Rogers Communications, Inc. - Class B*    46,000    217,285
Stelco, Inc. - Class A                    27,000    178,551
                                                 -----------
     Total                                        5,680,984
                                                 -----------

United States [0.7%]
KLA-Tencor Corp.                          45,000  1,738,125
                                                 -----------

Total     North     America     (Cost
$5,234,205)                                       7,419,109
                                                 -----------

Emerging Markets [4.5%]

Argentina [0.2%]
Quilmes Industrial SA                     48,800    524,600
                                                 -----------

Bermuda [0.4%]
PartnerRe Holdings Ltd.                   18,000    834,750
                                                 -----------

China [0.2%]
The Guangshen Railway Co. Ltd.         1,968,000    520,736
                                                 -----------

India [0.0%]  +++
Shiriram Industries - GDR   *              6,000     14,250
                                                 -----------

Indonesia [0.5%]
Indonesian Development Fund, Ltd.         25,400    111,760
PT Bank Danamon Indonesia                998,000     65,290
PT Citra Marga Nusaphala Persada       1,232,000    138,168
PT Davomas Abadi   *                   2,155,000    402,804
PT Gudang Garam                          120,000    187,850
PT Hero Supermarket  *                    74,500     18,799
PT Lippo Bank                            328,000     36,785
PT Matahari Putra Prima                1,236,000    103,963
                                                 -----------
     Total                                        1,065,419
                                                 -----------

Korea [0.0%]  +++
Cho Hung Bank Co. Ltd. - ADR              14,799     22,199
                                                 -----------

Malaysia [0.6%]
Carsberg AS                               69,000    222,408
Kumpulan Guthrie Berhad                   83,000     53,507
Nestle (Malaysia) Berhad                  88,000    408,458
Perlis Plantations Berhad  *             158,000    224,085
Resorts World Berhad                      78,000    131,743
Rothmans of Pall Mall Berhad              35,000    273,014
Sime Darby Berhad                        188,800    182,081
                                                 -----------
     Total                                        1,495,296
                                                 -----------

Mexico [1.3%]
Grupo  Financiero  Banamex Accival SA
de CV                                    168,000    502,333



                                        Shares    Value +
Grupo  Financiero  Banamex Accival SA
de  CV - Class L                         5,040      $13,006
Grupo Televisa SA - GDR  *                10,350    400,416
Kimberly-Clark de Mexico SA de CV  *     235,000  1,113,772
Telefonos de Mexico SA - Class L ADR      15,200    852,150
Vitro Sociedad Aninima - ADR              26,000    339,625
                                                 -----------
     Total                                        3,221,302
                                                 -----------

Peru [0.1%]
Banco Wiese - Sponsored ADR               30,000    150,000
                                                 -----------

Philippines [0.1%]
Philippine  Long  Distance  Telephone
Co. - ADR                                  5,800    130,500
                                                 -----------

Portugal [0.1%]
Brisa-Auto Estradas de Portugal SA *       7,110    254,762
Telecel-Comunicacoes Pessoais SA             500     53,288
                                                 -----------
     Total                                          308,050
                                                 -----------

South Africa [0.8%]
De Beers  Consolidated  Mines  Ltd. -
ADR                                        8,800    179,850
Free State Consolidated Gold - ADR        26,700    118,481
Gencor Ltd.                               95,000    157,227
LibLife Strategic Investments Ltd.       283,089    957,404
Plessey Corp. Ltd.                        62,959     66,014
SA Iron & Steel Industrial Corp. Ltd.    224,566     66,483
Safmarine and Rennies Holdings Ltd.       39,500     72,276
Sappi Ltd.                                26,000    130,962
South African Breweries Ltd.               2,804     69,178
South African Breweries Ltd.- ADR         7,063    174,167
Vaal  Reefs   Exploration   &  Mining
Company Ltd. - ADR  *                        100        384

                                                 -----------
     Total                                        1,992,426
                                                 -----------

Thailand [0.2%]
Advanced Info Service plc                 14,000     69,247
Matichon Public Co. Ltd.                  21,000     20,323
Post Publishing Co., Ltd.                120,000     70,968
Thai  Telephone  &   Communication  -
Foreign Shares                           209,300     17,554
The Siam Cement Co., Ltd. *               37,000    302,366
                                                 -----------
     Total                                          480,458
                                                 -----------

Total Emerging Markets
     (Cost $16,242,684)                          10,759,986
                                                 -----------

Total Common Stocks
     (Cost $173,835,288)                         193,468,229
                                                 -----------

Preferred Stocks [0.9%]
Porsche AG (Germany)                         700  1,168,289
Sto AG - O.S. Vorzugs (Germany)            2,800    981,363
                                                  -----------
Total Preferred Stocks
      (Cost $1,611,194)
                                                 2,149,652
                                                 -----------

Rights [0.0%] +++
Acer  Computer  Int'l  Ltd.  expiring
7/31/01 (Singapore)  *                    48,000      3,286

Arkopharma Rights (France) *               1,422      6,745
Atlantis  Japan Growth Fund  expiring
4/30/10(Japan)*                           20,000      7,200

Jardine  Strategic  Holdings expiring
5/2/98 (Hong Kong) *                       6,812        272

Primagaz Cie expiring 6/30/98 (France)*      400      4,519

TEGE SA expiring 6/20/01(Switzerland) *    2,680     33,950

                                                 -----------
Total Rights
    (Cost $18,720)                                   55,972
                                                 -----------




                                      Face
Convertible Bonds [0.4%]              Amount (a)  Value +
Bangkok Bank Public Co., 3.250% due
      3/3/04 (Thailand)             $  1,340,000    448,900

Far East Levingston Ship Convertible,
1.500% due 5/02/01 (Singapore)           500,000    411,250
Guilbert SA  Convertible,  3.500% due
1/1/04 (France)*                          25,000     46,727

Sumitomo Wiring Systems Convertible,
      0.900% due 9/30/08 (Japan) (c)  25,000,000    153,566
                                                 -----------
Total Convertible Bonds
      (Cost $2,054,905)
                                                  1,060,443
                                                 -----------

Commingled Investment Vehicles [12.2%]   Units
Atlantis Japan Growth Fund (Japan)       100,000    375,000
Everest  Capital  Frontier Fund, L.P.
* (d) (e)                                450,114 15,516,989
Investable  Emerging  Markets Country
Fund  L.P. * (d) (e)                   1,102,753 13,310,242

The  First  Korea  Smaller  Companies
Fund (Korea)                              40,000    205,600
                                                -----------
Total Commingled Investment Vehicles
      (Cost $26,090,000)                         29,407,831
                                                 -----------


Total Long-Term Investments
     (Cost $203,610,107)                        226,142,127
                                                -----------

                                      Face
Short-Term Investments [8.6%]         Amount
                                         (a)

U.S. Treasury Security [0.7%] ++
U.S. Treasury Bill, 5.380% due
4/2/98  #                               1,765,000  1,742,009
                                                 -----------
     (Cost $1,742,131)

Other Short-Term Investments [7.9%]
First National Bank of Boston (Time
Deposit), 6.850% due (b) 3/31/98        9,416,417  9,416,417
                                                 -----------
Investors Bank & Trust Repurchase
     Agreement,  5.900%  due  1/2/98;
Issued 12/31/97; Proceeds $9,693,264.
(Collateralized   by  $7,888,178
FHLMC ARM  6.549% due 4/1/27 with a
market  value of $7,929,965;  $2,840,000
FNMA 1993-120 6.825% due 7/25/22
with a market value of $2,249,609)      9,690,088   9,690,088
                                                 -----------

Total Other Short-Term Investments
     (Cost $19,106,505)                          19,106,505
                                                 -----------

Total Short-Term Investments
     (Cost $20,848,636)                          20,848,514
                                                 -----------

Total Investments [102.5%]
     (Cost $224,458,743)                         246,990,641

Other assets and liabilities, net [(2.5%)]
                                                 (5,918,743)
                                                 ------------

Net Assets - 100.0%                             $241,071,898



*   Non-income producing security.
+   See Note 2 to the Financial Statements.
++  Assets currently held with a broker as
    initial margin for financial futures contracts.
    See Appendix C to the Notes to the Financial Statements.
+++ Rounds to less than 0.0%.
 # Interest rate represents the yield to maturity at the time of purchase.
ADR American Depositary Receipt
ARM Adjustable Rate Mortgage
FHLMC  Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GDR  Global Depository Receipt

(a)   Face amounts in U.S. dollars unless otherwise noted.
(b) Investment of cash collateral received for securities on loan at December 31, 1997.
(c)   Face amount noted in Japanese Yen.
(d) Security is fair valued in good faith under procedures established by the Board of Directors of the Fund.
(e)   Deemed to be a restricted security.

      See Notes to the Financial Statements





Graph


===========================================================================
TIFF Emerging Markets Fund
December 31, 1997
===========================================================================


Policy Considerations: Investor perceptions of emerging markets have proven somewhat unstable in recent years: what was seen as a no-lose proposition in late 1993 was seen as a no-win proposition by most investors a year later, setting the stage for a powerful rally that lifted the TIFF Emerging Markets Fund's since-inception return from steeply negative territory to a respectable 15% as of mid-August 1997. The collapse of the Thai baht then kicked off a chain of events that has caused most Asian stock markets, as well as many emerging bourses on other continents, to drop sharply. Panic selling by investors belatedly discovering that their time horizons are shorter than they had supposed has once again created compelling opportunities in emerging markets.
But the fact that many of today's opportunities in this heterogenuous asset class derive from reduced investor time horizons as well as improving fundamentals makes the short-term risks of investing in emerging markets substantial.

Performance Evaluation: Despite forfeiting during fourth quarter of 1997 a small portion of the large lead over the MSCI Index that it had accumulated during the preceding three quarters, the Fund outperformed the Index for all of 1997 by 1300 basis points. The Fund's large relative gains during 1997 stemmed from: (1) an underweighting of Asian stocks (especially Malaysia, which fell 68.3% in dollar terms during 1997); (2) a material bet against South Africa, where stocks fell 8.2% in dollar terms during the year; and
(3) an overweighting in selected countries in Eastern Europe. The latter tilt hampered results during fourth quarter 1997,  with Russian  stocks doing  especially  poorly, as did the Fund's overweighting in Hong Kong shares. Towards year-end, the Fund retained a fifth manager:
Explorador Capital, a firm specializing in Latin American equities.

Investment Performance (For Periods Ended December 31, 1997)

                                                      Total Return

                              Year     Cumulative since     Annualized since
                             Ended   Inception (5/31/94)   Inception (5/31/94)

TIFF Emerging Markets Fund  (0.4%)         (13.0%)               (3.8%)
MSCI Emerging Markets Free
Index                      (13.4%)         (16.4%)               (4.9%)
(Price change only)






===============================================================================
TIFF Emerging Markets Fund / Schedule of Investments
December 31, 1997
===============================================================================


Long-Term Investments [92.0%]            Shares    Value +

Common Stocks [68.3%]

Latin America [24.6%]

Argentina [2.0%]
Argentina Fund, Inc.                      36,000 $  470,250
Astra Cia Argentina de Petro                   5          9
Banco Galicia y Buenos Aires - Class B     2,229     14,268
Banco Rio de la Plata - ADR *             16,700    233,800
CEI Citicorp Holdings SA                  19,895     79,596
Compania Naviera Perez Companc            29,680    211,957
Dragados y Construcciones
Argentina-Ser B                           14,638     63,688
Inversiones y Representacion - GDR         1,456     54,782
IRSA, Inversiones y Representaciones SA   35,099    130,593
Nortel Inversora SA - ADR                  2,100     53,550
YPF-Sociedad Anonima ADR                  10,600    362,376
                                                 -----------
     Total                                        1,674,869
                                                 -----------

Brazil [3.0%]
Aracruz Celulose SA - Sponsored ADR        8,400    120,750
Avipal SA - Avicultura e Agropecuaria 30,740,000     73,776
Bompreco Supermercado - GDR                6,234    115,017
Bompreco Supermercado (144A) - GDR (a)     1,446     26,691
Brazil Fund, Inc.                         40,100    842,100
Brazil Realty SA (144A) - GDR  (a)         4,400     90,679
Brazilian Smaller Companies Inv.
Trust plc *                              250,000    236,250
Cemig Cia Energy SA - ADR                  1,043     45,317
Cemig SA Energy - ADR                        779     33,847
Cia Electricidade do Estado da Bahia*  1,600,000    107,527
Gerdau Metalurgica SA                    104,239      2,794
Makro Atacadista SA                       70,000     62,724
Makro Atacadista SA - GDS *                4,100     32,800
Telecomunicacoes Brasileiras SA -        600,000     61,022
Telebras
Telecomunicacoes Brasileiras
Telebras SA - ADR                          5,770    671,844
                                                 -----------
     Total                                        2,523,138
                                                 -----------

Chile [2.8%]
A.F.P. Provida SA - Sponsored ADR         19,200    327,600
Chilectra SA - ADR                        18,100    462,317
Chilgener SA - ADR                        17,935    439,408
Compania de Telecomunicaciones de
Chile SA - Sponsered ADR                  20,300    606,463
Distribucion y Servicio D&S SA - ADR*     10,500    194,906
Empresa Nacional de Electric - ADR         4,800     84,900
Maderas y Sinteticos Sociedad
   Anonima SA - ADR                       13,500    128,250
Quimica y Minera Chile - ADR               3,100    136,400
                                                 -----------
     Total                                        2,380,244
                                                 -----------

Colombia [1.4%]
Valores Bavaria                           40,640    417,222
Cementos Paz del Rio - ADR *               6,950    107,738
Compania Colombiana de Tabaco SA          32,442     93,907
Computec SA                               38,063      6,464
Exito *                                   51,016    169,331
Pisos Asfalto y Vinilos Colo              11,000      6,241
Suramericana de Seguros SA                18,408    348,125
                                                 -----------
     Total                                        1,149,028
                                                 -----------

Mexico [8.9%]
Acer Computec Latino America ADR
   (144A)  *  (a)                         10,300    151,925
Cemex SA de CV *                         107,380    487,602
Consorcio ARA SA de CV                    45,000    218,859
Corporacion Industrial Sanluis SA de CV   16,000    130,024
Corporacion Interamericana de
     Entretenimiento SA *                 14,000    108,734
Cydsa SA                                  57,600    163,647
E.C.E. SA  *                              98,000    127,667
Empaques Ponderosa SA                    277,000    239,196
Empresas ICA Sociedad Controladora
SA de CV - ADR  *                         20,600    338,613

Fomento Economico Mexicano SA de CV       34,000    271,660
Grupo Casa Autrey SA de CV                52,000    110,968
Grupo Corvi SA * UBL Shares              214,000    123,196

                                        Shares    Value +
Grupo Financiero Banorte - Series B *    308,845 $  540,287

Grupo Industrial Durango SA - Class A*    17,000    118,958
Grupo Posadas SA - "L" Shares *           64,000     42,714
Grupo Posadas SA - GDR  *                  6,100     83,231
Grupo Posadas SA - Series A  *            70,428     48,053
Grupo Televisa SA - GDR  *                15,800    611,263
Grupo Televisa SA - Series CPO  *          6,000    116,352
Grupo Tribasa SA - ADR  *                 39,400    233,938
Grupo Tribasa SA de CV  *                 74,000    220,347
Ingenieros Civiles Asociados              94,000    255,409
Mexico Fund                               97,000  1,994,562
Sistema Argos SA - Series B              145,000    259,057
TV Azteca SA de CV - ADR  *                8,200    185,013
Vitro S.A.                                62,000    271,923
                                                 -----------
     Total                                        7,453,198
                                                 -----------

Peru [0.5%]
Banco Wiese                               17,600     23,454
Banco Wiese - Sponsored ADR               14,400     72,000
Cementos Norte Pacasmayo SA                    1          1
Compania de Minas Buenaventura Class A     3,155     23,454
Compania de Minas Buenaventura Class T    13,773     81,960
CPT Telefonica del Peru SA                26,812     59,941
CPT Telefonica del Peru SA - ADR           1,700     39,631
Enrique Ferreyros SA                      85,848     90,759
Sedna Geotech, Inc. *                      7,031     37,264
                                                 -----------
     Total                                          428,464
                                                 -----------

Venezuela [1.3%]
Bancaracas Mercados - Class A *           42,500     57,448
Ceramicas Carabobo - ADR                  59,865     47,485
Compania Anonima Nacional Telefonos
de Venezuela - ADR  *                      2,400     99,900
Electricidad de Caracas                  409,173    491,365
Fondo de Valores Inmobiliarios         2,224,800    203,138
International Briquettes Holding,
Inc. *                                     4,667     69,538
Siderurgica Venazolana Sivensa Class
B (144A) - ADR  (a)                          927      3,665
Siderurgica Venezolana Sivensa -
Class A                                   37,471     15,693
Sudamtex de Venezuela (144A) -
Sponsored ADR * (a)                        2,688     23,856
Venezolana Pulpa y Papel - B Shares      521,377     81,756
Venezolana Pulpa y Papel - GDR  *         10,400     16,291
                                                 -----------
     Total                                        1,110,135
                                                 -----------

Latin American Region [4.7%]
Latin America Investment Trust Fund*     562,500  1,167,188
Latin American Discovery Fund, Inc.       10,000    179,375
Latin American Equity Fund                67,300    921,169
Morgan Grenfell Latin American Trust   1,250,000  1,640,756
plc
                                                 -----------
     Total                                        3,908,488
                                                 -----------
Total Latin America
     (Cost $18,591,721)                          20,627,564
                                                 -----------

Asia [18.4%]

China [2.3%]
China Fund, Inc.                          35,000    428,750
Greater China Fund, Inc.                 102,500  1,114,687
Huaneng Power International, Inc. -
ADR *                                      9,000    208,688
Qingling Motors Co. Ltd. (144A)* (a)     254,000    124,582
Shanghai Worldbest Co., Ltd. - Class B   142,000     71,852
                                                 -----------
     Total                                        1,948,559
                                                 -----------

Hong Kong [2.1%]
Anhui Expressway Co. Ltd. - Class H      536,000     89,939
Champion Technology Holdings                   1          0
Giordano International Ltd.              296,000    102,201
Guangdong Kelon Electric Holding -
Class H                                  254,000    260,639
GZI Transportation Ltd                   186,000     62,420
Johnson Electric Holdings Ltd.            69,400    199,757
Lung Kee (Bermuda) Holdings Ltd.         396,875    107,575
Moulin International Holdings, Ltd.    1,275,581    153,119
New World Infrastructure Ltd.  *          45,000    101,355
Peak International Ltd. *                  3,500     73,063


                                        Shares    Value +
Road King Infrastructure Ltd.            153,000  $ 140,213
Sinocan Holdings Ltd.                    616,000    170,945
Vanda Systems & Communication
Holdings Ltd.                            298,000     61,542
Varitronix International Ltd.            119,000    204,286
                                                 -----------
     Total                                        1,727,054
                                                 -----------

Indonesia [2.2%]
Edinburgh Java Investment Trust plc      650,000    120,356
Gulf Indonesia Resources Ltd. *            5,500    121,000
Hindustan Petroleum Corp. Ltd.  *         31,600    391,565
PT Astra Graphia                         130,500     15,855
PT Astra International, Inc.              56,000     14,916
PT Bakrie & Brothers                     235,000     18,668
PT Bank International Indonesia          134,295      8,158
PT C.P. Indonesia                        102,500      5,748
PT Dharmala Sakti Sejahtera              224,000     20,935
PT Hanjaya Mandala Sampoerna             107,500     83,388
PT Indah Kiat Pulp & Paper Corp.         918,700    167,427
PT Indorama Synthetics                   280,880    128,627
PT Indosat - ADR                           1,500     28,969
PT Mulia Industrindo                   1,035,720    120,995
PT Pabrik Kertas Tjiwi Kim - Series F    557,000    140,551
PT Pakuwon Jati                          241,500     20,313
PT Petrosea                               36,000     25,570
PT Putra Surya Multidana *               436,000     42,785
PT Ramayana Lestari Sentosa               76,500     73,998
PT Semen Gresik                           91,500     55,157
PT Steady Safe                           159,544     11,183
PT Telekomunikasi Indonesia              428,500    234,273
PT Telekomunikasi Indonesia- ADR  *       2,700     29,869
                                                 -----------
     Total                                        1,880,306
                                                 -----------

Korea [2.1%]
Dae Duck Electronics Co.                   3,400     94,478
Dongah Tire Industry Co.  *                4,430    100,100
Hyundai Motor Co. Ltd.   *                 5,750     63,437
Kookmin Bank                               5,489     28,983
Korea Fund, Inc.                           8,000     53,000
Korea Housing Bank                        15,903    106,960
Korea Mobile Telecommunications Corp.        726    209,662
LG Information & Communication Ltd.        2,124     59,522
New Korea Trust  *                       116,000    377,580
Pohang Iron And Steel Co. Ltd.
Ordinary Shares                            3,940    106,694
SE AH Steel  *                             7,157     33,779
Samsung Display Devices Co. Ltd.           3,516     24,062
Samsung Electronics Co.  *                18,330    415,263
Samsung Fire & Marine Insurance              510     58,673
                                                 -----------
     Total                                        1,732,193
                                                 -----------

Malaysia [0.8%]
IJM Corp. Berhad                          71,000     23,618
Jaya Tiasa Holdings Berhad   *            37,000     68,218
Malakoff Berhad                          115,000    240,200
Malaysian International Shipping
Berhad                                   130,000    191,078
Malaysian Pacific Industries Berhad       25,000     60,276
MNI Holdings Berhad                       20,000     27,334
Perlis Plantations Berhad                 25,250     35,811
Public Bank Berhad - Foreign Market       69,600     24,050
Sime UEP Properties Berhad                28,000     15,018
                                                 -----------
     Total                                          685,603
                                                 -----------

New Guinea [0.0%] #
Niugini Mining Ltd.   *                       10         12
                                                 -----------

Philippines [1.3%]
Ayala Land, Inc. - Series B              272,200    108,880
Belle Corporation  *                     342,100     13,342
Benpres Holdings Corp. - GDR  *            9,580     28,812
Benpres Holdings Corp. - Sponsored        14,300     42,900
GDR  *
Crown Equities, Inc. *                   834,060     22,520
Equitable Banking Corp.                   24,000     32,700
Filinvest Land, Inc.  *                  546,700     21,868
First Philippine Fund, Inc.               61,100    416,242
First Philippine Holdings Corp.           40,635     32,000
Fortune Cement Corp.                     241,500     24,150
JG Summit Holding Inc. - Class B         277,500     22,894
                                        Shares    Value +
Music Corp.  *                            95,290 $
                                                     34,543
Philex Mining Corp. - Class B *          830,000     20,750
Philippine Long Distance Telephone
Co. -                                      9,900    222,750
     ADR
PICOP Resources, Inc.  *               1,245,000     13,073
Solid Group, Inc.                        872,000     34,880
                                                 -----------
     Total                                        1,092,304
                                                 -----------

Singapore [0.4%]
Creative Technology Ltd.  *                6,700    147,400
GP Batteries International Ltd.            9,000     23,464
Roly International Holdings              225,000     85,500
Venture Manufacturing Ltd.                19,500     54,553
                                                 -----------
     Total                                          310,917
                                                 -----------

Taiwan [3.7%]
Acer, Inc. - GDR  *                       16,400    125,460
China Steel Corp. - ADR                      315      4,744
China Steel Corp. - GDR                      414      6,107
Compal Electronics, Inc.  *              109,172    311,199
Nan Ya Plastics Corp.                    201,690    351,171
ROC Taiwan Fund                           60,000    487,500
Siliconware Precision Industries Co.      12,432    159,129
- GDR *
Synnex Technology International
Corp. -                                    3,900     73,613
     GDR * (144a) (a)
Taiwan Equity Fund, Inc.                  37,800    429,975
Taiwan Fund, Inc.                         15,000    247,500
United Microelectronics Corp., Ltd. *    280,643    553,502
Yageo Corp.  *                           164,725    375,644
                                                 -----------
     Total                                        3,125,544
                                                 -----------

Thailand [1.3%]
Alucon Public Co. Ltd.                    13,500     22,645
Peregrine Strategic Investments -
Bankok Bank  - Share Entitlement
Certificates                              55,500    101,010
Bank of Asia, The                         38,000      9,806
First Pacific Land, Ltd.  *              255,858      4,402
Hana Microelectronics Public Co., Ltd.    68,100    138,397
K.R. Precision Public Co., Ltd.           30,200    118,162
KCE Electronics Public Co. Ltd.           20,600     56,704
MDX Co. Ltd.  *                          117,900      3,296
Precious Shipping Ltd.                    73,100     48,733
PTT Exploration & Production Public
Co.Ltd. (Foreign Shares)                   2,800     33,359

PTT Exploration & Production Public
Co.Ltd.   *                               13,100    114,101
Raimon Land Co. Ltd.  *                    3,400        102
Ruam Pattana Fund II  *                1,916,000    201,901
Saha-Union Corp. Ltd.                     61,000     37,715
Shinawatra Satellite Public Co.
Ltd.  *                                  190,700     16,400
Shinawatra Satellite Public Co.,
Ltd. (Foreign Shares)                     40,900     13,853

Siam Syntech Construction Public Co.
Ltd.  *                                   36,300      1,093
TelecomAsia Corp.  *                      37,700      7,135
Peregrine Strategic Investments  -
Thai Farmers Bank  - Share
Entitlement Certificates                  85,300    109,184

Thai Telephone & Communication -
Foreign Shares  *                        190,100     15,944

Thai-German Ceramic Industry Co., Ltd. *  22,300      3,117
The Thai Farmers Bank, Ltd.               11,800     22,204
                                                 -----------
     Total                                        1,079,263
                                                 -----------

Asian Region [2.2%]
Asia Tigers Fund, Inc., The              152,800  1,126,900
Edinburgh New Tiger Trust  *           1,025,000    240,404
Govett Asian Smaller Companies Fund*     240,000    398,952
Southeast Asia Frontier Fund  *            4,600     32,200
                                                 -----------
     Total                                        1,798,456
                                                 -----------

Total Asia
     (Cost $27,726,973)                          15,380,211
                                                 -----------

Indian Sub-Continent [7.1%]

India [5.9%]
Arvind Mills Ltd. - GDR  *                70,100    150,715
Bharat Heavy Electricals Ltd.             35,100    311,501
                                        Shares    Value +
BSES, Ltd. (144A)- GDR  (a)                7,600 $  127,300
BSES, Ltd. (144A) - Sponsored GDR *(a)       500      8,500

Cipla Ltd.                                 4,000     64,706
Gujarat Ambuja Cements - GDR   *          27,840    194,880
Hindalco Industries Ltd. - Sponsored GDR  19,920    392,175

Housing Development Finance Corp. Ltd.     2,000    157,417

India Fund, The - Class B *            1,225,000  1,854,928
Indian Hotels Co., Ltd. - GDR (Reg S)*     9,600    180,600

Industrial Credit & Investment Corp.
of India - GDR                             1,900     23,608
Industrial Credit & Investment Corp.
of India Ltd. (144A) - GDR  * (a)         14,200    182,896
Larsen & Toubro Ltd. - GDR                10,620    111,099
Tata Engineering & Locomotive Ltd. - GDR  41,556    345,954
Videsh Sanchar Nigam Ltd. - GDR           24,000    336,601
Bharat Petroleum Corp. Ltd.               23,000    244,853
NIIT Ltd.                                 13,000    226,087
                                                 -----------
     Total                                        4,913,820
                                                 -----------

Pakistan [1.1%]
Bank of Punjab Ltd. *                      1,170        499
Engro Chemicals Pakistan Ltd. *           24,995     64,836
Hub Power Co. Ltd.  GDR *                 67,500     87,891
Hub Power Co. Ltd. - Sponsored GDR  *      4,900    152,513
Pakistan State Oil Co. Ltd.  *            41,666    354,589
Pakistan Telecom Corp. - Class A  *       53,900     40,726
Pakistan Telecommunications Corp.  *         100      7,556
Pakistan Telecommunications Corp. - GDR *  2,700    200,018
Sui Northern Gas Pipelines *              83,200     50,859
                                                 -----------
     Total                                          959,487
                                                 -----------

Sri Lanka [0.1%]
Aitken Spence Hotels Ltd.   *              3,520      7,987
Development Financial Corp. of Ceylon *    5,400     20,655
National Development Bank  *              15,221     56,678
                                                 -----------
     Total                                           85,320
                                                 -----------

Total Indian Sub-Continent
     (Cost $6,998,705)                            5,958,627
                                                 -----------

Europe and Middle East [15.5%]

Croatia [0.1%]
Pliva d.d. - GDR                           5,000     83,046
                                                 -----------

Czech Republic [0.8%]
CKD Praha Holding AS  *                    2,491     82,703
Deza Valasske Mezirici AS  *               1,317     91,252
Zivnobanka - Investicni Fond  *           36,798    428,130
Zivnobanka - Podilovy Fond  *              4,330     43,503
                                                 -----------
     Total                                          645,588
                                                 -----------

Egypt  [0.2%]
Egypt Pharmaceuticals                      1,800    126,186
MISR Elgadida for Housing and                500     66,642
Recreation *
                                                 -----------
     Total                                          192,828
                                                 -----------

Greece [0.3%]
Attica Enterprises SA                      4,115     45,957
General Construction SA                    9,700     81,676
Hellenic Bottling Co., SA                  1,300     30,183
Nirefs SA                                  5,270     42,982
Sarantis SA                                4,010     51,354
                                                 -----------
     Total                                          252,152
                                                 -----------

Hungary [0.2%]
BorsodChem Rt.  *                            673     24,265
Gedeon Richter Rt.                           468     53,178
Mol Magyar Olay - Es Gazi (Ordinary        3,810     92,390
Shares) OTP Rt.                            1,295     49,103

                                                 -----------
     Total                                          218,936
                                                 -----------

Israel  [0.6%]
Bank Hapoalim Ltd.  *                     35,000     84,181
ECI Telecommunications Ltd.                2,620     66,810
Elite Industries Ltd.  *                     700     20,862

                                        Shares    Value +
Israel Fund (The) plc  *                 300,000 $  292,500
Tadiran Ltd. - Sponsored ADR               1,400     49,525
                                                 -----------
     Total                                          513,878
                                                 -----------

Lebanon  [0.1%]
Lebanon Holdings  *                        6,400     54,400
                                                 -----------

Lithuania [0.0%]  #
Birzai Milk- GDR  *                       1,500     32,248
                                                 -----------

Poland [0.7%]
KGHM Polska Miedz SA  *                   10,073     37,201
Mostostal Gdansk SA  *                     5,130     25,941
Polifarb-Cieszyn SA  *                    35,701    169,375
Polish National Investment Fund PC *       4,993    177,308
Relpol SA *                                5,208    123,542
Vistula SA *                              12,222     30,902
                                                 -----------
     Total                                          564,269
                                                 -----------

Portugal [1.1%]
Banco Commercial Portugues                 1,204     24,630
Banco Espirito Santo e Comercial de
Lisboa                                     1,800     53,579
Cimentos de Portugal SA                    1,270     33,296
Colep-Companhia Portuguesa  *              2,900     40,978
Investec Consultadoria International *     1,275     37,765
Mota e Companhia SA                        2,800     44,435
Mundicenter-Sociedade Imobiliaria, SA      2,474     29,527
Portugal Fund, Inc. *                     37,000    585,062
Sonae Investimentos Sociedade Gestora de     690     27,915
     Participacoes Sociais SA
                                                 -----------
     Total                                          877,187
                                                 -----------

Russia [7.1%]
Fleming Russia Securities Fund *         150,000  3,187,500
Gazprom (144A) - ADR (a)                   9,700    234,013
JSC Surgutneftegaz - ADR                  10,500    107,322
Lukoil Oil Co. - ADR                       9,700    892,400
Mosenergo - ADR  *                         6,600    246,752
Mosenergo - RDC (144A) - ADR  (a)          7,500    280,500
New Century Fund XI LP * (d) (e)             350    310,030
Rokiskio Suris *                           3,000     18,750
Global Telesystems Group (d)               8,150    191,525
Unified Energy Systems                 1,524,660    461,052
                                                 -----------
     Total                                        5,929,844
                                                 -----------

Slovakia [0.2%]
Vychodoslovenske Zeleziarne                6,912    141,009
                                                 -----------

Slovenia [0.0%] #
SKB Banka (144A)- GDR (a)                   800     14,600
                                                 -----------

Turkey  [0.5%]
Akbank T.A.S.                            899,000     79,260
Alarko Holding AS                        301,120     64,734
Enka Holding Yatirim AS                   97,000     56,232
Goltas Cimento AS                        147,000     27,341
Haci Omer Sabanci Holding AS  *          704,000     43,362
Kartonsan Karton Sanayi AS               907,000     55,866
Otosan Otomobil Sanayii SA                62,000     51,667
Turkiye Garanti Bankasi AS               646,666     32,021
Usas Ucak Servisi AS                      16,000     38,647
                                                 -----------
     Total                                          449,130
                                                 -----------

United Kingdom [0.1%]
Lonrho plc                                42,396     65,593
                                                 -----------

European Region [3.5%]
Baring Emerging Europe Trust  *          320,000    504,000
Central European Growth Fund  *        1,150,000  1,220,846
East Europe Development - PTG  *          20,000    815,000
Julius Meinl International AG             12,690    381,835
Nelson Gold Corp. Ltd.  *                 81,175     17,326
                                                 -----------
     Total                                        2,939,007
                                                 -----------

Total Europe and Middle East
     (Cost $10,779,386)
                                                 12,973,715
                                                 -----------

                                        Shares    Value +
Africa [2.7%]

Botswana [0.0%] #
Sechaba Investment Trust  *               39,000   $ 41,414
                                                 ----------


Ghana [0.0%]
Ashanti Goldfields Co. Ltd. - GDR             42        315
                                                 -----------

South Africa [2.6%]
Amalgamated Banks of South Africa         36,300    208,962
Anglo American Corp. of South Africa
Ltd.                                       3,600    145,510
Barlow Ltd.                               12,393    105,228
Billiton  PLC  *                          52,989    136,177
Billiton PLC - ADR  *                      6,800     16,150
C.G. Sugar Ltd.  *                        91,300    155,045
CorpGro Ltd.                             107,777     51,628
De Beers Centenary AG                      4,360     88,742
Engen Ltd.                                39,700    202,010
Gencor Ltd.                               10,598     17,540
Gencor Ltd. - ADR                          1,360      2,040
Old South Africa Trust  *                250,000    400,150
Sasol Ltd.                                21,442    224,824
South African Breweries Ltd.               6,509    160,584
Suncrush Ltd.                             35,600     87,829
Super Group Ltd.                          97,083    203,587
                                                 -----------
     Total                                        2,206,006
                                                 -----------

Zimbabwe [0.1%]
Trans Zambezi Industries Ltd. - GDR      200,000     50,000
*
                                                 -----------

Total Africa  (Cost $2,562,884)                   2,297,735
                                                 -----------

     Total Common Stocks (Cost $66,659,669)
                                                 57,237,852
                                                  -----------

General Emerging Markets [18.3%]
Investable Emerging Markets Country
Fund LP * (d)                            495,058  5,975,351

TCW/DW Emerging Markets
Opportunities  Trust                     153,500  2,024,281

Everest Capital Frontier Ltd. LP *
(d) (e)                                  139,527  4,810,002
Explorador Fund, LP * (d)                  2,559  2,484,286
                                                 -----------
Total General Emerging Markets
     (Cost $13,716,343)                          15,293,920
                                                 -----------

Preferred Stocks [4.4%]
Banco de Credito Nacional  (Brazil)    8,900,000     77,357
Banco Nacional SA Preferred
(Brazil) *                             4,900,000          0
Cia Energetica Brasilia (Brazil)       2,470,000    225,511
Cia Energetica de Minas Gerais
(Brazil) *                             5,100,000    221,594
Cia Energetica do Ceara - Coelce
Series A (Brazil)*                    72,800,000    247,885
Cia Riograndense Telecom  (Brazil) *     448,100    552,095
Cia Tecidos Norte de Mina  (Brazil)      380,000    136,201
Companhia Cimento Portland Itau
(Brazil)                               1,210,000    233,109
Cosigua-Siderur Guanabara (Brazil)    12,693,103    158,664
Empresa Brasileira de Compressores
SA (Brazil)                              120,000     30,096
Industrian Klabin de Papel e
Celulose SA (Brazil)                     161,000     73,575
Iven SA Preferred (Brazil)               514,000    292,415
Marcopolo SA Preferred (Brazil)          818,000     96,753
Metalurgica Gerdau SA (Brazil)         3,444,591    103,399
Patroleo Brasileiro SA - Petrobras
(Brazil)                               2,196,000    513,581
Philippine Long Distance Convertible
Preferred, 5.750%  series Euro
(Philippines)                              1,000     21,750


Sadia Concordia SA Industria e
Comercio (Brazil)                        216,000    141,290

Telecommunicacoes Sao Paulo (Brazil)     811,714    216,013

Telecomunicacoes Brasileiras SA
Telebras  (Brazil)                     3,000,000    342,000
                                                 ----------
Total Preferred Stocks
       (Cost $4,138,806)                          3,683,288
                                                 -----------

Rights [0.0%] #
Cia Rio Grandense de Telephone
(Brazil)  *
Total Rights (Cost $3,203)                 2,479          0
                                                 -----------



                                        Units     Value +
Warrants [0.1%]
Belle Corp. expiring 12/31/00
(Philippines) *                           68,420 $      107
GP Batteries International Warrants
Expiring 11/15/00 (Singapore) *           10,000     13,800
GZI Transport Ltd. Expiring 1/29/99
(Hong Kong)  *                             7,600        226
Innovative International Holdings
Ltd. expiring 8/31/99 (Hong Kong) *        4,400         39

Morgan Grenfell Latin American Trust
plc expiring 6/30/10 (Latin America)*    250,000    104,926

Moulin International Holdings Ltd.
expiring 10/16/99 (Hong Kong)  *          58,506        876

PT Bank Int'l Indonesia expiring
1/17/00 (Indonesia)  *                    24,915        349

PT Indah Kiat Pulp & Paper expiring
7/11/02  (Indonesia)  *                   18,080        507

San Teh Ltd. expiring 8/3/00
(Singapore) *                              7,536        426
Sedna Geotech, Inc. expiring
10/26/98 (Peru)*                          14,062          0

Thai Farmers Bank expiring 9/15/02
      (Thailand)  *                        1,225        134
                                                 -----------
Total Warrants (Cost $109,700)                      121,390
                                                 -----------

Options [0.2%]
Brazilian $1.22 Put Option expiring
4/22/98  (Brazil) *                   BRL 24,400    159,100
                                                 -----------
Total Options (Cost $159,100)                       159,100
                                                 -----------
                                      Face
                                      Amount (b)
Convertible Bonds [0.7%]
Bangkok Bank Public Co., 3.250% due
      3/3/04 (Thailand)                  270,000     90,450
Delta Electronics (144A), 0.500% due
      3/6/04 (Taiwan)  (a)               101,528    402,045
Metropolitan Bank, 2.750% due
9/10/00  (Philippines)                    23,000     25,128

New World Infrastructure Ltd.
(144A), 5.000% due 7/15/01 (Hong Kong)
(a)                                       51,000     49,470
Nirefs SA, 6.825% due 12/6/00                270         24
(Greece)
Qingling Motors Ltd. (144A), 3.500%
      due 1/22/02 (China) (a)             35,000     31,150
Siliconware Precision (144A), 0.500%
     due 7/21/04 (Taiwan)   (a)           25,000     24,313
                                                 -----------
Total Convertible Bonds
     (Cost $673,016)                                622,580
                                                 -----------

Total Long-Term Investments
     (Cost $85,459,837)                          77,118,130
                                                 -----------

Short-Term Investments [14.7%]
Investors Bank & Trust
Repurchase Agreement, 5.900% due 1/2/98;
Issued 12/31/97; Proceeds $8,506,069
(Collateralized by $8,000,000 FNMA
1992-39, 5.690% due 3/25/22 with
a market value of $7,905,026; $997,501
FNMA ARM  6.505% due 10/1/19 with a
market value of $1,023,796.)       8,503,282 $8,503,282
First National Bank of Boston
(Time Deposit),  6.850% due
3/31/98 (c)                        3,787,835  3,787,835
                                            -----------

Total Short-Term Investments
     (Cost $12,291,117)                          12,291,117
                                                 -----------

Total Investments [106.7%]
     (Cost $97,750,954)                          89,409,247

Other assets and liabilities, net [(6.7%)]
                                                 (5,573,211)
                                                 -----------

Net Assets - 100%                                $83,836,036


*     Non-income producing security
#     Rounds to less than 0.0%
+     See Note 2 to the Financial Statements.

ADR   American Depository Receipt
ARM   Adjustable Rate Mortgage
BRL   Brazilian Real (in thousands)
FNMA  Federal National Mortgage Association
GDR   Global Depository Receipt
GDS   Global Depository Share


(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1997, these securities were valued at $1,849,798 of net or 2.2% assets.
(b)   Face amount shown in U.S.  dollars  unless  otherwise
      noted.
(c)   Investments   from  cash   collateral   received  for
      securities on loan at December 31, 1997.
(d)   Security   is  fair   valued  in  good  faith   under
      procedures established by the Board of Directors of the Fund.
(e)   Deemed to be a restricted security.



      See Notes to the Financial Statements.


Graph



============================================================================
TIFF U.S. Equity Fund
December 31, 1997
============================================================================


Policy  Considerations:   The  Fund  is  designed  as  a  core
vehicle  for that  portion of  Members'  assets  committed  to
U.S.  stocks.   Accordingly,   it  employs  a  combination  of
managers that, collectively, provide exposure to all market sectors. The Fund's distinctive structure reflects the belief that governing boards are ill-equipped to win the difficult game of sector rotation (growth versus value, etc.). The Fund's structure is distinctive not because it entails broad diversification, but because it does so by
combining   active   strategies   with  a  low  cost   "active
completeness" portfolio.

Performance Evaluation: Since inception, the Fund has outperformed its benchmark (the Wilshire 5000 Index) by 700 basis points net of fees and the average domestic equity fund tracked by Lipper by a whopping 3,120 basis points (128.3% versus 96.9%). The Fund's assets are now divided between its quantitatively driven "active completeness" manager (Martingale) and four old-fashioned but by no means outmoded stockpickers. When possible, Martingale tries to deploy funds allocated to it in a manner that fulfills its primary role of keeping the Fund adequately diversified across market sectors plus a secondary aim of owning relative winners within the sectors in which it invests.

Investment Performance (For Periods Ended December 31, 1997)

                                               Total Return
                           --------------------- -----------------------------
                          Year      Cumulative since     Annualized since
                          Ended    Inception (5/31/94)  Inception (5/31/94)
                           ----------------------- ----------------------------
TIFF U.S. Equity Fund      33.0%          128.1%                25.9%
Wilshire 5000 Index        31.3%          121.1%                24.7%



=============================================================================
TIFF U.S. Equity Fund / Schedule of Investments
December 31, 1997
=============================================================================





-------------------------------------------------------------
Long-Term Investments [94.6%]            Shares    Value +

Common Stocks [91.4%]

Aerospace [1.0%]
AAR Corp.                                 41,000 $1,588,750
Litton Industries, Inc. *                 15,000    862,500
     Total                                        2,451,250

Agriculture [1.5%]
Archer-Daniels-Midland Co.               109,100  2,366,106
Eastern Equities Corp. Ltd.              750,000    366,030
Embrex, Inc. *                           190,000  1,009,375
Eskimo Pie Corp.                          15,000    172,500
     Total                                        3,914,011

Airlines [0.1%]
AMR Corp. *                                2,600    334,100

Banks [9.5%]
BankAmerica Corp.                         51,000  3,723,000
Carolina First Corp.                      26,000    559,000
CCB Financial Corp.                        9,790  1,052,425
Chase Manhattan Corp.                     44,400  4,861,800
Citicorp                                  26,300  3,325,306
First   Savings  Bank  of  Washington
Bancorp, Inc.                             10,000    275,000
First Union Corp. (NC)                    55,400  2,839,250
HUBCO, Inc.                               41,483  1,623,022
J.P. Morgan & Company, Inc.                6,100    688,538
Mercantile Bancorporation                 12,834    789,291
NationsBank Corp.                         15,400    936,513
Peoples Bank of Bridgeport,
Connecticut                               42,000  1,596,000
Six Rivers National Bank - Eureka  *      33,000    585,750
Vermont Financial Services Corp.          50,000  1,387,500
     Total                                       24,242,395

Beverages [1.8%]
Coca-Cola Co.                             50,600  3,371,225
Pepsi-Cola  Puerto Rico  Bottling Co.
- Cl B *                                 168,400  1,136,700
     Total                                        4,507,925

Chemicals [3.8%]
Albemarle Corp.                           53,000  1,265,375
Dow Chemical Co.                          26,200  2,659,300
EcoScience Corp. *                       370,800    579,375
Lyondell Petrochemical Co.                41,300  1,094,450
McWhorter Technologies, Inc. *            70,400  1,812,800
Rogers Corp. *                            30,000  1,226,250
Union Carbide Corp.                       26,200  1,124,963
     Total                                        9,762,513

Computer Software [2.4%]
Adobe Systems, Inc.                       13,600    561,000
BroadVision, Inc. *                      161,000  1,046,500
Computer Associates International, Inc.   16,200    856,575
Metrowerks, Inc. *                       130,300  1,138,171
Microsoft Corp. *                         20,500  2,649,625
     Total                                        6,251,871

Computers [2.3%]
Compaq Computer Corp.                     23,400  1,320,638
Digital Equipment  *                      38,400  1,420,800
International Business Machines Corp.     29,200  3,053,225
     Total                                        5,794,663
                                        Shares    Value +
Construction [1.2%]
Johns Manville Corp.                     145,400 $1,463,088
Walter Industries, Inc.  *                80,800  1,666,500
     Total                                        3,129,588

Cosmetics [3.3%]
Colgate-Palmolive Co.                      5,200    382,200
Owens-Illinois, Inc. *                    14,000    531,125
Playtex Products, Inc.  *                168,100  1,723,025
Procter & Gamble Co.                      73,000  5,826,313
     Total                                        8,462,663

Electrical Utilities [0.6%]
Baltimore Gas and Electric Co.            19,600    667,625
Entergy Corp.                             30,600    916,088
     Total                                        1,583,713

Electronics [5.2%]
Atmel Corp.  *                            57,200  1,061,775
Bull Run Corp.  *                         43,000    165,279
Checkpoint Systems, Inc.  *               62,000  1,085,000
Conductus, Inc. *                         16,000     81,000
Kemet Corp. *                             24,600    476,625
National Semiconductor Corp.  *           44,900  1,164,594
Philips Electronics NV - ADR              46,900  2,837,450
Public Service Enterprise Group, Inc.     50,600  1,603,388
Quantum Corp. *                           16,000    321,000
Scotsman Industries, Inc.                 56,900  1,390,494
Sensormatic Electronics Corp.             71,600  1,176,925
Teradyne, Inc. *                          14,700    470,400
Union Texas Petroleum Holdings, Inc.      66,000  1,373,625
     Total                                       13,207,555

Environmental Services [0.7%]
Layne, Inc. *                              61,700   802,100
Strategic Diagnostic, Inc. *              425,550   957,488
     Total                                        1,759,588

Financial [3.4%]
Bear Stearns Companies, Inc.               70,400 3,344,000
Morgan Stanley, Dean Witter,
Discover &  Co.                            23,900 1,413,088
Ryder System, Inc.                         40,300 1,319,825
San Juan Basin Royalty Trust              103,000   952,750
Travelers Group, Inc.                      32,250 1,737,469
     Total                                        8,767,132

Foods [0.7%]
Dole Food Co., Inc.                        27,300 1,248,975
Smithfield Foods, Inc.  *                  19,100   630,300
     Total                                        1,879,275

Health Care [1.4%]
Morrison Health Care, Inc.                 47,766   955,320
Pharmchem Laboratories  *                 247,200   648,900
Protocol Systems, Inc.  *                  53,500   538,344
Universal  Health  Services,  Inc.  -      30,000 1,511,250
Class B *
     Total                                        3,653,814

Hotels/Restaurants [0.7%]
Ruby Tuesday, Inc.  *                      40,000 1,030,000
Ryan's Family Steak House, Inc.  *         80,600   690,138
     Total                                        1,720,138



                                        Shares     Value +
Housewares [0.3%]
Lancaster Colony Corp.                     11,800 $ 665,225

Insurance [4.0%]
Allstate Corp.                             12,300 1,117,763
Cigna Corp.                                10,700 1,851,769
CNA Surety Corp. *                        110,000 1,698,125
Conseco, Inc.                              22,500 1,022,344
Equitable Companies, Inc.                  30,000 1,492,500
Fremont General Corp.                      13,900   761,025
Old Republic International Corp.           39,800 1,480,063
Wellpoint Health Networks, Inc. *          20,700   874,575
     Total                                        10,298,164

Leisure [1.2%]
GTech Holdings Corp.  *                    98,500 3,145,844

Machines [2.1%]
Albany International Corp.                 37,000   851,000
Caterpillar, Inc.                          71,600 3,477,075
Deere & Co.                                15,800   921,338
     Total                                        5,249,413

Manufacturing [2.0%]
Aeroquip-Vickers, Inc.                      9,500   466,094
Honeywell, Inc.                            17,500 1,198,750
Tenneco, Inc.                              20,400   805,800
Tommy Hilfiger Corp.   *                   21,800   765,725
Westinghouse Air Brake Co.                 74,400 1,906,500
     Total                                        5,142,869

Metals [1.1%]
Asarco, Inc.                               55,000 1,234,063
Oregon Metallurgical Corp.  *              23,800   794,325
Rohn Industries, Inc.                     171,000   881,710
     Total                                        2,910,098

Mining [0.5%]
Barrick Gold Corp.                         67,600 1,259,050

Motor Vehicles [1.6%]
Ford Motor Co.                             86,100 4,191,994

Multimedia [1.2%]
Gray     Communications      Systems,      67,000 1,725,250
Inc.-Class B
The Walt Disney Co.                         4,600   455,688
Tribune Co.                                14,600   908,850
     Total                                        3,089,788

Oil/Gas Exploration [4.3%]
Chevron Corp.                              11,500   885,500
Exxon Corp.                                77,800 4,760,388
Mobil Corp.                                 7,500   541,406
Phillips Petroleum Co.                     48,000 2,334,000
USX-Marathon Group                         76,500 2,581,875
     Total                                        11,103,169

Oil/Gas Services [3.2%]
Columbia Gas System                        17,500 1,374,844
Daniel Industries                          68,300 1,314,775
Tidewater, Inc.                            39,300 2,166,413
USX-Delhi Group                            39,500   809,750



                                        Shares     Value +
Valero Energy Corp                         70,800 $2,225,775

Vastar Resources, Inc.                     10,200   364,650

     Total                                        8,256,207

Paper/Forest Products [1.8%]
Caraustar Industries, Inc.                 33,100 1,133,675
First Brands Corp.                         61,000 1,643,188
Fort James Corp.                           45,100 1,725,075
     Total                                        4,501,938

Pharmaceuticals [5.6%]
Abbott Laboratories                         8,000   524,500
American Home Products Corp.               21,100 1,614,150
Amgen, Inc.  *                              8,700   470,888
Bristol-Myers Squibb Co.                   34,700 3,283,488
ICN Pharmaceuticals, Inc.                  15,900   776,119
Johnson & Johnson                          33,400 2,200,225
Merck & Company, Inc.                      24,700 2,624,375
Owens & Minor, Inc.                        50,800   736,600
Schering-Plough Corp.                      35,000 2,174,375
     Total                                        14,404,720

Producer Goods [2.7%]
Cummins Engine Company, Inc.                5,900   348,469
General Electric Co.                       43,400 3,184,475
Scotts Co. (The) - Class A  *              41,100 1,243,275
Treadco, Inc.                             127,700 1,292,963
Volt Information Sciences, Inc. *          15,000   808,125
     Total                                        6,877,307

Publishing [1.5%]
Gannett Company, Inc.                      11,300   698,481
PRIMEDIA, Inc.  *                         122,000 1,540,250
Steck-Vaughn Publishing Corp.  *           37,000   545,750
Washington Post Company - Class B           1,900   924,350
     Total                                        3,708,831

Railroad [0.3%]
CSX Corp.                                  14,300   772,200

Retail (Foods) [0.2%]
Safeway, Inc.   *                           8,600   543,950

Retail (Other) [3.4%]
Consolidated Stores Corp.  *               28,125 1,235,742
Dayton Hudson Corp.                        31,800 2,146,500
Duckwall-ALCO Stores, Inc.  *              19,140   284,708
Geerlings & Wade, Inc.  *                  97,100   400,538
Mac  Frugals   Bargains   Close-Outs,      50,000 2,062,151
Inc.  *
Ross Stores, Inc.                          42,400 1,542,300
Shopko Stores, Inc.                        22,800   495,900
TJX Companies, Inc.                        15,000   515,625
     Total                                        8,683,464

Services [2.3%]
DB Group Ltd.                             800,000 1,278,200
Failure Group, Inc.  *                    148,500 1,559,250
Hilb, Rogal & Hamilton Co.                 36,500   704,906
ITT Educational Services, Inc.  *          37,950   846,759
NovaCare, Inc.   *                         53,200   694,925
Olsten Corp.                               49,900   748,500
     Total                                        5,832,540



                                        Shares     Value +
Telecommunications [2.6%]
Ameritech Corp.                            17,200 $1,384,600

C&D Technologies, Inc.                     25,000  1,206,250

SBC Communications, Inc.                   57,100  4,182,575
     Total                                         6,773,425

Telephone [2.9%]
AT & T Corp.                               51,300 3,142,125
Bell Atlantic Corp.                        45,500 4,140,500
     Total                                        7,282,625

Thrifts [1.6%]
Charter One Financial, Inc.                26,460 1,670,288
Downey Financial Corp.                     29,900   850,281
Golden West Financial Corp.                 6,000   586,875
Maryland Federal Bancorp, Inc.              8,000   280,000
Riverview Bancorp, Inc.                    41,500   736,625
     Total                                        4,124,069

Tobacco [0.5%]
Philip Morris Companies, Inc.              24,500 1,110,156

Transportation [4.8%]
Air Express International Corp.            35,250 1,075,125
Airborne Freight Corp.                     30,000 1,863,750
Circle International Group, Inc.           41,800   958,788
CNF Transportation, Inc.                   40,000 1,535,000
Fritz Companies, Inc. *                    76,900 1,071,794
Kirby Corp. *                              81,000 1,564,313
Pittston Burlington Group, Inc.            40,000 1,050,000
Pittston Services Group                    30,900 1,243,725
Xtra Corp.                                 34,000 1,993,235

     Total                                        12,355,730

Total Common Stocks
     (Cost $190,154,062)                          233,704,970


Preferred Stock [0.1%]
Norian Corp. (144A) (a) (b) *
     (Cost $206,500)                       36,875   206,500

Limited Partnership [3.1%]
Gotham Partners L.P. * (b) (c)
     (Cost $5,925,000)                      5,932 7,888,500

Options [0.0%] +++
Strategic Diagnostic, Inc. $1.625
call               expiring 11/7/98
(b)
     (Cost $38,120)                       190,600    38,120


Total Long-Term Investments
     (Cost $196,323,682)                         241,838,090

                                         Face
Short-Term Investments [5.3%]            Amount

U.S. Treasury  Security [0.3%] ++
U.S.   Treasury   Bill,   5.320%  due
3/19/98
    # (Cost $741,851)
                      $                  750,000    741,814


                                         Face
                                        Amount    Value +
Repurchase Agreement [5.0%]
Investors Bank & Trust Company
      Repurchase  Agreement,   5.900%
due 1/2/98; Issued 12/31/97.
Proceeds $12,891,837;
(Collateralized by $5,354,695
FNMA  ARM,  7.801% due 9/1/24
with a market value of
$5,553,519;  $7,898,526 FNMA
6.358% due 8/1/27 with a market
value of $7,978,604.)
(Cost $12,887,613)                 $12,887,613  $12,887,613

Total Short-Term Investments
     (Cost $13,629,464)                          13,629,427


Total Investments [99.9%]
     (Cost $209,953,146)                         255,467,517

Other assets and liablilities, net [0.1%]            246,434


Net Assets - 100.0%                             $255,713,951


Short Portfolio [(0.4%)]                Shares

Common Stocks [(0.4%)]

Computer Software  [(0.2%)]
Broadway & Seymour, Inc.                  40,700    391,738
Computer Language Research                14,700    205,800
     Total                                          597,538

Electronics [(0.2%)]
Itron, Inc.                               12,700    228,600
VideoLan Technologies, Inc.                2,500         39
YieldUP International Corp.               26,300    249,850
     Total                                          478,489

Environmental Services  [(0.0%)] +++
Molten Metal Technology, Inc.             15,000      1,405

Total Common Stocks (Cost $2,148,199)             1,077,432

Total Short Portfolio
      (Proceeds - $2,148,199)                 $   1,077,432


*        Non-income producing security.
#        Interest rate represents the
         yield to maturity at the time of purchase.
+        See Note 2 to the Financial Statements.
++       Assets  currently  held  with  a
         broker  as  initial  margin  for
         futures contracts.
         See Appendix C to Notes to the Financial Statements.
+++      Rounds to less than 0.0%.
ADR      American Depositary Receipt
ARM      Adjustable Rate Mortgage
FNMA     Federal National Mortgage Association

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be  resold  in transactions exempt from
         registration,   normally   to   qualified   buyers.   At
         December 31, 1997 the aggregate value of these securities was valued at $206,500 or 0.08% of net assets.
(b) Security is fair valued in good faith under procedures established by the Board of Directors of the Fund.
(c)     Deemed to be a restricted security.

        See Notes to the Financial Statements.




Graph

==============================================================================
TIFF Bond Fund
December 31, 1997
==============================================================================


Policy Considerations: The Fund's chief aim is to help foundations weather deflationary times without being forced to liquidate their equity holdings at depressed prices. As a form of deflation "insurance," bonds emphasized by the Fund (intermediate or longer-term, high quality, non-callable) tend to perform well when inflation concerns ease, as they did during 1995 and the last half of 1997, and they tend to perform poorly when investors are spooked by strength in the economy (actual or expected), as they were during much of 1996 and early 1997. The sell-off in bonds early in 1997 created a very favorable environment for foundations seeking to increase their deflation "insurance," and the bond rally that subsequently ensued has reduced but arguably not eliminated bonds' appeal relative to stocks.

Performance Evaluation: The Fund has produced strong absolute returns since inception (34.6% net of fees) and, despite stricter quality standards, has outperformed its fund peer group (the Lipper Intermediate Investment Grade Bond Fund Index, which is up 31.1% since the Fund's inception). It has also outperformed its primary benchmark (the Lehman Aggregate Bond Index) on a pre-fee basis, but slightly lags the Index net of fees. Although the managers' solid results are belied by the Fund's net returns, all three have outperformed their benchmarks since inception. All three managers receive performance-based fees, so their income from the Fund cannot rise materially unless their relative performance improves also.


Investment Performance (For Periods Ended December 31, 1997)

                                         Total Return
                               --- --------------------- -------------------
                             Year        Cumulative since     Annualized since
                            Ended      Inception (5/31/94)       Inception
                                                                  (5/31/94)

TIFF Bond Fund               9.4%             34.9%                 8.6%
Lehman Aggregate Bond Index  9.7%             35.5%                 8.9%


=============================================================================
TIFF Bond Fund / Schedule of Investments
December 31, 1997
============================================================================
                                         Face
Long-Term Investments [97.5%]           Amount     Value +

Bonds [96.6%]

Asset-Backed Securities [10.3%]
Advanta  Mortgage  Loan  Trust,  Ser.
1997-1, Class   B1F,   8.150%   due
5/25/27                                 $550,000  $   574,981
Americredit Auto  Receivables  Trust,
Ser. 1997-C, Class  A3,  6.300%
due 8/20/97                            1,000,000    1,005,350
Amresco  Mortgage  Loan  Trust,  Ser.
1997-1,  Class B1F, 7.915%
due 3/25/27                            1,050,000    1,079,358

Amresco Residential Ser. 1997-1,
        Class A8, 7.240% due 3/25/27   1,425,000    1,468,253
California  Infrastructure  SCE, Ser.
1997-1, Class A6, 6.380% due 9/25/08     400,000      402,764

Citibank Cr. Card Master Trust,  Ser.
1997-2, Class A, 6.550% due 2/15/04    1,300,000    1,317,563

Ford  Credit Auto Owner  Trust,  Ser.
1996-A, Class A3, 6.500% due 11/15/99    900,000      902,673

IMC Home Equity  Loan,  Ser.  1997-4,
Class A, 5.840% due 10/20/27             977,796      977,339

MBNA Master  Credit Card Trust,  Ser.
1997-F,   Class  A,   6.600%   due     1,000,000    1,018,580

11/15/04
Merrill  Lynch  Mortgage   Investors,
Ser. 1995-C2,   Class  A1,   7.419%
due 6/15/21                              141,914      144,293

Olympic Auto Receivable  Trust,  Ser.
1996-C, Class A4, 6.800% due 3/15/02     700,000      709,338

Olympic Auto Receivable  Trust,  Ser.
1997-A, Class A4, 6.625% due 12/15/02    575,000      581,342

Premier  Auto  Trust,   Ser.  1997-2,
Class A4, 6.250% due 6/6/01            1,300,000    1,304,732

Providian Trust,  Ser. 1997-4,  Class
A,  6.250% due 6/15/07                 1,160,000    1,164,420

Residential  Asset Sec.  Corp.,  Ser.
1997-KS1, Class AI2, 7.070%
due 4/25/28                              850,000      854,259

Saxon Asset  Securities  Trust,  Ser.
1997-1,Class AF6, 7.325% due 1/25/12   1,562,000    1,609,563

Saxon Asset  Securities  Trust,  Ser.
1997-3, Class AF6, 6.730% due 2/25/27    700,000      693,656

UCFC  Home   Equity   Loan  IO)  Ser.
1997-C, Class A, 8.000% due 9/15/00    1,875,000      361,816

UCFC Home Equity Loan, Ser. 1996-B1,
      Class A5, 7.650% due 6/15/20     1,125,000    1,175,055
Union   Acceptance  Corp.  IO  Strip,
Ser. 1996- C, Class I, 2.750%
due 10/8/03                           10,812,710      258,491

Union   Acceptance   Corp.  IO,  Ser.
1996-D, Class I, 3.000% due 1/8/04     1,104,713       31,588

Union   Acceptance   Corp.  IO,  Ser.
1997-B, Class I, 1.850% due 6/8/27     4,645,260       99,438

Union Acceptance  Corp., Ser. 1996-A,
Class I, IO due 5/7/99                 3,572,842       79,674

Total Asset-Backed Securities
                                                 -------------
     (Cost $17,854,696)                            17,814,526
                                                 -------------

Corporate Obligations [30.8%]
Anthem Insurance (144A), 9.000% due
      4/1/27 (a)                         710,000      791,384
Archer-Daniels-Midland, 6.750% due
      12/15/27                         1,165,000    1,166,785
Avon Energy Partners  (144A),  7.050%
due 12/11/07 (a)                         645,000      655,902

Bankers Trust, 6.700% due 10/1/07        270,000      272,769

Bear Stearns Co., 6.750% due 12/15/07  1,200,000    1,205,608
California Petroleum Transport,
8.520% due 4/1/15                        855,000      980,086

CIBC Capital Funding  (144A),  6.250%
due 12/17/02  (a)                        660,000      659,413

Cogentrix  Energy  Inc.,  8.100%
due 3/15/04                            1,415,000    1,474,697


                                        Face
                                        Amount     Value +
Compania Telecom Chile, 7.625% due
       7/15/06 (Chile)               $ 1,565,000 $  1,656,781

Conseco Finance Trust II, 8.700% due
       11/15/26                          845,000      939,010
Corp. Andina de Fomento,  7.375% due
       7/21/00 (Latin America)           305,000      311,147
Corp. Andina de Fomento, 7.250% due
       3/1/07 (Latin America)          1,520,000    1,547,216
Corp. Andina de Formento, 7.100% due
       2/1/03 (Latin America)          1,060,000    1,076,083
Discover  Credit  Card,   9.000%
due 10/1/01                              445,000      484,789

DQU II Funding, 8.700% due 6/1/16        935,000    1,044,142
El Paso Natural Gas Co., 6.750% due
11/15/03                               1,500,000    1,527,549
Empresa   Nacional   de   Electridad,
8.125% due  2/1/2097 (Spain)             780,000      815,545

Federal   Home  Loan  Bank  -  Global
Bond, 6.120% due 1/24/01               1,100,000    1,095,130

Federated  Dept.  Stores,  7.450% due
7/15/17                                1,000,000    1,049,221
First  Maryland  Bancorp,  7.200% due
7/1/07                                 1,025,000    1,071,291
First   National   Bank  of  Chicago,
8.080% due 1/5/18                        835,000      953,285

Firststar Bank Milwaukee, 6.250% due
       12/1/02                           300,000      299,978
Florida    Windstorm     Underwriting
(144A),  6.500% due 8/25/02 (a)          500,000      501,700

Florida Windstorm Underwriting
(144A), 6.850% due 8/25/07  (a)          700,000      710,408

Global Marine,  Inc.  (144A),  7.125%
due 9/1/07 (a)                           500,000      517,395

Goldman   Sachs   Group  LP   (144A),
7.800% due 7/15/02  (a)                  625,000      659,893

Grace  &  Co.,  (W.R.),   8.000%  due
8/15/04                                1,100,000    1,188,310
GTE   Florida,   Inc.,   6.310%   due
12/15/02                               1,000,000    1,001,836
Hero  Asia  BVI  Co.   Ltd.   (144A),
9.110% due                               808,942      840,964
      10/15/01 (China)  (a)
Humpuss Funding Corp. (144A),  7.720%
due 12/15/09 (Indonesia)  (a)          1,062,772    1,094,729

IBM Corp., 7.125% due 12/1/96            595,000      619,563

Jasmine   Submarine  Telecom  (144A),
8.483% due 5/30/11 (Thailand)  (a)     1,018,888      924,483

Jet Equipment  Trust  (144A),  9.710%
due 2/15/14  (a)                         165,000      209,381

Lasmo (USA), Inc. 7.300% due 11/15/27  1,140,000    1,170,839
Leucadia National Corp.,  7.875% due
      10/15/06                           700,000      738,779
Lockheed Martin, 6.850% due 5/15/01      800,000      812,756
Monsanto Co., 6.750% due 12/15/27        575,000      568,094
Morgan  Stanley Group,  Inc.,  8.100%
due 6/24/02                              955,000    1,020,769

Mutual  Life   Insurance   Co.  -  NY
(144A),0.000% due 8/15/24 (a) (b)      1,145,000    1,439,775
Nabisco Inc., 7.550% due 6/15/15         850,000      902,765
New Plan Realty, 7.680% due 11/2/26      920,000      987,430
Norfolk  Southern  Corp.,  6.950% due
5/1/02                                 1,000,000    1,024,730
Northwest Airlines Corp.,  7.068% due
7/2/17                                   525,000      550,443
Northwest Airlines Corp.,  7.248% due
7/2/14                                   445,000      456,815
Oil Purchase Co. (144A), 7.100% due
     4/30/02 (Colombia) (a)              615,000      615,276
Perez Companc SA (144A), 8.125% due
     7/15/07 (Argentina)  (a)            620,000      592,875
Petrozuata   Finance,   Inc.  (144A),
8.220% due 4/1/17 (Venezuela) (a)        400,000      418,598

Petrozuata   Finance,   Inc.  (144A),
8.370% due 10/1/22 (Venezuela) (a)       200,000      212,163



                                      Face
                                        Amount     Value +
Prime Property II (144A), 6.800% due
     8/15/02 (a)                         855,000  $   864,982
Ras Laffan-Lincs  1997-11 (144A),
   7.850% due 3/18/14  (a) (c)         1,245,000    1,394,592
Revlon  Worldwide,  Inc.,  0.000% due
3/15/98                                  850,000      841,259
Rodamco NV, 7.300% due 5/15/05
     (Netherlands)                       600,000      630,002
Rollins Truck, 7.000% due 3/15/01        600,000      613,156
Saga Petroleum, 7.250% due 9/23/27
     (Norway)                            900,000      921,316
Salomon, Inc., 6.750% due 2/15/03        870,000      882,351
Sithe/  Independence  Fndg,  Ser.  A,
9.000% due 12/30/13                      540,000      646,444

Tarkett  International,   9.000%  due
3/1/02  (Germany)                        990,000    1,051,011

Taubman  Realty  Group,   7.500%  due
6/15/02                                  620,000      643,019
Tektronix, Inc., 7.500% due 8/1/03       500,000      520,610
Times Mirror Co., 6.610% due 9/15/27     470,000      481,918
Total Access Communication, 2% due
   5/15/06                               750,000      735,291
U.S.  West  Capital  Funding,   Inc.,
6.850% due 1/15/02                     1,000,000    1,016,624

Seabrook  Station  Unit.,  7.830% due
1/2/19                                   575,000      588,296
YPF Sociedad Anonima, 7.500% due
     10/26/02 (Argentina)                643,808      662,368
                                                 -------------
Total Corporate Obligations
     (Cost $51,789,979)                            53,351,819
                                                 -------------

Mortgage-Backed Securites [31.4%]
Federal Home Loan Mortgage Corp
      Gold (TBA), 7.500% due 4/14/98   4,500,000    4,608,281
      PO, Ser. 1689, due  3/15/24         63,152       61,547
      7.000% due 1/1/11                  728,607      740,895
      Ser.  1577,  Class  PH,  6.300%
      due 3/15/23                      1,875,000    1,870,800
Federal National Mortgage Corp
      (TBA), 7.000% due 1/14/98        4,900,000    4,935,219
FNMA (TBA), 7.500% due 1/14/98         8,250,000    8,441,104
FNMA IO, Ser. 1997-M8, Class A2,
      6.080% due 9/3/03                  200,000      197,265
      6.980% due 6/1/07                  422,777      437,648
      7.160% due 1/25/22               1,650,000
                                                    1,688,414
      7.000% due 3/1/24                  817,313      826,388
      7.000% due 3/1/24                  648,811      656,014
      9.000% due 3/1/25                1,108,534    1,184,906
Government National Mortgage Assn.
     (ARM), 7.375% due 4/20/24         1,299,727    1,335,806
      II, 5.000% due 6/20/27           3,960,716    3,954,791
      II, 5.000% due 8/20/27             130,014      129,213
      II, 5.000% due 9/20/27             855,816      850,549
      5.500% due 12/20/27                990,000      990,632
      5.500% due 5/20/27               1,184,005    1,193,019
      5.500% due 6/20/27               6,113,178    6,159,741
      5.500% due 8/20/27               6,895,145    6,923,943
      6.000% due 2/20/27               3,788,131    3,854,253
      6.875% due 12/20/17                369,906      380,215
      7.000% due 1/20/18                 445,805      457,200
      7.000% due 7/15/23                 488,789      494,597
      7.000% due 5/15/24                 814,194      823,360
      7.000% due 5/15/24                 383,282      387,597
      7.125% due 8/20/17                 105,868      108,954
      7.125% due 9/20/21                 127,579      131,104
      9.500% due 10/15/24                556,347      604,279
                                                 -------------
Total Mortgage-Backed Securities
     (Cost $53,623,970)
                                                 54,427,734
                                                 -------------

U.S. Government  Agency Obligation [1.4%]
Federal National Mortgage Assn.
    (MTN), 5.200% due 7/10/98          1,000,000      997,550
    (MTN), 5.650% due 3/5/01             725,000      720,017

                                        Face
                                        Amount     Value +
    (MTN), 5.800% due 2/22/06         $ 725,000     $ 712,613

Total U.S. Government Agency Obligations

                                                 -------------
     (Cost $2,378,145)                              2,430,180
                                                 -------------

U.S. Treasury Securities [22.7%]
U.S. Treasury Bond,
     8.000% due 11/15/21               1,730,000    2,156,552
     8.125% due 5/15/21                  200,000      252,000
U.S. Treasury Note
     4.750% due 10/31/98               3,620,000    3,592,850
     5.000% due 1/31/99                  585,000      580,978
     5.500% due 11/15/98               4,200,000    4,193,435
     5.500% due 12/31/00                 570,000      566,972
     5.625% due 1/31/98                  200,000      200,000
     5.625% due 11/30/00               1,200,000    1,197,750
     5.750% due 11/30/02                 205,000      205,192
     5.875% due 11/30/01               2,060,000    2,069,655
     6.125% due 8/15/07                1,490,000    1,531,440
     6.250% due 2/28/02                2,500,000    2,546,875
     6.250% due 2/15/03                1,445,000    1,477,963
     6.375% due 7/15/99                  250,000      252,656
     6.375% due 8/15/27                3,010,000    3,173,669
     6.625% due 6/30/01                4,075,000    4,189,609
     6.750% due 4/30/00                7,335,000    7,502,326
     7.125% due 10/15/98                 200,000      202,250
     7.125% due 2/29/00                  250,000      257,266
     7.500% due 10/31/99                 540,000      556,706
     7.875% due 1/15/98                  100,000      100,094
     8.875% due 2/15/99                  100,000      103,406
U.S. Treasury Strip
    due 11/15/21                       6,350,000    1,506,341
    5.222% due 2/15/20                 4,070,000    1,072,726
                                                 -------------
Total U.S. Treasury Securities
     (Cost $38,662,816)                            39,488,711
                                                 -------------

                                        Shares
Preferred Stocks [0.9%]
Indosuez  Holdings  S.C.A.  Preferred
(144A) 10.375% Series (France) (a)        17,312      483,962

Duke Realty Investments,  Inc. 7.990%
due 10/1/12                               20,240    1,051,215

                                                 -------------
Total Preferred Stocks
     (Cost $1,488,080)                              1,535,177
                                                 -------------

Total Long-Term Investments
     (Cost $165,797,686)                          169,048,147
                                                 -------------

                                        Face
Short-Term Investments [12.1%]          Amount

U.S. Treasury Securities [0.1%]
U.S.   Treasury   Bill,   5.260%  due
5/28/98 ++ #                           $  50,000       48,937
U.S.   Treasury   Bill,   5.380%  due
4/2/98 ++ #                               15,000       14,805
                                                 -------------
Total U.S. Treasury Securities
     (Cost $64,042)                                    63,742
                                                 -------------

Repurchase Agreements [12.0%]
Investors   Bank  &   Trust   Company
Repurchase Agreement,  5.900%  due  1/2/98;
Issued 12/31/97; Proceeds $6,330,087
 (Collateralized    by   $857,905
FNMA LBR FLTR  7.175% due 11/25/22  with
a market    value   of   $882,523;
$5,664,422 FNMA,  6.506% due 6/1/27  with a
market value of $5,773,924)            6,328,012    6,328,012




                                         Face
                                        Amount     Value +
Morgan Stanley Repurchase
Agreement, 6.280% due 1/5/98;
Issued 12/29/97; Proceeds $14,517,706
(Collateralized By $14,240,255
FNMA ARM, 7.594% due 6/1/27  with
 a market  value of $14,795,859.)     $14,500,000 $14,500,000
                                                 -------------
Total Repurchase Agreements
     (Cost $20,828,012)                            20,828,012
                                                 -------------

Total Short-Term Investments
    (Cost $20,892,054)                             20,891,754
                                                 -------------

Total Investments [109.6%]
     (Cost $186,689,740)                          189,939,901

Other  assets  and  liabilities,  net            (16,587,845)
[(9.6%)]
                                                 -------------

Net Assets - 100.0%                              $173,352,056


+            See Note 2 to the Financial Statements.
++           Assets currently held with a broker as initial margin for
             financial futures contracts.
#            Interest rate represents the yield to maturity at the time of purchase.

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1997, these securities were valued at $13,587,875 or 7.8% of net assets.
(b) Security is a step up bond which will pay 11.25% until maturity starting 8/15/99.
(c) Coupon rate is 7.85% through September 2006, and 8.05% thereafter.

ARM       Adjustable Rate Mortgage
FHLMC     Federal Home Loan Mortgage Corporation
FLTR      Floating Rate Note
FNMA      Federal National Mortgage Corporation
GNMA      Government Mortgage Association
IO        Interest - Only Obligation
LBR       London Interbank Rate
MTN       Medium - Term Note
PO        Principal - Only Obligation
TBA       To Be Announced Security - Security is subject to delayed delivery.

                 See Notes to the Financial Statements.



Graph

============================================================================
TIFF Short-Term Fund
December 31, 1997
============================================================================

Policy Considerations: The cooperative's directors recognize that many foundations seek to control downward fluctuations in the monetary value of assets earmarked for spending within twelve months by investing them exclusively in cash equivalents. However, the risk and return characteristics of alternate short-term investment strategies suggest that a short-term income fund whose average maturity ranges between the one to three months, typical of money market funds, and the six months inherent in the TIFF Short-Term Fund's performance benchmark, arguably comports better with foundations' short-term investment goals than money market funds per se. Although the market value of six-month Treasury Bills can decline when short-term interest rates are rising sharply, there is a high probability that such instruments will produce positive total returns in any given month. To ensure that the Fund's managers do not take undue risks in their efforts to outperform their 6-month Treasury Bill benchmark, TIP imposes on them a number of restrictions (codified in the Prospectus), including maturity limits which ensure that the average duration of the Fund's holdings does not exceed 6 months. Also, while the Fund may own debt securities of all grades, not more than 5% of its total assets may be invested in securities rated below investment grade (i.e., rated below BBB by S&P or Baa by Moody's).

Performance Evaluation: The Fund is performing as planned in the following sense: its aim (admittedly modest) is to outperform its 6-month Treasury Bill benchmark net of fees. Since its inception in May 1994, the Fund's holdings have outperformed this benchmark, but the very modest expenses it incurs (about 0.35% per annum) have caused the Fund as a whole to produce approximately the same cumulative return as its benchmark (21.7%). Until the Fund's assets grow, the vendors it employs have agreed to waive fees as needed to keep the Fund's expense ratio within the bounds specified in the Prospectus.

Investment Performance (For Periods Ended December 31, 1997)

                                                   Total Return

                             Year     Cumulative since         Annualized since
                            Ended    Inception (5/31/94)     Inception (5/31/94)

TIFF Short-Term Fund         5.3%           21.7%                     5.6%
Merrill Lynch 182-Day        5.6%           21.7%                     5.6%
T-Bill








===============================================================================
TIFF Short-Term Fund / Schedule of Investments               December 31, 1997
===============================================================================


                                       Face Amount     Value+
Asset Backed Securities [62.3%]
AT&T   Universal  Card  Trust  (FRN),
Ser. 1995-1,   Class  A,  5.955%  due
8/17/00                                $1,000,000  $   999,990
Beneficial  Mortgage Corp.  FRN, Ser.
1996-1, Class A, 6.149% due 4/28/26       469,913      465,294

Champion   Home  Equity  Loan  Trust,
Ser.1997-2,  Class  A1,  6.590%
due 11/25/10                              918,430      918,054


Chase  Manhattan  Auto  Owner  Trust,
Ser. 1997-B,  Class  A2,  6.100%  due
1/17/00                                 1,000,000    1,000,830

Contimortgage   Home  Equity Trust,
6.420% due 4/15/07                        315,218      314,600

Discover  Card  Trust,  Ser.  1993-A,
Class A, 6.250% due 8/16/00               833,333      832,283

EQCC Home  Equity  Loan  Trust,  Ser.
1996-4, Class A3, 6.260% due 11/15/06   1,000,000    1,001,280

First  Chicago  Master Trust II, Ser.
1992-E, Class A, 6.250% due 8/15/99       166,666      166,313

Ford  Credit Auto Owner  Trust,  Ser.
1996-A, Class A3, 6.500% due 11/15/99   1,000,000    1,002,970

Ford Credit Auto Trust,  Ser. 1996-B,
Class A3, 6.100% due 3/15/00            1,000,000    1,000,680

Ford Credit Auto Trust,  Ser. 1997-B,
Class A2, 5.950% due 1/15/00            1,000,000      999,560

Green  Tree  Financial  Corp.,   Ser.
1997-D, Class HEA1, 5.970% due 9/15/28    713,057      713,136

Greentree   Financial   Corp.,   Ser.
1996-7, Class A1, 6.000% due 10/15/27      74,572       74,574

HCF Revolving Home Equity Loan Trust
    FRN,   Ser.   1996-2,   Class  A,
6.109% due 2/20/18                      1,083,077    1,080,023

HFC  Home  Equity   Loan  FRN,   Ser.
1992-2, Class A2, 6.485% due 10/20/07   1,074,404    1,074,888

MBNA   Master   Credit   Card  Trust,
5.400% due 9/15/00                      1,000,000      993,770

Money Store Home Equity  Trust (The),
Ser. 1996-C,   Class  A1,  6.700%  due
9/15/08                                   264,211      263,765

Nationsbank  Auto Owner  Trust,  Ser.
1996-A, Class A2, 6.125% due 7/15/99      259,907      260,017

Norwest  Auto  Trust,   Ser.  1996-A,
Class A3, 5.900% due 3/15/00            1,000,000      999,060

Olympic Auto Receivables  Trust, Ser.
1996- D, Class A2, 5.750% due 4/15/00     506,754      506,582

Olympic Auto Receivables  Trust, Ser.
1997-A, Class A2, 6.125% due 8/15/00    1,127,215    1,128,207

Pacific Gas & Electric,  Ser. 1997-1,
Class A1, 5.940% due 9/25/00            1,000,000      998,594

PBCMT,  Ser. 1994-2,  Class A, 6.130%
due 3/15/01                               892,857      893,090

Premier  Auto  Trust,   Ser.  1994-2,
Class A3,  6.350% due 5/2/00              537,919      537,930

Premier  Auto  Trust,   Ser.  1995-4,
Class A3,  5.900% due 7/6/99              192,537      192,545

Signet   Credit  Card  Master  Trust,
Ser. 1993-1, Class A, 5.200% due
 2/15/02                                1,000,000      993,920

Standard  Master Card  Master  Trust,
Ser. 1991-6,  Class  A,  7.875%  due
1/7/00                                  1,000,000    1,014,630

Standard  Master Card  Master  Trust,
Ser. 1991-3,  Class  A,  8.875%  due
9/7/99                                  1,000,000    1,014,900
                                                    -------------
Total Asset-Backed Securities                       21,441,485
                                                    -------------

     (Cost $21,457,176)



Bank Obligations [4.8%]
Bank of Boston  Nassau Time  Deposit,
4.5%, due 1/2/98                          645,000      645,000

Societe  Generale  Yankee CD,  5.710%
due 4/30/98                             1,000,000      999,518

Total Bank Obligations
                                                  -------------
     (Cost $1,644,518)                               1,644,518
                                                  -------------

                                          Face
                                         Amount      Value+
U.S. Government Agency Obligations [24.0%]
Federal  Home  Loan  Bank  5.95%  due
1/7/98                                $ 1,285,000  $ 1,283,770
Federal National Mortgage
Association 5.95% due 1/7/98            7,000,000    6,993,304

Total U.S. Government Agency Obligations
                                                  -------------
     (Cost $8,277,074)                               8,277,074
                                                  -------------


U.S. Treasury Obligations [25.3%]
U.S.   Treasury   Bill,   4.960%  due
7/2/98 #                                6,000,000    5,840,569
U.S.   Treasury   Bill,   5.020%  due
12/10/98 #                              2,500,000    2,376,260
U.S.   Treasury   Bill,   5.300%  due
1/8/98 # ++                               500,000      499,544
Total U.S. Treasury Obligations
                                                  -------------
     (Cost $8,717,004)                              8,716,373
                                                  -------------


Total Investments [116.4%]
     (Cost $40,095,772)                             40,079,450

Other assets and liabilities, net [(16.4%)]        (5,648,165)
                                                  -------------

Net Assets - 100.0%                               $34,431,285


+   See Note 2 to the Financial Statements.
++  Assets  currently  held  with a  broker
    as initial margin for financial futures contracts.

#   Interest rate represents the yield to
    maturity at the time of purchase.

FRN Floating Rate Note. Rate shown is the coupon rate in effect at December 31, 1997

     See Notes to the Financial Statements




==============================================================================
TIFF Multi-Asset Fund / Statement of Assets and Liabilities  December 31, 1997
==============================================================================



Assets
Investments in securities, at value (Cost - $413,493,211)                                               $       408,045,171
Cash                                                                                                              1,070,235
Deposit with broker for short sales                                                                               5,699,376
Receivable for securities sold                                                                                    8,728,746
Interest receivable                                                                                                 770,099
Dividends receivable                                                                                                191,235
Variation margin on financial futures contracts receivable                                                           79,703
Receivable for forward currency contracts                                                                           206,387
Deferred organizational costs                                                                                         4,552
Other assets                                                                                                        110,354
                                                                                                       ---------------------
              Total assets                                                                                      424,905,858
                                                                                                       ---------------------

Liabilities
Payable to the broker                                                                                                14,953
Payable for securities purchased                                                                                 36,410,518
Liability for securities sold short (Proceeds - $5,433,579)                                                       5,452,664
Payable for forward currency contracts                                                                              250,781
Due to custodian                                                                                                    385,660
Accrued expenses and other liabilities                                                                               73,884
                                                                                                       ---------------------
              Total liabilities                                                                                  42,588,460
                                                                                                       ---------------------


Net Assets                                                                                              $       382,317,398

                                                                                                       =====================

Shares Outstanding (authorized 500,000,000, par value $.001)                                                     32,824,782
                                                                                                       =====================

Net asset value per share                                                                               $             11.65

                                                                                                       =====================

Components of Net Assets as of December 31, 1997 were as follows:
Capital stock at par value
                                                                                                        $            32,825
Capital stock in excess of par value                                                                            389,701,009
Distributions in excess of net investment income                                                                (4,258,832)
Accumulated net realized gain on investments and short sales                                                      2,348,322
Net unrealized depreciation on investments, short sales, financial futures contracts, forward currency contracts and translation of other
assets       and liabilities denominated in foreign currencies                                                   (5,505,926)
                                                                                                       ----------------------
                                                                                                                          $
                                                                                                                382,317,398
                                                                                                       =====================

See Notes to Financial Statements
















===============================================================================
TIFF International Equity Fund / Statement of Assets and Liabilities
                                                           December 31, 1997
===============================================================================

Assets

Investments in securities, at value (Cost - $224,458,743)                                               $       246,990,641

Cash                                                                                                              2,000,028

Foreign currency (Cost - $15,285)                                                                                    19,083

Receivable for securities sold                                                                                    1,026,965

Interest receivable                                                                                                  46,202

Dividends receivable                                                                                                355,445

Receivable for forward currency contracts                                                                           260,110

Deferred organizational costs                                                                                         4,026

Other assets                                                                                                         95,034

                                                                                                       ---------------------
              Total assets                                                                                      250,797,534
                                                                                                       ---------------------

Liabilities
Payable for collateral on securities on loan                                                                      9,416,417
Payable for securities purchased                                                                                    217,713
Payable for forward currency contracts                                                                                   36

Accrued expenses and other liabilities                                                                               91,470
                                                                                                       ---------------------
              Total liabilities                                                                                   9,725,636
                                                                                                       ---------------------


Net Assets                                                                                             $        241,071,898

                                                                                                       =====================

Shares Outstanding (authorized 500,000,000, par value $.001)                                                     20,473,751
                                                                                                       =====================

Net asset value per share                                                                              $              11.77

                                                                                                       =====================

Components of Net Assets as of December 31, 1997 were as follows:

Capital stock at par value                                                                             $             20,474

Capital stock in excess of par value                                                                            219,446,054

Distributions in excess of net investment income                                                                (1,731,958)

Accumulated net realized gain on investments                                                                        549,091
Net unrealized appreciation on investments, financial futures contracts, foreign currency contracts and translation of other assets
and liabilities denominated in foreign currencies                                                                22,788,237
                                                                                                       ---------------------
                                                                                                       $        241,071,898
                                                                                                       =====================




See Notes to Financial Statements




==============================================================================
TIFF Emerging Markets Fund / Statement of Assets and Liabilities
                                                           December 31, 1997
==============================================================================


Assets
Investments in securities, at value (Cost - $97,750,954)                                                 $       89,409,247
Cash                                                                                                                  4,580
Foreign currency (Cost - $495,941)                                                                                  397,571
Receivable for securities sold                                                                                       52,608
Interest receivable                                                                                                  12,140
Dividends receivable                                                                                                887,081
Receivable for forward currency contracts                                                                               246
Deferred organizational costs                                                                                         1,763
Other assets                                                                                                         25,323
                                                                                                       ---------------------
              Total assets                                                                                       90,790,559
                                                                                                       ---------------------

Liabilities
Payable for collateral on securities on loan                                                                      3,787,835
Payable for securities purchased                                                                                  3,104,170
Payable for forward currency contracts                                                                                  508
Accrued expenses and other liabilities                                                                               62,010
                                                                                                       ---------------------
              Total liabilities                                                                                   6,954,523
                                                                                                       ---------------------


Net Assets                                                                                                    $  83,836,036

                                                                                                       =====================

Shares Outstanding (authorized 500,000,000, par value $.001)                                                     10,356,656
                                                                                                       =====================

Net asset value per share                                                                                     $        8.09

                                                                                                       =====================

Components of net assets as of December 31, 1997 were as follows:
Capital stock at par value                                                                                    $      10,357
Capital stock in excess of par value                                                                             99,959,363
Distribution in excess of net investment income                                                                 (2,594,353)
Accumulated net realized loss on investments                                                                    (5,103,858)
Net unrealized depreciation on investments, forward currency contracts and
     translation of other assets and liabilities denominated in foreign                                         (8,435,473)
currencies
                                                                                                       ---------------------
                                                                                                             $   83,836,036

                                                                                                       =====================

See Notes to Financial Statements





===============================================================================
TIFF U.S. Equity Fund / Statement of Assets and Liabilities
                                                               December 31,1997

===============================================================================



Assets
Investments in securities, at value (Cost - $209,953,146)                                               $       255,467,517
Cash                                                                                                                152,054
Receivable for securities sold                                                                                      322,357
Variation margin for financial futures contracts receivable                                                           1,953
Interest receivable                                                                                                   2,112
Dividends receivable                                                                                                243,956
Deposit with broker for short sales                                                                                 948,151
Deferred organization costs                                                                                           5,384
                                                                                                       ---------------------
              Total assets                                                                                      257,143,484
                                                                                                       ---------------------

Liabilities
Payable for securities purchased                                                                                    219,266
Liability for securities sold short (Proceeds - $2,148,199)                                                       1,077,432
Accrued expenses and other liabilities                                                                              132,835
                                                                                                       ---------------------
              Total liabilities                                                                                   1,429,533
                                                                                                       ---------------------


Net Assets                                                                                              $       255,713,951

                                                                                                       =====================

Shares Outstanding (authorized 500,000,000, par value $.001)                                                     16,328,937
                                                                                                       =====================

Net asset value per share                                                                               $             15.66

                                                                                                       =====================

Components of Net Assets as of December 31, 1997 were as follows:
Capital stock at par value                                                                              $            16,329
Capital stock in excess of par value                                                                            203,561,493
Distribution in excess of net investment income                                                                 (1,590,691)
Accumulated net realized gain on investments                                                                      7,033,532
Net unrealized appreciation on investments, financial futures
     contracts, and short sales                                                                                  46,693,288
                                                                                                       ---------------------
                                                                                                        $       255,713,951

                                                                                                       =====================


See Notes to Financial Statements





===============================================================================
TIFF Bond Fund / Statement of Assets and Liabilities
                                                            December 31,1997
===============================================================================


Assets
Investments in securities, at value (Cost - $186,689,740)                                             $         189,939,901
Cash                                                                                                                407,724
Interest receivable                                                                                               1,781,512
Dividends receivable                                                                                                 28,634
Variation margin on financial futures contracts receivable                                                            4,009
Deferred organizational costs                                                                                         2,886
                                                                                                       ---------------------
              Total assets                                                                                      192,164,666
                                                                                                       ---------------------

Liabilities
Payable for securities purchased                                                                                 18,175,240
Dividends payable from net investment income                                                                        343,057
Payable for capital stock repurchased                                                                               260,000
Accrued expenses and other liabilities                                                                               34,313
                                                                                                       ---------------------
              Total liabilities                                                                                  18,812,610
                                                                                                       ---------------------


Net Assets                                                                                             $        173,352,056

                                                                                                       =====================

Shares Outstanding (authorized 500,000,000, par value $.001)                                                     16,921,548
                                                                                                       =====================

Net asset value per share                                                                              $              10.24

                                                                                                       =====================

Components of Net Assets as of December 31, 1997 were as follows:
Capital stock at par value                                                                             $             16,922
Capital stock in excess of par value                                                                            170,261,654
Distribution in excess of net investment income                                                                   (100,419)
Accumulated net realized loss on investments                                                                       (97,165)
Net unrealized appreciation on investments and financial futures contracts                                        3,271,064
                                                                                                       ---------------------
                                                                                                        $       173,352,056

                                                                                                       =====================



See Notes to Financial Statements





===============================================================================
TIFF Short-Term Fund / Statement of Assets and Liabilities
                                                              December 31, 1997
===============================================================================



Assets
Investments in securities, at value (Cost - $40,095,772)                                                  $      40,079,450
Cash                                                                                                                483,893
Interest receivable                                                                                                 128,095
Variation margin for financial futures contracts receivable                                                           1,237
Deferred organizational costs                                                                                           724
Other assets                                                                                                          6,262
                                                                                                       ---------------------
              Total assets                                                                                       40,699,661
                                                                                                       ---------------------

Liabilities
Payable for securities purchased                                                                                  5,841,323
Payable for capital stock repurchased                                                                               380,896
Dividends payable from net investment income                                                                         41,702
Accrued expenses and other liabilities                                                                                4,455
                                                                                                       ---------------------
              Total liabilities                                                                                   6,268,376
                                                                                                       ---------------------


Net Assets                                                                                               $       34,431,285
                                                                                                       =====================

Shares Outstanding (authorized 500,000,000, par value $.001)                                                      3,459,841
                                                                                                       =====================

Net asset value per share                                                                                $             9.95

                                                                                                       =====================

Components of Net Assets as of December 31, 1997 were as follows:
Capital stock at par value                                                                               $            3,460

Capital stock in excess of par value                                                                             34,761,377
Distribution in excess of net investment income                                                                    (41,702)
Accumulated net realized loss on investments                                                                      (278,099)
Net unrealized depreciation on investments and financial
     futures contracts                                                                                             (13,751)
                                                                                                       ---------------------
                                                                                                         $       34,431,285
                                                                                                       =====================


See Notes to Financial Statements





===========================================================================
Statement of Operations
Year Ended December 31, 1997

===========================================================================

                                                               TIFF Multi-        TIFF Int'l        TIFF Emerging
                                                               Asset Fund         Equity Fund       Markets Fund




Investment income

Interest                                                       $    4,869,193           $ 739,378    $       287,207

Dividends (net of withholding taxes of $227,337 for
    Multi-Asset, $508,450 for International Equity Fund,
    and $100,719 for Emerging Markets)                              8,534,436           3,937,295          1,913,467
                                                           ----------------------------------------------------------

    Total investment income                                        13,403,629           4,676,673          2,200,674
                                                           ----------------------------------------------------------

Operating expenses

Investment advisory fees                                              668,259             359,416            131,382

Money manager fees                                                    754,921           1,826,785            720,223

Custodian fees                                                        514,386             473,863            374,962

Administration fees                                                   252,206             133,200             48,710

Shareholder recordkeeping fees                                         20,494              20,188              9,385

Professional fees                                                      87,115              71,794             54,828

Insurance expense                                                      18,755              13,954              4,765

Registration and filing fees                                           56,798              24,111             15,655

Taxes                                                                       -                   -             13,187
Amortization of organizational costs                                    1,747               4,026              2,328
Miscellaneous fees and expenses                                         6,366               3,263              2,128

                                                           ----------------------------------------------------------

    Total operating expenses                                        2,381,047           2,930,600          1,377,553
                                                           ----------------------------------------------------------

Net investment income                                              11,022,582           1,746,073            823,121

                                                           ----------------------------------------------------------

Net realized and unrealized gain (loss) on
investments, financial futures and forward currency
contracts, short sales and foreign currency related
 transactions
Net realized gain (loss) on:
     Investments                                                   15,082,527           7,226,470          4,850,359

     Short sales                                                      568,457                   -                  -

     Financial futures and options contracts                        4,302,175         (3,020,953)                  -
     Forward currency contracts and foreign currency
          related transactions                                      1,415,494           1,344,665          (151,378)
                                                           ----------------------------------------------------------
Net realized gains                                                 21,368,653           5,550,182          4,698,981
                                                           ----------------------------------------------------------

Net change in unrealized appreciation (depreciation) on:
     Investments                                                 (21,475,054)         (6,700,056)        (5,114,591)

     Short sales                                                       59,442                   -                  -

     Financial futures and options contracts                          256,879             925,689                  -


     Forward currency contracts and foreign currency
          related transactions                                      (125,370)           (254,796)            (5,747)


                                                           ----------------------------------------------------------
Net change in unrealized appreciation (depreciation)             (21,284,103)         (6,029,163)        (5,120,338)
                                                           ----------------------------------------------------------

Net realized and unrealized gain (loss)                                84,550           (478,981)          (421,357)
                                                           ----------------------------------------------------------

    Net increase in net assets resulting from operations    $      11,107,132   $       1,267,092     $      401,764

                                                           ==========================================================



See Notes to Financial Statements




=============================================================================
Statement of Operations (continued)
Year Ended December 31, 1997


==============================================================================




                                                                TIFF U.S.            TIFF            TIFF Short-
                                                               Equity Fund         Bond Fund          Term Fund




Investment income

Interest                                                      $     1,581,307       $  10,647,312   $      2,041,026

Dividends (net of withholding taxes of $11,092 for
    U.S. Equity and $1,684 for Bond Fund)                           2,955,639              98,740            290,294
                                                           ----------------------------------------------------------

    Total investment income                                         4,536,946          10,746,052          2,331,320
                                                           ----------------------------------------------------------

Operating expenses

Investment advisory fees                                              332,819             154,084             11,675

Money manager fees                                                    803,373             342,260             55,160

Custodian fees                                                        182,664             186,177             61,895

Administration fees                                                   123,362              85,660             21,735

Shareholder recordkeeping fees                                         23,074              18,256             15,162

Professional fees                                                      68,688              60,605             39,058

Insurance expense                                                      12,449               2,994              1,743

Registration and filing fees                                           22,136              10,575              5,037

Amortization of organizational costs                                    2,670               3,820              7,150
Miscellaneous fees and expenses                                         3,097               2,119                122

                                                           ----------------------------------------------------------

    Total operating expenses                                        1,574,332             866,550            218,737

    Waiver of investment advisory, money manager,
         and administration fees                                            -                   -           (37,140)
                                                           ----------------------------------------------------------

      Total expenses                                                1,574,332             866,550            181,597

                                                           ----------------------------------------------------------

Net investment income                                               2,962,614           9,879,502          2,149,723

                                                           ----------------------------------------------------------

Net realized and unrealized gain (loss) on
investments, financial futures and options contracts,
forward currency contracts, short sales and foreign
currency related transactions
Net realized gain (loss) on:
     Investments                                                   30,986,019           1,449,954          (152,026)

     Short sales                                                      (7,121)                   -                  -

     Financial futures and options contracts                        5,136,433              55,350             20,260


     Forward currency contracts and foreign currency
          related transactions                                        (6,465)                   -                  -


                                                           ----------------------------------------------------------
Net realized gains (losses)                                        36,108,866           1,505,304          (131,766)
                                                           ----------------------------------------------------------

Net change in unrealized appreciation (depreciation) on:
     Investments                                                   23,053,062           2,612,756             28,276

     Short sales                                                       80,355

     Forward currency contracts and foreign currency
          related transactions                                            111                   -                  -
     Financial futures contracts                                      (7,350)               4,569            (2,609)

                                                           ----------------------------------------------------------

Net change in unrealized appreciation (depreciation)               23,126,178           2,617,325             25,667
                                                           ----------------------------------------------------------

Net realized and unrealized gain (loss)                            59,235,044           4,122,629          (106,099)
                                                           ----------------------------------------------------------

    Net increase in net assets resulting from operations   $       62,197,658 $        14,002,131    $     2,043,624

                                                           ==========================================================



See Notes to Financial Statements




===============================================================================
Statement of Changes in Net Assets

===============================================================================

                                                             TIFF Multi-Asset Fund            TIFF International Equity Fund
                                                      --------------------------------------------------------------------------
                                                             Year              Year              Year              Year
                                                            Ended              Ended            Ended              Ended
                                                           12/31/97          12/31/96          12/31/97          12/31/96


Increase in net assets from operations:

Net investment income                                    $ 11,022,582      $ 2,569,690         $  1,746,073         $   1,777,478


Net realized gain on investments, financial
       futures and options contracts, short sales,
       forward currency contracts and foreign
       currency related transactions                       21,368,653           4,396,581           5,550,182           6,903,615

Net unrealized appreciation on investments,

       financial futures and options contracts, short
       sales, forward currency contracts and on
       translation of other assets and liabilities
       in foreign currencies                             (21,284,103)          10,923,335         (6,029,163)          19,095,824
       currency

                                                      ----------------  ------------------    ----------------   -----------------

Net increase in net assets

       resulting from operations                           11,107,132          17,889,606           1,267,092          27,776,917
                                                      ----------------  ------------------    ----------------   -----------------

Distributions:
From net investment income                                (8,869,154)         (2,730,948)         (3,052,090)         (1,558,276)


In excess of net investment income                        (4,258,832)         (1,993,303)         (1,731,958)                   -

From net realized gains                                  (19,429,947)         (5,472,828)         (5,486,586)         (4,556,393)
                                                      ----------------  ------------------    ----------------   -----------------

Decrease in net assets resulting from distributions      (32,557,933)        (10,197,079)        (10,270,634)         (6,114,669)

                                                      ----------------  ------------------    ----------------   -----------------

Capital share transactions, net (see Appendix D)          185,523,998         117,921,971          30,617,333          42,374,081

                                                      ----------------  ------------------    ----------------   -----------------

Total increase in net assets                              164,073,197         125,614,498          21,613,791          64,036,329


Net assets


       Beginning of period                                218,244,201          92,629,703         219,458,107         155,421,778
                                                      ----------------  ------------------    ----------------   -----------------

       End of period                                     $382,317,398     $   218,244,201       $ 241,071,898       $ 219,458,107
                                                      ================  ==================    ================   =================

Distributions in excess of net investment income       $  (4,258,832)     $   (2,103,517)        $ (1,731,958)        $  (76,141)



See Notes to the Financial Statements




==============================================================================
Statement of Changes in Net Assets
(continued)

==============================================================================


                                                         TIFF Emerging Markets Fund               TIFF U.S. Equity Fund
                                                    ----------------------------------------------------------------------------
                                                           Year               Year               Year               Year
                                                          Ended              Ended               Ended              Ended
                                                         12/31/97           12/31/96           12/31/97           12/31/96


Increase in net assets from operations:

Net investment income                                    $   823,121         $   48,533       $   2,962,614     $    1,997,005


Net realized gain on investments, financial
      futures and options contracts, short sales,
      forward currency contracts and
      foreign currency related transactions                4,698,981            284,282          36,108,866         16,177,725

Net unrealized appreciation (depreciation) on
      investments, financial futures and options
      contracts, short sales, forward currency
      contracts and on translation of other assets
      and liabilities in foreign currencies              (5,120,338)          (639,272)          23,126,178          9,670,501
                                                     ----------------    ---------------    ----------------   ----------------

Net increase (decrease) in net assets

      resulting from operations                              401,764          (306,457)          62,197,658         27,845,231
                                                     ----------------    ---------------    ----------------   ----------------

Distributions:

From net investment income                               (2,295,047)           (48,533)         (5,880,407)        (1,833,750)


In excess of net investment income                       (2,594,353)          (405,752)         (1,590,691)        (1,124,568)


Net realized gains                                                 -                  -        (29,924,738)       (12,595,655)
                                                     ----------------    ---------------    ----------------   ----------------

Decrease in net assets resulting from distributions      (4,889,400)          (454,285)        (37,395,836)       (15,553,973)

                                                     ----------------    ---------------    ----------------   ----------------

Capital share transactions, net (see Appendix D)         (1,412,129)         31,010,927          54,115,616         54,604,505

                                                     ----------------    ---------------    ----------------   ----------------

Total increase (decrease) in net assets                  (5,899,765)         30,250,185          78,917,438         66,895,763


Net assets


      Beginning of period                                 89,735,801         59,485,616         176,796,513        109,900,750
                                                     ----------------    ---------------    ----------------   ----------------

      End of period                                    $  83,836,036      $  89,735,801       $ 255,713,951       $176,796,513

                                                     ================    ===============  ==================   ================

Distributions in excess of net investment income       $ (2,594,353)      $   (735,421)       $  (1,590,691)      $ (1,123,603)




See Notes to the Financial Statements




==============================================================================
Statement of Changes in Net Assets (concluded)


==============================================================================


                                                               TIFF Bond Fund                     TIFF Short-Term Fund
                                                    ----------------------------------------------------------------------------
                                                           Year               Year               Year               Year
                                                          Ended              Ended               Ended              Ended
                                                         12/31/97           12/31/96           12/31/97           12/31/96


Increase in net assets from operations

Net investment income                           $        9,879,502     $    7,076,481      $  2,149,723            $   4,421,745


Net realized gain (loss) on investments, financial
      futures and options contracts, and foreign
      currency related transactions                        1,505,304           (201,395)           (131,766)           (142,379)

Net unrealized appreciation (depreciation) on

      investments, financial futures and options
      contracts and on translation of other assets
      and liabilities in foreign currencies                2,617,325         (2,515,487)              25,667            (22,187)
                                                     ----------------    ----------------    ----------------   -----------------

Net increase in net assets resulting from

      operations                                          14,002,131           4,359,599           2,043,624           4,257,179
                                                     ----------------    ----------------    ----------------   -----------------

Distributions:

From net investment income                               (9,789,136)         (7,076,481)         (2,153,026)         (4,397,643)


In excess of net investment income                         (100,419)            (46,711)            (41,702)            (39,033)


From net realized gains                                  (1,323,191)                  -                    -                   -
                                                     ----------------    ---------------    -----------------    ----------------

Decrease in net assets resulting from distributions     (11,212,746)         (7,123,192)         (2,194,728)         (4,436,676)

                                                     ----------------    ----------------    ----------------   -----------------

Capital share transactions, net (see Appendix D)          43,071,571          39,183,037        (28,887,861)        (32,930,172)

                                                     ----------------    ----------------    ----------------   -----------------

Total increase (decrease) in net assets                   45,860,956          36,419,444        (29,038,965)        (33,109,669)


Net assets


      Beginning of period                                127,491,100          91,071,656          63,470,250          96,579,919
                                                     ----------------    ----------------    ----------------   -----------------

      End of period                                    $ 173,352,056      $  127,491,100      $   34,431,285         $63,470,250
                                                     ================    ================    ================   =================

(Distributions in excess of) / Undistributed net
 investment income                                       $  (100,419)     $       38,756      $      (41,702)        $   (36,365)




See Notes to the Financial Statements




==============================================================================
TIFF Multi-Asset Fund / Financial Highlights

===============================================================================

                                                                             Year               Year              Period
For a share outstanding                                                      Ended             Ended           from 3/31/95*
throughout each period                                                     12/31/97           12/31/96          to 12/31/95




Net asset value, beginning of period                                            $12.08              $11.13             $10.00

                                                                       ----------------    ----------------   ----------------

Income from investment operations

Net investment income                                                             0.44                0.17               0.26


Net realized and unrealized gain on investments,
financial futures and options contracts, short sales,
forward currency contracts and foreign
currency-related transactions                                                     0.21                1.45               1.14
                                                                       ----------------    ----------------   ----------------

      Total from investment operations                                            0.65                1.62               1.40
                                                                       ----------------    ----------------   ----------------

Less distributions from:

Net investment income                                                           (0.30)              (0.18)             (0.24)


Amounts in excess of net investment income                                      (0.15)              (0.13)                  -

Net realized gains                                                              (0.63)              (0.36)             (0.03)
                                                                       ----------------    ----------------   ----------------

Total distributions                                                             (1.08)              (0.67)             (0.27)

                                                                       ----------------    ----------------   ----------------

Net asset value, end of period                                                  $11.65              $12.08             $11.13

                                                                       ================    ================   ================

Total return (d)                                                                 5.51%              14.72%             13.87% (b)


Ratios/supplemental data

Net assets, end of period (000s)                                              $382,317            $218,244            $92,630


Ratio of expenses to average net assets                                          0.72%               1.03%              0.80% (a)


Ratio of net investment income to average net
assets                                                                           3.30%               1.99%              4.00% (a)

Portfolio turnover                                                             181.51%            100.66 %             97.35% (b)

Average commission rate per share (c)                                          $0.0132             $0.0145                n/a




(a)   Annualized.
(b)   Not annualized.
(c) Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions were charged. This disclosure is required by the SEC beginning in 1996.
(d) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees.
n/a  Not applicable.
*     Commencement of Operations.

See Notes to the Financial Statements





==============================================================================
TIFF International Equity Fund / Financial Highlights


==============================================================================


                                                           Year              Year               Year              Period
For a share outstanding                                   Ended              Ended             Ended          from 5/31/94 *
       throughout each period                            12/31/97          12/31/96           12/31/95          to 12/31/94




Net asset value, beginning of period                         $12.19            $10.82               $9.98              $10.00

                                                    ----------------  ----------------    ----------------    ----------------

Income from investment operations

Net investment income                                          0.17              0.10                0.15                0.05


Net realized and unrealized gain on investments,
financial futures and options contracts, forward
currency contracts and foreign currency-related
transactions                                                 (0.06)              1.62                0.83                0.06
                                                    ----------------  ----------------    ----------------    ----------------

      Total from investment operations                         0.11              1.72                0.98                0.11
                                                    ----------------  ----------------    ----------------    ----------------

Less distributions from:

Net investment income                                        (0.16)            (0.09)              (0.14)              (0.04)


Amounts in excess of net investment income                   (0.09)                 -                   -              (0.01)

Net realized gains                                          (0.28)             (0.26)                   -                  -


Amounts in excess of net realized gains                           -                 -                   -              (0.08)
                                                    ----------------  ----------------    ----------------    ----------------

Total distributions                                          (0.53)            (0.35)              (0.14)              (0.13)

                                                    ----------------  ----------------    ----------------    ----------------

Net asset value, end of period                               $11.77            $12.19              $10.82               $9.98

                                                    ================  ================    ================    ================

Total return (e)                                              0.91%            15.94%               9.85%               0.98% (b)(c)


Ratios/supplemental data

Net assets, end of period (000s)                           $241,072          $219,458            $155,422             $89,309


Ratio of expenses to average net assets                       1.21%             1.11%               1.05%               1.08% (a)


Ratio of expenses to average net assets before

expense waivers                                               1.21%             1.11%               1.05%               1.27% (a)

Ratio of net investment income to average net
assets                                                        0.72%             0.91%               1.48%               0.95% (a)

Portfolio turnover                                           25.55%           32.40 %              32.91%              14.71% (b)



Average commission rate per share (d)                       $0.0070           $0.0095                 n/a                 n/a




(a)   Annualized.
(b)   Not annualized.
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
(d) Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions were charged. This disclosure is required by the SEC beginning in 1996.
(e) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees.
*     Commencement of Operations.
n/a   Not applicable.

See Notes to the Financial Statements



==============================================================================
TIFF Emerging Markets Fund / Financial Highlights


==============================================================================


                                                           Year                Year               Year             Period
For a share outstanding                                    Ended              Ended              Ended         from 5/31/94 *
throughout each period                                   12/31/97            12/31/96           12/31/95         to 12/31/94



Net asset value, beginning of period                           $8.63              $8.45                $9.24             $10.00
                                                     ----------------    ---------------     ----------------   ----------------

Income from investment operations

Net investment income                                           0.33               0.01                    -               0.01


Net realized and unrealized gain (loss) on
investments, forward currency contracts and
foreign currency-related transactions                         (0.36)               0.21               (0.79)             (0.71)
                                                     ----------------    ---------------     ----------------   ----------------

      Total from investment operations                        (0.03)               0.22               (0.79)             (0.70)
                                                     ----------------    ---------------     ----------------   ----------------

Less distributions from:

Net investment income                                         (0.24)             (0.04)               (0.00) #           (0.01)


Amounts in excess of net investment income                    (0.27)             (0.00) #             (0.00) #                -


   Net realized gains                                              -             (0.00) #                  -                  -

Amounts in excess of net realized gains                            -                  -               (0.00) #           (0.05)
                                                     ----------------    ---------------     ----------------   ----------------

      Total distributions                                     (0.51)             (0.04)               (0.00) #           (0.06)

                                                     ----------------    ---------------     ----------------   ----------------

Net asset value, end of period                                 $8.09              $8.63                $8.45              $9.24

                                                     ================    ===============     ================   ================

Total return (e)                                             (0.40%)              2.51%              (8.39%)         (6.97%) (b)(c)


Ratios/supplemental data

Net assets, end of period (000s)                             $83,836            $89,736              $59,486            $50,032


Ratio of expenses to average net assets                        1.56%              1.62%                2.35%              1.83% (a)


Ratio of expenses to average net assets before

expense waivers                                                1.56%              1.62%                2.35%              2.25% (a)

Ratio of net investment income to average net
assets                                                         0.95%              0.06%              (0.15%)              0.40% (a)

Portfolio turnover                                            72.23%            79.96 %              104.30%             26.37% (b)



Average commission rate per share (d)                        $0.0013            $0.0095                  n/a                n/a





a)  Annualized.
(b)  Not annualized.
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
(d) Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions were charged. This disclosure is required by the SEC beginning in 1996.
(e) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees.
n/a  Not applicable.
#    Rounds to less than $0.01.
*    Commencement of Operations.

See Notes to the Financial Statements




==============================================================================
TIFF U.S. Equity Fund / Financial Highlights


==============================================================================



                                                           Year              Year               Year              Period
For a share outstanding                                   Ended              Ended             Ended          from 5/31/94 *
throughout each period                                   12/31/97          12/31/96           12/31/95          to 12/31/94




Net asset value, beginning of period                          $13.74             $12.36               $10.02             $10.00

                                                     ----------------    ---------------     ----------------   ----------------

Income from investment operations

Net investment income                                           0.50               0.20                 0.20               0.15


Net realized and unrealized gain on investments,

financial futures and options contracts, short
sales,
and foreign currency-related transactions                       3.94               2.52                 3.37               0.19
                                                     ----------------    ---------------     ----------------   ----------------

      Total from investment operations                          4.44               2.72                 3.57               0.34
                                                     ----------------    ---------------     ----------------   ----------------

Less distributions from:

Net investment income                                         (0.40)             (0.17)               (0.22)             (0.15)


Amounts in excess of net investment income                    (0.11)             (0.10)                    -             (0.00) #


  Net realized gains                                          (2.01)             (1.07)               (1.01)             (0.01)

Amounts in excess of net realized gains                            -                  -                    -             (0.16)
                                                     ----------------    ---------------     ----------------   ----------------

      Total distributions                                     (2.52)             (1.34)               (1.23)             (0.32)

                                                     ----------------    ---------------     ----------------   ----------------

Net asset value, end of period                                $15.66             $13.74               $12.36             $10.02

                                                     ================    ===============     ================   ================

  Total return (e)                                            33.01%             21.91%               36.02%           3.49% (b)(c)


Ratios/supplemental data

Net assets, end of period (000s)                            $255,714           $176,797             $109,901            $58,173


Ratio of expenses to average net assets                        0.70%              0.82%                0.93%              0.85% (a)


Ratio of expenses to average net assets before

expense waivers                                                0.70%              0.82%                0.93%              1.06% (a)

Ratio of net investment income to average net
assets                                                         1.34%              1.41%                1.67%              2.52% (a)

Portfolio turnover                                           108.52%           105.18 %              109.89%             44.59% (b)



Average commission rate per share (d)                        $0.0301            $0.0275                  n/a                n/a



(a)  Annualized.
(b)  Not annualized.
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
(d) Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions were charged. This disclosure is required by the SEC beginning in 1996.
(e) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees.
n/a  Not applicable.
#     Rounds to less than $0.01.
*     Commencement of Operations.

See Notes to the Financial Statements




===============================================================================
TIFF Bond Fund / Financial Highlights

===============================================================================

                                                           Year              Year               Year              Period
For a share outstanding                                   Ended              Ended             Ended          from 5/31/94 *
throughout each period                                   12/31/97          12/31/96           12/31/95          to 12/31/94




Net asset value, beginning of period                          $10.06             $10.33                $9.68             $10.00

                                                     ----------------    ---------------     ----------------   ----------------

Income from investment operations

Net investment income                                           0.64               0.67                 0.67               0.36


Net realized and unrealized gain (loss) on

investments, financial futures and options
contracts,
forward currency contracts and foreign
currency-related transactions                                   0.27             (0.27)                 1.01             (0.32)
                                                     ----------------    ---------------     ----------------   ----------------

      Total from investment operations                          0.91               0.40                 1.68               0.04
                                                     ----------------    ---------------     ----------------   ----------------

Less distributions from:

Net investment income                                         (0.64)             (0.67)               (0.66)             (0.36)


Amounts in excess of net investment income                    (0.01)             (0.00) #             (0.01)             (0.00) #

 Net realized gains                                           (0.08)                  -               (0.36)                  -

                                                     ----------------    ---------------     ----------------   ----------------


      Total distributions                                     (0.73)             (0.67)               (1.03)             (0.36)

                                                     ----------------    ---------------     ----------------   ----------------

Net asset value, end of period                                $10.24             $10.06               $10.33              $9.68

                                                     ================    ===============     ================   ================

Total return (d)                                               9.35%              3.75%               18.07%           0.46% (b)(c)


Ratios/supplemental data

Net assets, end of period (000s)                            $173,352           $127,491              $91,072            $79,671


Ratio of expenses to average net assets                        0.56%              0.58%                0.96%              0.62% (a)


Ratio of expenses to average net assets before

expense waivers                                                0.56%              0.58%                0.96%              0.94% (a)

Ratio of net investment income to average net
assets                                                         6.41%              6.64%                6.34%              6.37% (a)

Portfolio turnover                                           398.16%           332.21 %              406.24%            162.06% (b)





(a)  Annualized.
(b)  Not annualized.
(c)  Total return would have been lower had certain expenses not been waived or reimbursed.
(d) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees.
#    Rounds to less than $0.01.
*    Commencement of Operations.

See Notes to the Financial Statements


===============================================================================
TIFF Short-Term Fund / Financial Highlights

===============================================================================


                                                           Year              Year               Year              Period
For a share outstanding                                   Ended              Ended             Ended          from 5/31/94 *
throughout each period                                   12/31/97          12/31/96           12/31/95          to 12/31/94




Net asset value, beginning of period                           $9.99             $10.01               $10.00             $10.00

                                                     ----------------    ---------------     ----------------   ----------------

Income from investment operations

Net investment income                                           0.54               0.54                 0.58               0.28


Net realized and unrealized gain (loss) on investments

and financial futures and options contracts                   (0.02)             (0.02)                 0.05               0.02
                                                     ----------------    ---------------     ----------------   ----------------

      Total from investment operations                          0.52               0.52                 0.63               0.30
                                                     ----------------    ---------------     ----------------   ----------------

Less distributions from:

Net investment income                                         (0.55)             (0.54)               (0.58)             (0.28)


Amounts in excess of net investment income                    (0.01)             (0.00) #             (0.00) #           (0.00) #


Net realized gains                                                 -                  -               (0.04)             (0.01)

Amounts in excess of net realized gains                            -                  -               (0.00) #           (0.01)
                                                     ----------------    ---------------     ----------------   ----------------

      Total distributions                                     (0.56)             (0.54)               (0.62)             (0.30)

                                                     ----------------    ---------------     ----------------   ----------------

Net asset value, end of period                                 $9.95              $9.99               $10.01             $10.00

                                                     ================    ===============     ================   ================

Total return (c)                                               5.30%              5.28%                6.43%              3.10% (b)


Ratios/supplemental data

Net assets, end of period (000s)                             $34,431            $63,470             $ 96,580            $34,283


Ratio of expenses to average net assets                        0.47%              0.36%                0.42%              0.40% (a)


Ratio of expenses to average net assets before

expense waivers                                                0.56%              0.47%                0.54%              1.72% (a)

Ratio of net investment income to average net
assets                                                         5.53%              5.35%                5.67%              4.98% (a)




(a)  Annualized.
(b)  Not annualized.
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
#     Rounds to less than $0.01.
*     Commencement of Operations.

See Notes to the Financial Statements




==============================================================================
Notes to Financial
Statements
December 31, 1997
==============================================================================




1. Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has six active Funds: TIFF Multi-Asset Fund ("Multi-Asset"), TIFF International Equity Fund ("International Equity"),
TIFF Emerging Markets Fund ("Emerging Markets"), TIFF U.S. Equity Fund ("U.S. Equity"), TIFF Bond Fund ("Bond"), and TIFF Short-Term Fund ("Short-Term").

Investment Objectives


----------------------------------- ----------------------------------------------------------------------------------------
Fund                                                       Investment Objective
----------------------------------- ----------------------------------------------------------------------------------------
Multi-Asset                         Provide a growing  stream of  current  income and  appreciation  of principal that at least offsets inflation.

International                       Provide a growing  stream of  current  income and  appreciation  of
Equity                              principal  that at least  offsets  inflation by investing in common stocks of companies domiciled in at least ten different countries.

Emerging                            Provide  appreciation of principal that at least offsets  inflation
Markets                             by  investing in common  stocks of companies  domiciled in emerging market countries.

U.S. Equity                         Provide a growing  stream of  current  income and  appreciation  of principal  that at least  offsets  inflation by investing in common stocks of U.S. domiciled companies.

Bond                                Provide:  (1) a hedge  against  deflation;  and (2) a high  rate of
                                    current  income,   subject  to  restrictions   designed  to  ensure
                                    liquidity and control exposure to interest rate and credit risk.

Short-Term                          Provide a high rate of  current  income,  subject  to  restrictions designed to control share price volatility.



2. Summary of Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation of Investments

Securities  listed on a  securities  exchange  for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Time deposits, repurchase agreements and reverse repurchase agreements are generally valued at their cost plus accrued interest. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase was greater than 60 days. Options and future contracts are valued at the last quoted bid price, except that open future sales contracts are valued using the closing settlement price or, in the absence of such price, the most recently quoted asked price. Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting the contracts.

Certain funds invest in limited partnerships formed for the purpose of earning returns from alternative investment strategies. Investments in limited partnerships held by the Funds are presented, under procedures established by TIP's
Board of Directors, at estimated values, which generally represent the respective Fund's proportionate share of the net assets of the investee partnerships as reported by them. These values are not necessarily indicative of the value the Funds would receive in a current sale. The Fund's proportionate share of the change in values of the investee partnerships is recorded as change in unrealized appreciation (depreciation) on investments in its statement of operations. Investments in other open-ended funds or trusts are valued at their closing net asset value per share on valuation date which is their redeemable value.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by TIP's Board of Directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. At December 31, 1997, the aggregate amount of securities fair valued were as follows:


         ---------------------- ----------------------------------- -------------------------
         Fund                                 Amount                    % of Net Assets
         ---------------------- ----------------------------------- -------------------------

         Multi-Asset                          $   68,595,485                 18.0%
         U.S. Equity                               8,133,120                  3.2%
         International Equity                     28,827,231                 12.0%
         Emerging Markets                         13,771,194                 16.4%


Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed). Interest income and expenses are recorded on an accrual basis. The Funds accrete discount or amortize premium using the yield-to-maturity method on a daily basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Funds, using reasonable diligence, become aware of such dividends. The Funds use the specific identification method for determining realized gain
or  loss  on  sales  of   securities   and  foreign   currency
transactions.

Income Taxes

There is no provision for Federal income or excise tax since each Fund has elected to be taxed as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of its taxable income. Net realized losses attributable to security transactions and foreign currency transactions after October 31 are treated as arising on the first day of a Fund's next fiscal year if so elected by the Fund. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation. The Funds accrue such taxes, as applicable, as a reduction from the related income, as and when such income is earned.

Expenses

Expenses directly attributable to a Fund are charged to that Fund's operations; expenses that are applicable to all Funds are allocated among them based on their relative average daily net assets. The costs incurred by TIP in connection with the organization and initial registration of shares are being amortized on a straight-line basis over a sixty-month period.

Dividends to Shareholders

It is the policy of all Funds to declare dividends according to the following schedule:


---------------------- -------------------------------- ----------------------------------
                             Dividends from Net
Fund                          Investment Income            Capital Gains Distributions
---------------------- -------------------------------- ----------------------------------

Multi-Asset                     Semi-annually                       Annually
International Equity            Semi-annually                       Annually
Emerging Markets                  Annually                          Annually
U.S. Equity                       Quarterly                         Annually
Bond                                Daily                           Annually
Short-Term                          Daily                           Annually





Dividends from net short-term capital gains and net long-term capital gains of each Fund, if any, are normally declared and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized gain on investments. To the extent they exceed net investment income or net realized gains for tax purposes, they are reported as distributions of capital stock in excess of par value.

During the year ended December 31, 1997,  the following  Funds
reclassified   amounts   arising  from   permanent   book  tax
differences:





                              Undistributed/(Distribution                                     Capital Stock in
                             in Excess) of Net Investment     Accumulated Net Realized          Excess of Par
        Fund                                  Income                   Gain/(Loss)                     Value



        Multi-Asset               $            (49,911)          $        50,573                 $        (662)
        International Equity                   1,382,158             (1,377,478)                        (4,680)
        Emerging Markets                       2,207,347             (2,205,019)                        (2,328)
        U.S. Equity                            4,041,396             (4,037,999)                        (3,397)
        Bond                                   (129,122)                 132,942                        (3,820)
        Short-Term                                39,668                   4,451                       (44,119)




Net income and net assets of the Funds were not affected by the above reclassifications.

Foreign Currency Translation

The books and  records  of the Funds are  maintained  in U.S.
dollars.  Foreign  currency  amounts are translated into U.S.
dollars on the following basis:

(i) the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date; and

(ii)      purchases  and  sales  of  investments,  income  and
     expenses   are   translated   at  the  rate  of  exchange
     prevailing on the respective dates of such transactions.

The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

Net realized gains and losses on foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.




Forward Currency Contracts

The  Funds  may  enter  into  forward  currency  contracts  in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market  daily  and the  change  in  value is  recorded  by the
Funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery, the Funds record a realized gain or loss on foreign currency related transactions equal to the difference between the value of the contract at the contract value and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Appendix B to the Notes to the  Financial  Statements  details
each  Fund's   outstanding   forward  currency   contracts  at
December 31, 1997.

Financial Futures Contracts

The Funds are engaged in trading financial futures contracts. The Funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5-10% of the contract amount.

Each Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts tend to increase or decrease the Funds' exposure to the underlying instrument or hedge other Fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

At December 31, 1997, the Funds held assets with a broker as initial margin for financial futures:

----------------------------------------------------------- -------------------
                                                                 Segregated
Fund                                                               Assets
----------------------------------------------------------- -------------------

Multi-Asset                                                  $           945,701
International Equity                                                   1,742,009
U.S. Equity                                                              741,814
Bond                                                                      63,742
Short-Term                                                               499,544

Appendix C of the Notes to the Financial Statements details each Fund's open futures contracts at December 31, 1997.

Short Selling

The Funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The
Fund will generally borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the Fund records the proceeds as a Deposit with Broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the Fund's broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the Fund. When a closing purchase is entered into by the Fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.


The Fund, in "short selling," sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the Fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the Fund may be unable to repurchase securities to close its short position except at prices above those previously quoted in the market.

Options

When a Fund purchases an option, an amount equal to the premium paid by the Fund is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the Fund realizes a loss in the amount of the premium originally paid. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the Fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from  such  sale  are  decreased  by  the  premium  originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the Fund realizes a gain in the amount of the premium received. If the Fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the Fund is reduced by the premium received. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

Each Fund may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts tend to increase or decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.

3. Investment Advisory Agreement and Money Manager Agreements

TIP's Board of Directors has approved investment advisory agreements with Foundation Advisers, Inc. ("FAI"). Each Fund pays FAI a maximum monthly fee calculated by applying the following annual rates to such Fund's average daily net assets for the month:



                                      Multi-         Int'l         Emerging        U.S.                          Short-
Assets                                Asset          Equity        Markets         Equity           Bond         Term

On the first $500 million             0.20 %         0.15 %        0.15 %          0.15 %           0.10 %       0.03 %
On the next $500 million              0.18 %         0.13 %        0.13 %          0.13 %           0.08 %       0.03 %
On the next $500 million              0.15 %         0.11 %        0.11 %          0.11 %           0.06 %       0.02 %
On the next $500 million              0.13 %         0.09 %        0.09 %          0.09 %           0.05 %       0.02 %
On the next $500 million              0.11 %         0.07 %        0.07 %          0.07 %           0.04 %       0.01 %
On the remainder
(> $2.5 billion)                      0.09 %         0.05 %        0.05 %          0.05 %           0.03 %       0.01 %


TIP's  Board  of   Directors   has  approved   Money   Manager
agreements with each of the Money Managers. Money Managers will receive annual management fees equal to a stated percentage of the value of Fund assets under management that is adjusted upwards or downwards, proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Certain Money Managers, however, will receive management fees equal to a flat percentage per annum of assets under management with a single rate or on a descending scale.

Appendix A to the Notes to the Financial Statements identifies Money Managers who provide services to the Funds and the minimum, maximum effective fee rates applicable during the year ended December 31, 1997. Unless otherwise indicated, the management fee received by a Money Manager varies based on the Money Manager's investment performance.

Pursuant   to  an   Administration   Agreement,   AMT  Capital
Services, two employees of which serve as officers of TIP, earn a fee for providing fund administration services to TIP according to the following schedule: 0.07% of the first $300 million of the average daily net assets of TIP, 0.05% of the next $2.7 billion, 0.04% of the next $2.0 billion, and 0.03% of the average daily net assets over $5.0 billion. In addition, TIP has agreed to pay AMT Capital an incentive fee not to exceed 0.02% of average daily net assets for reducing the expense ratio of one or more Funds of TIP below certain levels specified for each Fund.

During the year ended  December 31, 1997,  the adviser  waived
$11,675,  the  Fund's  Administrator  waived  $3,315,  and the
Fund's  Money   Manager   waived   $22,150  in  fees  for  the
Short-Term Fund.

4. Investment Transactions

Purchase   cost  and   proceeds   from  sales  of   investment
securities,   other  than  short-term  investments,   for  the
period from January 1, 1997 to December 31, 1997 were as follows:


                             Purchases             Purchases              Sales                  Sales
Fund                         U.S. Government       Other Securities       U.S. Government        Other Securities

Multi-Asset                 $143,473,271     $    596,604,997       $     137,345,767      $     404,312,367
International Equity         -                     83,894,386             -                      57,925,064
Emerging Markets             -                     59,613,432             -                      66,691,457
U.S. Equity                  -                     242,195,275            -                      206,772,511
Bond                         148,036,612           411,136,922            143,120,529            370,376,822
Short-Term                   270,846,453           682,732,742            270,902,286            701,302,417



For Federal income tax purposes, the cost of securities owned at December 31, 1997 was substantially the same as for financial reporting purposes. Accordingly, the aggregate gross unrealized appreciation and depreciation and the net unrealized appreciation/(depreciation) on securities owned and securities sold short at December 31, 1997 for each Fund are as follows:



Fund                           Gross Appreciation        Gross Depreciation        Net Unrealized
                                                                                    Appreciation/
                                                                                   (Depreciation)


Multi-Asset       $             31,052,176  $             (36,519,301          $       ,467,125)
International Equity            49,984,776                (27,452,878)                22,531,898
Emerging Markets                 8,339,060                (16,680,767)               (8,341,707)
U.S. Equity                     51,087,705                 (4,502,567)                46,585,138
Bond                             3,684,431                   (434,270)                 3,250,161
Short-Term                          20,769                    (37,091)                  (16,322)




At December 31, 1997, the approximate amounts of available realized capital losses to offset future net capital gains through the dates indicated available to the Funds is as follows:

        Fund                              Amount                Expiration Date

        Emerging Markets      $           4,500,000          December 31, 2003
        Short-Term                          264,000          December 31, 2005

During  the year  ended  December  31,  1997,  the  Bond  Fund utilized  approximately  $338,000  and  the  Emerging  Markets
Fund  utilized   approximately   $2,500,000  of  capital  loss
carryovers from prior years.

5. Repurchase and Reverse Repurchase Agreements

Each Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to a Fund and repurchase such securities from such Fund at a mutually agreed upon price and date.

Each Fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases U.S. Government securities from a Fund and such Fund agrees to repurchase the securities at an agreed upon price and date.

Each Fund will engage in repurchase and reverse repurchase transactions with parties approved by the Fund's board of directors on the basis of such party's creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. The Funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6. Capital Share Transactions

As of December 31, 1997, each Fund has 500,000,000 shares of $0.001 par value capital stock authorized. The Funds may charge entrance or exit fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, the U.S. Equity Fund assesses entry and exit fees of 0.25% of capital invested or redeemed; the Multi-Asset and International Equity Funds assess entry and exit fees of 0.75%; and the Emerging Markets Fund assesses entry and exit fees of 1.00%. These fees, which are paid to the Funds directly, not to FAI or other vendors supplying services to the Funds, are designed to allocate transactions costs associated with purchases and redemptions of Fund's shares. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at FAI's discretion when the purchase or redemption will not result in significant transaction costs for the affected Fund (e.g., for transactions involving in-kind purchases and redemptions. Such fees are retained by the Funds and included in proceeds from shares sold or deducted from distributions for redemptions. Transactions in capital stock are listed in Appendix D to the Notes to the Financial Statements.

7.  Securities Lending

The Funds may lend portfolio securities to qualified borrowers. The terms of the lending agreements require that loans are secured at all times by cash or U.S. government securities in an amount greater than 102% of the market value of the securities loaned (105% in case of foreign securities), plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Funds' custodian acts as the lending agent. If cash collateral is received, the lending agent invests the amounts received in short-term securities and cash equivalents on behalf of the Fund. At December 31, 1997, the Funds with securities on loan received cash as collateral which was subsequently invested in cash equivalents. Any income earned on such investments in excess of agency fees and of a predetermined rebate to the borrowers is earned by the Funds and is recorded by the Funds as interest income.

As of December 31, 1997, the value of the securities loaned and the amount of cash collateral received with respect to such loans were as follows:

--------------------------------- --------------------- -----------------------
                                       Value of Loaned             Cash
Fund                                     Securities         Collateral Received
--------------------------------- --------------------- ----------------------

International Equity                     $ 7,916,442               $ 9,416,417
Emerging Markets                              3,663,853              3,787,835

8.  Delayed Delivery Transactions

The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds identify in their records securities as segregated with a value at least equal to the amount of the purchase commitment.

Bond Fund enters into "TBA" (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of Investments" above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the Fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Fund's Money Manager deems it appropriate to do so.

Bond Fund enters into TBA sale commitments to hedge its portfolio or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of Investments" above. The contract is marked to market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

9.  Concentration of Risks

The Bond, Short-Term and Multi-Asset Funds invest in fixed income securities issued by banks and other financial companies the market values of which may change in response to interest rate changes. Although, the Bond, Short-Term and Multi-Asset Funds generally maintain diversified portfolios, the ability of the issuers of the respective
Fund's portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state or region.

The International Equity and Emerging Markets Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. While the Funds' investment in emerging markets debt is limited, the yields of these obligations reflect perceived credit risk.


10.   Principal Members

The  schedule  below  shows the number of Members  each owning
10% or more of a Fund and the total percentage of the Fund held by such Members.

Fund                                      Number                 % of Fund Held

International Equity Fund                 2                      40
Emerging Markets Fund                     3                      53
U.S. Equity Fund                          2                      27
Bond Fund                                 1                      15
Short-Term Fund                           1                      28




                                             Appendix A

                               Money Manager Fee as Percent of Assets Managed
                                   for the Year Ended December 31, 1997

                                                                                                          Effective
                                                                    Minimum          Maximum              Fee Rate (c)
     TIFF Multi-Asset Fund
     Bee & Associates, Inc.                                        0.15             2.00                  0.28
     Grantham, Mayo, Van Otterloo & Co.                            0.30             1.00                  0.00 (d)
     Harding, Loevner Management, L.P.                             0.10             1.50                  0.13 ***
     Seix Investment Advisors, Inc.                                0.10             0.80                  0.12 ***
     Standard Pacific Capital LLC                                  0.15             2.00                  0.51
     Wellington Management Company LLP                            0.45*             0.45                  0.45

     TIFF International Equity Fund
     Bee & Associates, Inc.                                        0.15             2.00                  2.35 (a)
     Delaware International Advisers, Ltd.                        0.30*             0.50                  0.50
     Harding, Loevner Management, L.P.                             0.10             1.50                  0.58
     Marathon Asset Management, Ltd.                               0.15             1.60                  0.53
     Mercury Asset Management International, Ltd.                0.50**             0.50                  0.50

     TIFF Emerging Markets Fund
     Emerging Markets Management                                   0.40             3.00                  1.30
     Lazard Freres Asset Management                              0.50**             0.50                  0.50

     TIFF U.S. Equity Fund
     Martingale Asset Management, L.P.                            0.05*             0.10                  0.09
     Palo Alto Investors                                           0.10             2.00                  0.10
     Shapiro Capital Management                                    0.50             0.95                  0.52 ***
     Westport Asset Management, Inc.                               0.15             2.00                  1.40

     TIFF Bond Fund
     Atlantic Asset Management Partners, L.L.C.                    0.10             0.60                  0.10
     Seix Investment Advisors, Inc.                                0.10             0.80                  0.43
     Smith Breeden Associates, Inc.                                0.10             0.85                  0.13

     TIFF Short-Term Fund
     Fischer Francis Trees & Watts, Inc.                          0.15*             0.20                  0.08 (b)



         *        Money Manager receives a fee that does not include performance component.
         **       Money Manager  receives a straight  asset-based  fee
                  regardless of the amount of assets  managed for TIP
                  (i.e., there are neither "breakpoints" in the fee agreement nor a performance component).
         ***      Annualized.

         (a) Rate includes a 1996 performance fee adjustment paid in 1997 in accordance with the Money Manager Agreement.
         (b) The Money Manager has agreed to voluntarily waive a portion of its Money Manager Fee.
         (c)   After fee waivers.
         (d) The Money Manager received no fees as the assets managed represented investments in affiliated mutual funds.


                                                       Appendix B
                                              Open Forward Currency Contracts


                                                                                                            Unrealized
                                                               U.S. Dollar         Foreign Currency        Appreciation/
     Contracts                    Description               Receivable/(Payable)  Receivable/(Payable)    (Depreciation)

                               Multi-Asset Fund
                    Buy Contracts - Forwards
     5,177,258      Finnish Markka 1/15/98                        $  (979,146)   $        951,929         $(27,217)
    14,541,316      French Franc 1/15/98                           (2,489,397)          2,418,112          (71,285)
       789,748      Great British Pound 1/15/98                    (1,320,186)          1,298,879          (21,307)
     4,903,715      Norwegian Krone 1/15/98                          (694,814)            665,999          (28,815)
     5,803,490      Swedish Krona 1/15/98                            (403,316)            386,096          (17,220)
     2,227,127      Swiss Franc 1/15/98                            (1,586,757)          1,527,915          (58,842)

                                                            --------------------------------------------------------
                         Totals                                    (7,473,616)          7,248,930         (224,686)

                                                            --------------------------------------------------------

                    Buy Contracts - Spots

            494,680 Netherlands Guilder 1/2/98                       (247,080)            244,174           (2,906)

          1,672,380 Phillipine Peso 1/5/98                            (41,914)             41,810             (104)

            274,976 South African Rand 1/6/98                         (56,626)             56,441             (185)
                                                            --------------------------------------------------------
                         Totals
                                                                     (345,620)            342,425           (3,195)
                                                            --------------------------------------------------------

                    Sell Contracts - Forwards

          5,184,396 Finnish Markka 1/15/98                             985,477          (953,242)            32,235

         15,874,873 French Franc 1/15/98                             2,701,497        (2,639,872)            61,625

            907,779 Great British Pound 1/15/98                      1,470,102        (1,493,002)          (22,900)

            145,760 Irish Punt 1/15/98                                 213,393          (207,540)             5,853

          6,692,082 Norwegian Krone 1/15/98                            946,061          (908,886)            37,175

        157,835,457 Portuguese Escudo 1/15/98                          877,229          (857,804)            19,425

          3,061,490 Swedish Krona 1/15/98                              405,123          (386,096)            19,027

          3,101,806 Swiss Franc 1/15/98                              2,145,655        (2,127,986)            17,669
                                                            --------------------------------------------------------
                         Totals                                      9,744,537        (9,574,428)           170,109

                                                            --------------------------------------------------------

                    Sell Contracts - Spots

             11,640 Finnish Markka 1/2/98                                2,149            (2,138)                11

             22,522 Finnish Markka 1/5/98                                4,153            (4,138)                15

            288,630 German Deutsche Mark 1/2/98                        162,755          (160,593)             2,162

            284,050 German Deutsche Mark 4/20/98                       169,582          (159,032)            10,550

              7,523 Great British Pound exp. 1/2/98                     12,553           (12,380)               173

                 60 Great British Pound exp. 1/6/98                        100               (99)                 1

            120,889 Norwegian Krone 1/2/98                              16,637           (16,405)               232

            247,019 Norwegian Krone 1/5/98                              33,762           (33,528)               234
                                                            --------------------------------------------------------
                         Totals
                                                                       401,691          (388,313)            13,378
                                                            --------------------------------------------------------
                                                                                                  ==================
                         Net unrealized depreciation                                                      $ (44,394)

                                                                                                  ==================








                                                  Appendix B (continued)
                                              Open Forward Currency Contracts


                                                                                                       Unrealized
                                                               U.S. Dollar      Foreign Currency      Appreciation/
     Contracts                Description               Receivable/(Payable)  Receivable/(Payable)   (Depreciation)

                           International Equity Fund
                    Buy Contracts - Spots

             53,117 South African Rand 1/6/98                 $       (10,939)       $     10,903        $      (36)
                                                            --------------------------------------------------------

                    Sell Contracts - Forwards

        290,000,000 Japanese Yen 2/10/98                             2,497,416        (2,237,479)           259,937
                                                            --------------------------------------------------------

                    Sell Contracts - Spots

             33,899 Australian Dollar 1/5/98                            22,204           (22,098)               106

              3,910 Great British Pound 1/6/98                           6,495            (6,433)                62

             21,794 Swedish Krona 1/2/98                               (2,747)              2,752                 5
                                                            --------------------------------------------------------
                         Totals                                         31,451           (31,278)               173

                                                            --------------------------------------------------------
                                                                                                  ==================
                         Net unrealized appreciation                                                      $ 260,074

                                                                                                  ==================

                             Emerging Markets Fund
                    Buy Contracts - Spots

            102,229  Malaysian Ringgit 1/5/98                         (26,203)             26,366               163

          2,116,720  Phillipine Peso 1/5/98                           (53,184)             52,918             (266)

            354,283  South African Rand 1/6/98                        (72,962)             72,720             (242)
                                                            --------------------------------------------------------

                         Totals                                      (152,349)            152,004             (345)

                                                            --------------------------------------------------------

                    Sell Contracts - Spots

            538,297 Phillipine Peso 1/5/98                              13,525           (13,457)                68

             21,672 South African Rand 1/6/98                            4,463            (4,448)                15
                                                            --------------------------------------------------------
                         Totals                                         17,988           (17,905)                83

                                                            --------------------------------------------------------

                         Net unrealized depreciation                                                    $     (262)
                                                                                                  ==================




                                            Appendix C

                            Open Futures Contracts as of December 31, 1997



                                                                                               Value at       Unrealized
   Number of                                                                    Cost/        December 31,    Appreciation
   Contracts       Multi-Asset Fund                                          (Proceeds)          1997       (Depreciation)
                   Long Futures Contracts
              12    March '98 S&P 500                                          $ 2,958,600   $    2,937,300       $(21,300)

             108    March '98 Midcap 400                                        18,086,050       18,098,100          12,050

              19    March '98 5 Yr Treasury Notes                                2,054,969        2,063,875           8,906


                    Short Futures Contracts
             (5)    March '98 S&P  500                                         (1,231,125)      (1,223,875)           7,250

                                                                                                            ================
                        Total                                                                               $         6,906

                                                                                                            ================

                    U.S. Equity Fund
                    Long Futures Contracts
              42    March '98 S&P 500                                           10,172,400       10,280,550 $       108,150

                                                                                                            ================

                    Bond Fund
                    Long Futures Contracts
              19    March '98 10 Yr Treasury Notes                               2,119,688        2,130,969 $        11,281


              20    March '98 5 Yr Treasury Notes                                2,166,344        2,172,500           6,156

              23    March '98 U.S. 2 Yr Treasury Note                            4,768,961        4,777,891           8,930


                    Short Futures Contracts
             (3)    March '98 Euro                                               (705,225)        (705,525)           (300)

             (7)    March '98 U.S. 10 Yr Treasury Notes                          (779,568)        (785,094)         (5,526)

            (14)    March '98 U.S. Treasury Bonds                              (1,687,450)      (1,686,563)             887

             (3)    Sep '98 Euro                                                 (705,675)        (706,200)           (525)

                                                                                                            ================
                        Total                                                                                    $   20,903

                                                                                                            ================

                    Short-Term Fund
                    Long Futures Contracts
               9    June '98 Euro                                                2,117,154       2,119,725       $    2,571


                                                                                                            ================











                                                Appendix D

                                        Capital Share Transactions


                                               Year Ended 12/31/97                            Year Ended 12/31/96
Multi-Asset Fund                            Shares               Amount                    Shares               Amount
Shares Sold                                   16,711,363        $ 211,966,687               12,414,168    $     148,942,630

Shares Reinvested                              2,238,996           26,221,425                  741,729            8,952,996
Exit/Entrance Fee                                      -            1,224,865                         -             854,784
                                    ------------------------------------------     ------------------------------------------
   Subtotal                                   18,950,359          239,412,977                13,155,897          158,750,410
Shares Redeemed                              (4,198,208)         (53,888,979)               (3,407,420)         (40,828,439)
                                    ==========================================     ==========================================
Net Increase                                  14,752,151      $   185,523,998                 9,748,477    $     117,921,971

                                    ==========================================     ==========================================


                                               Year Ended 12/31/97                             Year Ended 12/31/96
International Equity Fund                  Shares               Amount                     Shares               Amount

Shares Sold                                    2,546,568          $31,880,666                  7,045,139     $     80,119,170
Shares Reinvested                                788,565            9,438,744                    485,076            5,862,190
Exit/Entrance Fees                                     -              227,931                          -              424,816
                                    ------------------------------------------      ------------------------------------------
   Subtotal                                    3,335,133           41,547,341                  7,530,215           86,406,176
Shares Redeemed                                (862,899)         (10,930,008)                (3,898,610)         (44,032,095)
                                    ==========================================      ==========================================
Net Increase                                   2,472,234        $  30,617,333                  3,631,605     $     42,374,081

                                    ==========================================      ==========================================


                                               Year Ended 12/31/97                             Year Ended 12/31/96
Emerging Markets Fund                      Shares               Amount                     Shares               Amount
Shares Sold                                    1,705,875       $   15,529,455                  6,273,660     $     56,965,180

Shares Reinvested                                482,627            3,919,420                     31,948              275,715
Exit/Entrance Fees                                     -              367,820                          -              331,463
                                    ------------------------------------------      ------------------------------------------
   Subtotal                                    2,188,502           19,816,695                  6,305,608           57,572,358
Shares Redeemed                              (2,226,500)         (21,228,824)                (2,946,642)         (26,561,431)
                                    ==========================================      ==========================================
Net Increase/(Decrease)                         (37,998)       $  (1,412,129)                  3,358,966     $     31,010,927

                                    ==========================================      ==========================================


                                               Year Ended 12/31/97                             Year Ended 12/31/96
U.S. Equity Fund                           Shares               Amount                     Shares               Amount
Shares Sold                                    2,063,678         $ 32,136,175                  4,368,046     $     59,674,611

Shares Reinvested                              1,755,692           27,538,988                  1,019,746           14,143,456
Exit/Entrance Fees                                     -               86,917                          -               76,112
                                    ------------------------------------------      ------------------------------------------
   Subtotal                                    3,819,370           59,762,080                  5,387,792           73,894,179
Shares Redeemed                                (360,988)          (5,646,464)                (1,408,508)         (19,289,674)
                                    ==========================================      ==========================================
Net Increase                                   3,458,382         $ 54,115,616                  3,979,284     $     54,604,505

                                    ==========================================      ==========================================


                                               Year Ended 12/31/97                             Year Ended 12/31/96
Bond Fund                                  Shares               Amount                     Shares               Amount
Shares Sold                                    5,708,623        $  57,808,297                  4,110,390    $      41,685,035

Shares Reinvested                                697,803            6,985,148                    364,890            3,645,717
                                    ------------------------------------------      ------------------------------------------
   Subtotal                                    6,406,426           64,793,445                  4,475,280           45,330,752
Shares Redeemed                              (2,162,530)         (21,721,874)                  (610,475)          (6,147,715)
                                    ==========================================      ==========================================
Net Increase                                   4,243,896       $   43,071,571                  3,864,805    $      39,183,037

                                    ==========================================      ==========================================


                                               Year Ended 12/31/97                             Year Ended 12/31/96
Short-Term Fund                            Shares               Amount                     Shares               Amount
Shares Sold                                    4,512,506        $  44,996,755                 10,421,535    $     104,066,028

Shares Reinvested                                162,340            1,626,271                    398,510            3,981,140
                                    ------------------------------------------      ------------------------------------------
   Subtotal                                    4,674,846           46,623,026                 10,820,045          108,047,168
Shares Redeemed                              (7,569,665)         (75,510,887)               (14,116,543)        (140,977,340)
                                    ==========================================      ==========================================
Net Increase/(Decrease)                      (2,894,819) $       (28,887,861)                (3,296,498)   $     (32,930,172)
                                    ==========================================      ==========================================



                                              Appendix E

                            Summary of Transactions with Affiliated Companies
                                 During the Year Ended December 31, 1997

                                                                                                               Change in
                                                                                                 Value at      Unrealized
                                                                     Realized       Dividend   December 31,  Appreciation/
           Affiliate              Purchase Cost   Sales Proceeds    Gain/(Loss)      Income        1997      (Depreciation)

Multi-Asset
Grantham, Mayo, and Van
Otterloo  and Co.                  $   77,528,937  $   30,135,481    $    321,305      643,156    43,349,197    (4,936,453)

TCW Funds Management, Inc.              3,128,321       9,287,021         200,015      194,461
                                                                                                     -            (160,640)
                                 -------------------------------------------------------------------------------------------
                                 ===========================================================================================

       Total                       $   80,657,258      39,422,502         521,320      837,617    43,349,197    (5,097,093)
                                 ===========================================================================================
                                 ===========================================================================================


International Equity
Lazard Freres Asset Management   $              -   $   3,353,201    $    353,201      $     -        $    -       (43,758)

                                 ===========================================================================================
                                 ===========================================================================================


U.S. Equity
Grantham, Mayo, and Van
Otterloo and Co.                                -       2,822,231   $     274,009      $     -       $     -      (277,930)


                                 ===========================================================================================
                                 ===========================================================================================


Short-Term
Fischer Francis Trees & Watts,
Inc.                             $       2,236,453   $ 14,646,318   $    (15,625)     $ 290,294      $             (12,508)
                                                                                               -
                                 ===========================================================================================
                                 ===========================================================================================


These transactions represent investments in pooled investment vehicles affiliated with the indicated Money Managers. No sales commissions were incurred by the Funds in connection with these transactions.




63

               Report of Independent Accountants



February 26, 1998

To the Board of Directors and Shareholders of TIFF Investment Program, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TIFF Multi-Asset Fund, TIFF International Equity Fund, TIFF Emerging Markets Fund, TIFF U.S. Equity Fund, TIFF Bond Fund and TIFF Short-Term Fund (constituting the TIFF Investment Program (TIP), hereafter referred to as the "Funds"), at December 31, 1997, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York


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ADVISER                                                            MONEY MANAGERS
Foundation Advisers, Inc.
2405 Ivy Road                                                      TIFF Multi-Asset Fund
Charlottesville, VA  22903                                         Bee & Associates, Inc.
phone     (804) 984-0084                                           Grantham, Mayo, Van Otterloo & Co.
fax       (804) 977-4479                                           Harding, Loevner Management, L.P.
                                                                   Seix Investment Advisors, Inc.
                                                                   Standard Pacific Capital LLC
CUSTODIAN                                                          Wellington Management Company LLP
FUND ACCOUNTING AGENT
TRANSFER AGENT                                                     TIFF International Equity Fund
DIVIDEND DISBURSING AGENT                                          Bee & Associates, Inc.
Investors Bank & Trust Company                                     Delaware International Advisers, Ltd.
P.O. Box 1537                                                      Harding, Loevner Management, L.P.
Boston, MA  02205                                                  Marathon Asset Management, Ltd.
                                                                   Mercury Asset Management

FUND ADMINISTRATOR                                                 TIFF Emerging Markets Fund
AND DISTRIBUTOR                                                    Emerging Markets Management
AMT Capital Services, Inc.                                         Lazard Freres Asset Management
600 Fifth Avenue
New York, NY  10020                                                TIFF U.S. Equity Fund
                                                                   Martingale Asset Management, L.P.
                                                                   Palo Alto Investors
LEGAL COUNSEL                                                      Shapiro Capital Management
Dechert Price & Rhoads                                             Westport Asset Management, Inc.
1500 K Street, N.W.
Washington, DC  20005                                              TIFF Bond Fund
                                                                   Atlantic Asset Management Partners, L.L.C.
                                                                   Seix Investment Advisors, Inc.
INDEPENDENT ACCOUNTANTS                                            Smith Breeden Associates, Inc.
Price Waterhouse LLP
1177 Avenue of the Americas                                        TIFF Short-Term Fund
New York, NY  10036                                                Fischer Francis Trees & Watts, Inc.


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